UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42180
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 44	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05311
Amendment No. 69	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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2

Table of Contents (continued)
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In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
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Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
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Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
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Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
Surrender Charges2 † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
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Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
Short-Term Trading Fee[4]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[4]	Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account, see Short-Term Trading Fees.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
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Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children's Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Death Benefit - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	3.28%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.
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Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
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•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in
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which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)	is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as
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"redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.  On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
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It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
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If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy's Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
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In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
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Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide's determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
To Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the
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policy and use the Cash Surrender Value to purchase a new policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide's available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner's income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
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IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
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Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
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Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy's Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured's age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured's sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams,
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determining insurability (and the Insured's underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide's underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex; age; underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.
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Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $12.50 per month through the first year from the Policy Date, and $5 per month after the first year from the Policy Date. The maximum guaranteed charge is $25 per month through the first year from the Policy Date, and $7.50 per month after the first year from the Policy Date.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
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Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total production based compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
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Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Accidental Death Benefit Rider
Subject to Nationwide's underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until the benefit has been paid or until the policy owner terminates the Rider in writing at the Service Center.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide's underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
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Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
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Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
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The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide's underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
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There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
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d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
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Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any Surrender Charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
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Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy's monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
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•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
1)	The minimum amount of any partial surrender is $500;
2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.
 Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base
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Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy's Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
In connection with both death benefit options, the term "applicable percentage" means:
1.	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
2.	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
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Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from
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gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner's written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
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Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, "Surrendering the Policy; Maturity").
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
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Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
For 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. Also, the American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
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Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of
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such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
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Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
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Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds, see Taxation of Death Benefits.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
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Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
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Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all
49

times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a policy owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy's Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A)

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
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Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
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Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class

This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I

This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II

This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
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Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Income Fund/VA: Non-Service Shares)

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
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PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I

This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Unconstrained Emerging Markets Bond Fund: Initial Class

This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
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Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
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Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
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The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
70

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

The Best of America® FPVUL
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2015 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2015.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
3

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
5

Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
Attained Age of Insured	Percentage of Cash Value
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
Attained Age of Insured	Percentage of Cash Value
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
6

Attained Age of Insured	Percentage of Cash Value
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
Attained Age of Insured	Percentage of Cash Value
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
Attained Age of Insured	Percentage of Cash Value
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
77 shares (cost $919)	$902
Global Allocation V.I. Fund - Class II (MLVGA2)
195,994 shares (cost $3,239,725)	3,171,181
VIP Small Cap Value Series: Service Class (DWVSVS)
10,587 shares (cost $427,021)	424,327
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,052,855 shares (cost $30,955,353)	47,367,965
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
167,454 shares (cost $4,461,165)	7,697,848
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,486 shares (cost $17,004)	17,567
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
38,561 shares (cost $156,205)	222,884
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
7,782 shares (cost $93,849)	95,716
Balanced Portfolio: Service Shares (JABS)
49,140 shares (cost $1,450,993)	1,620,131
Forty Portfolio: Service Shares (JACAS)
95,868 shares (cost $3,765,036)	3,758,993
Global Technology Portfolio: Service Shares (JAGTS)
202,871 shares (cost $1,540,243)	1,736,576
Overseas Portfolio: Service Shares (JAIGS)
106,384 shares (cost $4,052,213)	3,356,408
Investors Growth Stock Series - Initial Class (MIGIC)
14,960 shares (cost $177,337)	239,964
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
10,237 shares (cost $205,618)	167,073
Value Series - Initial Class (MVFIC)
132,988 shares (cost $2,150,154)	2,704,968
Core Plus Fixed Income Portfolio - Class I (MSVFI)
27,511 shares (cost $286,440)	293,822
Emerging Markets Debt Portfolio - Class I (MSEM)
113,460 shares (cost $1,011,997)	902,010
U.S. Real Estate Portfolio - Class I (MSVRE)
80,070 shares (cost $1,253,291)	1,611,814
NVIT International Index Fund Class I (NVIX)
459 shares (cost $4,504)	4,137
NVIT Bond Index Fund Class I (NVBX)
4,006 shares (cost $43,663)	42,819
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
423,970 shares (cost $6,502,667)	8,123,258
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
99,286 shares (cost $2,084,283)	2,472,222
American Funds NVIT Bond Fund - Class II (GVABD2)
67,234 shares (cost $723,960)	775,206
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
51,352 shares (cost $1,295,277)	1,580,629
American Funds NVIT Growth Fund - Class II (GVAGR2)
21,377 shares (cost $1,227,871)	1,796,724
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,829 shares (cost $894,642)	1,111,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Federated NVIT High Income Bond Fund - Class I (HIBF)
198,601 shares (cost $1,382,412)	$1,320,698
NVIT Emerging Markets Fund - Class I (GEM)
247,609 shares (cost $2,859,490)	2,726,174
NVIT International Equity Fund - Class I (GIG)
419,416 shares (cost $4,498,034)	4,319,982
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,443,828 shares (cost $12,373,600)	14,654,849
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,397 shares (cost $102,702)	138,717
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
29,743 shares (cost $301,622)	324,198
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
33,422 shares (cost $376,364)	396,714
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
64,663 shares (cost $742,736)	781,128
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
11,580 shares (cost $127,594)	123,325
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
99,998 shares (cost $1,016,528)	1,202,977
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
64,581 shares (cost $658,558)	718,137
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
26,570 shares (cost $288,998)	304,496
NVIT Core Bond Fund - Class I (NVCBD1)
47,937 shares (cost $525,805)	523,468
NVIT Core Plus Bond Fund - Class I (NVLCP1)
18,383 shares (cost $210,335)	210,487
NVIT Nationwide Fund - Class I (TRF)
3,523,755 shares (cost $36,405,867)	51,517,291
NVIT Government Bond Fund - Class I (GBF)
571,435 shares (cost $6,754,164)	6,325,782
American Century NVIT Growth Fund - Class I (CAF)
639,545 shares (cost $6,701,736)	14,268,238
NVIT International Index Fund - Class II (GVIX2)
44,587 shares (cost $436,851)	401,284
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
170,012 shares (cost $1,449,104)	2,198,253
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
22,976 shares (cost $347,017)	355,433
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
6,039 shares (cost $110,157)	107,620
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
53,186 shares (cost $561,370)	554,729
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
326,531 shares (cost $3,332,400)	4,362,457
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
383,126 shares (cost $4,076,343)	5,313,956
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
300,566 shares (cost $3,100,035)	3,576,730
NVIT Mid Cap Index Fund - Class I (MCIF)
249,025 shares (cost $4,979,831)	6,248,049
NVIT Money Market Fund - Class I (SAM)
18,172,746 shares (cost $18,172,746)	18,172,746
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
392,664 shares (cost $4,804,837)	4,354,648
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
51,630 shares (cost $575,108)	520,428
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
160,402 shares (cost $1,956,612)	2,154,194

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
113,303 shares (cost $1,246,851)	$1,335,842
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,392,286 shares (cost $21,521,807)	30,094,957
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,027,170 shares (cost $19,729,585)	24,001,687
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
67,116 shares (cost $1,279,506)	1,408,095
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
354,617 shares (cost $4,182,572)	5,624,219
NVIT Multi-Manager Small Company Fund - Class I (SCF)
740,313 shares (cost $13,686,189)	17,360,333
NVIT Multi-Sector Bond Fund - Class I (MSBF)
128,155 shares (cost $1,193,015)	1,168,775
NVIT Short Term Bond Fund - Class II (NVSTB2)
55,279 shares (cost $581,277)	573,245
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,345,312 shares (cost $37,896,213)	53,332,397
Templeton NVIT International Value Fund - Class III (NVTIV3)
14,360 shares (cost $191,187)	174,187
Invesco NVIT Comstock Value Fund - Class I (EIF)
50,419 shares (cost $675,577)	837,969
NVIT Real Estate Fund - Class I (NVRE1)
1,284,503 shares (cost $11,374,899)	10,879,742
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
633 shares (cost $7,720)	7,350
NVIT Small Cap Index Fund Class II (NVSIX2)
4,441 shares (cost $60,313)	61,546
NVIT S&P 500 Index Fund Class I (GVEX1)
153,001 shares (cost $2,110,589)	2,189,448
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
200 shares (cost $2,158)	2,346
VPS Growth and Income Portfolio - Class A (ALVGIA)
12,799 shares (cost $330,947)	384,474
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59,416 shares (cost $1,165,441)	1,304,180
VP Balanced Fund - Class I (ACVB)
792,128 shares (cost $5,348,345)	6,313,260
VP Capital Appreciation Fund - Class I (ACVCA)
117,295 shares (cost $1,394,438)	1,843,884
VP Income & Growth Fund - Class I (ACVIG)
263,627 shares (cost $2,224,715)	2,665,268
VP Inflation Protection Fund - Class II (ACVIP2)
112,727 shares (cost $1,304,861)	1,171,233
VP International Fund - Class I (ACVI)
48,352 shares (cost $316,415)	482,551
VP International Fund - Class III (ACVI3)
17,224 shares (cost $138,519)	171,897
VP Mid Cap Value Fund - Class I (ACVMV1)
109,868 shares (cost $1,828,931)	2,179,779
VP Ultra(R) Fund - Class I (ACVU1)
13,767 shares (cost $220,789)	222,061
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
117,088 shares (cost $1,853,861)	2,154,420
Appreciation Portfolio - Initial Shares (DCAP)
98,414 shares (cost $3,927,515)	4,872,481
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
6,310 shares (cost $264,426)	301,496
Growth and Income Portfolio - Initial Shares (DGI)
48,081 shares (cost $1,092,714)	1,571,291

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Managed Tail Risk Fund II: Primary Shares (FVCA2P)
29,090 shares (cost $181,877)	$161,447
Quality Bond Fund II - Primary Shares (FQB)
111,041 shares (cost $1,256,264)	1,268,085
Equity-Income Portfolio - Initial Class (FEIP)
1,758,678 shares (cost $39,529,468)	42,683,116
High Income Portfolio - Initial Class (FHIP)
1,276,230 shares (cost $7,197,332)	7,044,789
VIP Asset Manager Portfolio - Initial Class (FAMP)
729,105 shares (cost $10,730,184)	12,504,147
VIP Energy Portfolio - Service Class 2 (FNRS2)
112,529 shares (cost $2,543,397)	2,292,223
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
36,179 shares (cost $399,313)	449,706
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
95,362 shares (cost $1,000,039)	1,214,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,131 shares (cost $978,476)	1,209,765
VIP Growth Portfolio - Initial Class (FGP)
978,598 shares (cost $34,105,607)	62,121,413
VIP High Income Portfolio - Initial Class R (FHIPR)
657,663 shares (cost $3,748,998)	3,617,148
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
173,457 shares (cost $2,239,990)	2,195,971
VIP Mid Cap Portfolio - Service Class (FMCS)
228,997 shares (cost $6,731,005)	8,573,644
VIP Overseas Portfolio - Initial Class (FOP)
297,097 shares (cost $5,843,607)	5,555,707
VIP Overseas Portfolio - Service Class R (FOSR)
222,306 shares (cost $3,539,576)	4,132,666
VIP Value Strategies Portfolio - Service Class (FVSS)
68,759 shares (cost $821,766)	1,042,382
Franklin Income Securities Fund - Class 2 (FTVIS2)
114,861 shares (cost $1,809,119)	1,837,768
Rising Dividends Securities Fund - Class 1 (FTVRDI)
158,474 shares (cost $3,721,089)	4,695,589
Small Cap Value Securities Fund - Class 1 (FTVSVI)
141,939 shares (cost $2,348,014)	3,237,619
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
97,677 shares (cost $966,037)	898,630
Templeton Foreign Securities Fund - Class 1 (TIF)
9,864 shares (cost $135,916)	151,308
Templeton Foreign Securities Fund - Class 2 (TIF2)
86,307 shares (cost $1,512,920)	1,298,916
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
130,672 shares (cost $2,443,970)	2,350,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
28,354 shares (cost $214,559)	210,387
Short Duration Bond Portfolio - I Class Shares (AMTB)
260,260 shares (cost $2,850,069)	2,774,373
Balanced Portfolio - I Class Shares (AMBP)
2,965 shares (cost $28,304)	38,313
Growth Portfolio - I Class Shares (AMTG)
64,847 shares (cost $1,098,166)	1,911,028
Guardian Portfolio - I Class Shares (AMGP)
6,979 shares (cost $153,729)	168,124
International Portfolio - S Class Shares (AMINS)
1,759 shares (cost $18,189)	19,555
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
790 shares (cost $21,362)	18,337

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
189,509 shares (cost $1,696,795)	$3,106,059
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,357 shares (cost $19,560)	27,063
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
11,136 shares (cost $173,113)	199,661
Socially Responsive Portfolio - I Class Shares (AMSRS)
33,135 shares (cost $563,337)	791,269
Capital Income Fund/VA - Non-Service Shares (OVMS)
414,237 shares (cost $6,117,933)	6,076,858
Core Bond Fund/VA - Non-Service Shares (OVB)
460,993 shares (cost $3,417,779)	3,669,506
Global Securities Fund/VA - Non-Service Shares (OVGS)
569,372 shares (cost $19,723,275)	22,490,209
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
43,533 shares (cost $1,170,486)	1,463,160
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
50,229 shares (cost $1,193,778)	1,334,072
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
13,476 shares (cost $760,348)	1,062,187
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
42,336 shares (cost $230,245)	224,380
All Asset Portfolio - Administrative Class (PMVAAA)
20,548 shares (cost $231,164)	212,882
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
911 shares (cost $5,547)	4,426
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
32,431 shares (cost $372,083)	341,496
Low Duration Portfolio - Administrative Class (PMVLDA)
157,608 shares (cost $1,666,780)	1,667,489
Total Return Portfolio - Administrative Class (PMVTRA)
85,367 shares (cost $955,635)	956,110
VT Growth & Income Fund: Class IB (PVGIB)
8,773 shares (cost $194,301)	229,139
VT International Equity Fund: Class IB (PVTIGB)
20,660 shares (cost $257,616)	272,711
VT Voyager Fund: Class IB (PVTVB)
8,681 shares (cost $385,481)	477,823
VI American Franchise Fund - Series I Shares (ACEG)
1,328 shares (cost $65,268)	72,890
VI Value Opportunities Fund - Series I Shares (AVBVI)
540 shares (cost $3,805)	5,317
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2,198 shares (cost $33,594)	30,904
Variable Fund - Multi-Hedge Strategies (RVARS)
293 shares (cost $6,652)	6,971
Health Sciences Portfolio - II (TRHS2)
151,164 shares (cost $4,659,782)	5,479,708
Limited-Term Bond Portfolio - II (TRLT2)
7,686 shares (cost $37,794)	37,353
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
150,462 shares (cost $1,640,633)	1,403,814
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
456,223 shares (cost $5,734,359)	5,908,087
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
218,539 shares (cost $6,944,326)	5,544,324
Variable Insurance Portfolios - Asset Strategy (WRASP)
251,280 shares (cost $2,686,774)	2,730,988
Variable Insurance Portfolios - High Income (WRHIP)
187,926 shares (cost $744,707)	723,627

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
31,691 shares (cost $340,250)	$343,673
Advantage VT Discovery Fund (SVDF)
26,694 shares (cost $738,032)	819,761
Advantage VT Opportunity Fund - Class 2 (SVOF)
54,062 shares (cost $851,060)	1,560,222
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
36,429 shares (cost $343,316)	362,833

Total Investments	$659,479,045

Other Accounts Receivable	255,608
Accounts Receivable-Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	13
Accounts Receivable-Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	9

Accounts Receivable-TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	4
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	90,473

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(8,902)
Accounts Payable-VP International Fund - Class I (ACVI)	(15,786)
Accounts Payable-VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(5)
Accounts Payable-Balanced Portfolio - I Class Shares (AMBP)	(21)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(44)
Accounts Payable-Short Duration Bond Portfolio - I Class Shares (AMTB)	(1,944)
Accounts Payable-Growth Portfolio - I Class Shares (AMTG)	(3,548)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(2,755)
Accounts Payable-VI Value Opportunities Fund - Series I Shares (AVBVI)	(7)
Accounts Payable-Stock Index Fund, Inc. - Initial Shares (DSIF)	(12,872)
Accounts Payable-VIP Asset Manager Portfolio - Initial Class (FAMP)	(5,369)
Accounts Payable-Equity-Income Portfolio - Initial Class (FEIP)	(26,154)
Accounts Payable-VIP Growth Portfolio - Initial Class (FGP)	(17,393)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(5,211)
Accounts Payable-VIP Overseas Portfolio - Initial Class (FOP)	(3,518)
Accounts Payable-NVIT Government Bond Fund - Class I (GBF)	(2,937)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(550)
Accounts Payable-NVIT International Index Fund Class I (NVIX)	(8)
Accounts Payable-Core Bond Fund/VA - Non-Service Shares (OVB)	(4,614)
Accounts Payable-Global Securities Fund/VA - Non-Service Shares (OVGS)	(25,986)
Accounts Payable-Capital Income Fund/VA - Non-Service Shares (OVMS)	(4,632)
Accounts Payable-CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	(6)
Accounts Payable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	(44,875)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(12,556)
Accounts Payable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(12,338)

$659,613,121

Contract Owners’ Equity:
Accumulation units	659,613,121

Total Contract Owners’ Equity (note 5)	$659,613,121

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	MLVGA2	DWVSVS	DSIF	DSRG	GVGMNS	IVKMG1
Reinvested dividends	$8,635,066	46	66,092	512	808,932	78,398	6	-
Asset charges (note 3)	(3,528,645)	(33)	(16,293)	(1,222)	(222,584)	(42,306)	(119)	(1,045)

Net investment income (loss)	5,106,421	13	49,799	(710)	586,348	36,092	(113)	(1,045)

Realized gain (loss) on investments	28,876,065	652	52,059	2,232	1,742,515	232,913	70	5,200
Change in unrealized gain (loss) on investments	(24,718,364)	(769)	(302,607)	(8,676)	2,778,607	106,054	436	11,935

Net gain (loss) on investments	4,157,701	(117)	(250,548)	(6,444)	4,521,122	338,967	506	17,135

Reinvested capital gains	33,984,023	316	246,873	13,037	541,793	512,739	139	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,248,145	212	46,124	5,883	5,649,263	887,798	532	16,090

Investment Activity:	IVBRA1	JABS	JACAS	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC
Reinvested dividends	$-	23,603	1,166	-	239,198	1,127	-	28,101
Asset charges (note 3)	(272)	(7,125)	(18,484)	(9,030)	(22,089)	(1,062)	(1,504)	(9,573)

Net investment income (loss)	(272)	16,478	(17,318)	(9,030)	217,109	65	(1,504)	18,528

Realized gain (loss) on investments	(6,555)	31,189	308,950	262,170	(173,014)	7,214	33,719	165,660
Change in unrealized gain (loss) on investments	1,867	31,260	(1,176,543)	(231,139)	(850,406)	3,423	(94,290)	(27,053)

Net gain (loss) on investments	(4,688)	62,449	(867,593)	31,031	(1,023,420)	10,637	(60,571)	138,607

Reinvested capital gains	5,913	38,559	1,151,659	121,632	294,496	12,111	33,973	56,857

Net increase (decrease) in contract owners’ equity resulting from operations	$953	117,486	266,748	143,633	(511,815)	22,813	(28,102)	213,992

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MSVFI	MSEM	MSVRE	NVIX	NVBX	NVAMV1	GVAAA2	GVABD2
Reinvested dividends	$9,886	61,211	21,546	93	955	158,639	19,966	9,596
Asset charges (note 3)	(1,328)	(5,613)	(10,321)	(13)	(44)	(40,012)	(10,472)	(4,314)

Net investment income (loss)	8,558	55,598	11,225	80	911	118,627	9,494	5,282

Realized gain (loss) on investments	1,175	(6,552)	83,114	(1)	-	341,203	141,260	27,593
Change in unrealized gain (loss) on investments	11,946	(18,946)	252,940	(367)	(844)	(397,935)	(55,128)	(2,671)

Net gain (loss) on investments	13,121	(25,498)	336,054	(368)	(844)	(56,732)	86,132	24,922

Reinvested capital gains	-	8,422	-	-	-	875,562	3,282	6,826

Net increase (decrease) in contract owners’ equity resulting from operations	$21,679	38,522	347,279	(288)	67	937,457	98,908	37,030

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVNMO1	NVNSR1
Reinvested dividends	$11,428	8,208	8,706	55,874	30,446	98,062	131,376	1,283
Asset charges (note 3)	(8,404)	(9,308)	(5,502)	(3,988)	(13,481)	(16,572)	(76,070)	(711)

Net investment income (loss)	3,024	(1,100)	3,204	51,886	16,965	81,490	55,306	572

Realized gain (loss) on investments	123,672	160,764	200,414	1,476	22,928	125,017	685,567	11,098
Change in unrealized gain (loss) on investments	(105,161)	(34,248)	(116,475)	(62,629)	(146,397)	(320,845)	(2,313,199)	1,236

Net gain (loss) on investments	18,511	126,516	83,939	(61,153)	(123,469)	(195,828)	(1,627,632)	12,334

Reinvested capital gains	-	-	9,967	-	-	-	2,386,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,535	125,416	97,110	(9,267)	(106,504)	(114,338)	814,191	12,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Reinvested dividends	$6,913	9,410	18,448	2,899	29,997	18,023	7,192	14,577
Asset charges (note 3)	(1,920)	(2,264)	(3,951)	(5,443)	(6,260)	(3,988)	(886)	(4,008)

Net investment income (loss)	4,993	7,146	14,497	(2,544)	23,737	14,035	6,306	10,569

Realized gain (loss) on investments	9,664	8,732	81,441	109,383	29,053	14,274	11,662	(2,357)
Change in unrealized gain (loss) on investments	(18,487)	(9,417)	(86,404)	(61,775)	(33,330)	(59,147)	(13,099)	16,278

Net gain (loss) on investments	(8,823)	(685)	(4,963)	47,608	(4,277)	(44,873)	(1,437)	13,921

Reinvested capital gains	15,391	9,645	20,910	4,016	28,706	58,301	7,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,561	16,106	30,444	49,080	48,166	27,463	12,082	24,490

Investment Activity:	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$4,791	587,290	126,665	48,893	8,390	36,716	5,661	1,887
Asset charges (note 3)	(1,138)	(305,663)	(32,208)	(81,116)	(1,270)	(12,593)	(643)	(869)

Net investment income (loss)	3,653	281,627	94,457	(32,223)	7,120	24,123	5,018	1,018

Realized gain (loss) on investments	2,045	753,946	(77,235)	729,721	(10,278)	189,254	4,025	17,880
Change in unrealized gain (loss) on investments	5,201	4,475,821	240,317	726,069	(35,567)	(106,530)	(5,663)	(22,008)

Net gain (loss) on investments	7,246	5,229,767	163,082	1,455,790	(45,845)	82,724	(1,638)	(4,128)

Reinvested capital gains	-	-	-	-	-	-	1,326	1,839

Net increase (decrease) in contract owners’ equity resulting from operations	$10,899	5,511,394	257,539	1,423,567	(38,725)	106,847	4,706	(1,271)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI
Reinvested dividends	$10,329	74,741	89,292	64,140	64,698	-	48,096	13,391
Asset charges (note 3)	(3,774)	(18,930)	(27,204)	(19,612)	(31,397)	(100,704)	(16,678)	(2,045)

Net investment income (loss)	6,555	55,811	62,088	44,528	33,301	(100,704)	31,418	11,346

Realized gain (loss) on investments	12,363	188,851	12,380	10,905	293,654	-	79,770	(33,493)
Change in unrealized gain (loss) on investments	(16,915)	(34,444)	154,088	20,686	(158,369)	-	(450,189)	(32,883)

Net gain (loss) on investments	(4,552)	154,407	166,468	31,591	135,285	-	(370,419)	(66,376)

Reinvested capital gains	17,064	-	-	67,301	321,415	-	236,420	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,067	210,218	228,556	143,420	490,001	(100,704)	(102,581)	(55,030)

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$10,377	16,394	-	314,137	-	29,301	29,703	41,689
Asset charges (note 3)	(10,109)	(6,644)	(165,057)	(127,563)	(10,087)	(24,916)	(91,364)	(7,552)

Net investment income (loss)	268	9,750	(165,057)	186,574	(10,087)	4,385	(61,661)	34,137

Realized gain (loss) on investments	273,350	162,638	1,449,728	1,264,444	233,707	651,048	283,490	31,054
Change in unrealized gain (loss) on investments	(277,430)	(231,975)	(3,948,147)	(3,144,162)	(392,557)	(816,773)	(2,929,182)	(19,001)

Net gain (loss) on investments	(4,080)	(69,337)	(2,498,419)	(1,879,718)	(158,850)	(165,725)	(2,645,692)	12,053

Reinvested capital gains	169,600	161,561	3,631,806	5,229,886	189,477	511,701	2,680,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	$165,788	101,974	968,330	3,536,742	20,540	350,361	(27,041)	46,190

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVSIX2	GVEX1
Reinvested dividends	$5,562	379,594	6,660	14,149	292,174	130	533	38,417
Asset charges (note 3)	(2,985)	(263,851)	(942)	(4,259)	(49,587)	(15)	(456)	(5,835)

Net investment income (loss)	2,577	115,743	5,718	9,890	242,587	115	77	32,582

Realized gain (loss) on investments	2,927	2,131,201	2,227	87,921	548,073	(19)	(4,285)	69,199
Change in unrealized gain (loss) on investments	(6,401)	(3,570,880)	(30,951)	(40,212)	(955,360)	(370)	(2,692)	40,141

Net gain (loss) on investments	(3,474)	(1,439,679)	(28,724)	47,709	(407,287)	(389)	(6,977)	109,340

Reinvested capital gains	-	5,480,717	6,800	-	2,452,464	208	5,007	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(897)	4,156,781	(16,206)	57,599	2,287,764	(66)	(1,893)	141,922

Investment Activity:	NOTG3	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2	ACVI
Reinvested dividends	$24	5,711	9,378	83,784	-	52,359	16,304	9,042
Asset charges (note 3)	(18)	(2,426)	(6,535)	(33,854)	(14,364)	(14,491)	(5,387)	(3,030)

Net investment income (loss)	6	3,285	2,843	49,930	(14,364)	37,868	10,917	6,012

Realized gain (loss) on investments	10	91,190	62,551	137,191	55,927	350,173	(27,305)	9,612
Change in unrealized gain (loss) on investments	(5)	(68,171)	(109,774)	(110,320)	(274,479)	(90,425)	25,152	(47,894)

Net gain (loss) on investments	5	23,019	(47,223)	26,871	(218,552)	259,748	(2,153)	(38,282)

Reinvested capital gains	-	-	154,679	454,110	363,577	-	32,823	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11	26,304	110,299	530,911	130,661	297,616	41,587	(32,270)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVI3	ACVMV1	ACVU1	DVSCS	DCAP	DSC	DGI	FVCA2P
Reinvested dividends	$2,931	22,141	734	13,460	89,378	-	12,100	2,794
Asset charges (note 3)	-	(9,371)	(1,593)	(11,630)	(23,847)	(1,939)	(7,744)	(434)

Net investment income (loss)	2,931	12,770	(859)	1,830	65,531	(1,939)	4,356	2,360

Realized gain (loss) on investments	12,918	191,508	1,347	342,303	231,444	80,400	116,439	(1,665)
Change in unrealized gain (loss) on investments	(26,751)	(40,348)	(1,674)	(393,520)	(84,015)	(89,160)	15,466	(32,976)

Net gain (loss) on investments	(13,833)	151,160	(327)	(51,217)	147,429	(8,760)	131,905	(34,641)

Reinvested capital gains	-	109,437	-	127,835	128,531	-	-	30,607

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,902)	273,367	(1,186)	78,448	341,491	(10,699)	136,261	(1,674)

Investment Activity:	FQB	FEIP	FHIP	FAMP	FNRS2	FF10S	FF20S	FF30S
Reinvested dividends	$57,316	1,199,982	417,124	189,801	17,882	6,890	19,152	17,695
Asset charges (note 3)	(8,558)	(240,147)	(38,803)	(76,694)	(14,919)	(1,902)	(5,997)	(7,061)

Net investment income (loss)	48,758	959,835	378,321	113,107	2,963	4,988	13,155	10,634

Realized gain (loss) on investments	3,439	135,092	532,867	230,351	306,374	12,729	42,419	76,822
Change in unrealized gain (loss) on investments	(2,921)	1,732,780	(838,853)	(280,760)	(753,406)	(7,472)	(32,098)	(64,132)

Net gain (loss) on investments	518	1,867,872	(305,986)	(50,409)	(447,032)	5,257	10,321	12,690

Reinvested capital gains	-	594,601	-	598,481	31,221	6,464	20,328	23,984

Net increase (decrease) in contract owners’ equity resulting from operations	$49,276	3,422,308	72,335	661,179	(412,848)	16,709	43,804	47,308

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR	FVSS	FTVIS2
Reinvested dividends	$114,372	215,397	47,206	13,622	79,732	55,104	9,614	108,413
Asset charges (note 3)	(347,737)	(20,098)	(11,457)	(42,384)	(35,431)	(21,476)	(6,339)	(9,903)

Net investment income (loss)	(233,365)	195,299	35,749	(28,762)	44,301	33,628	3,275	98,510

Realized gain (loss) on investments	1,265,443	45,927	(39,110)	476,868	147,817	289,500	153,128	60,798
Change in unrealized gain (loss) on investments	5,222,802	(218,406)	143,429	(170,327)	(751,010)	(722,316)	(74,669)	(79,477)

Net gain (loss) on investments	6,488,245	(172,479)	104,319	306,541	(603,193)	(432,816)	78,459	(18,679)

Reinvested capital gains	-	-	1,105	197,053	1,683	1,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,254,880	22,820	141,173	474,832	(557,209)	(398,050)	81,734	79,831

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$76,015	27,191	15,009	3,601	28,888	122,625	5,302	46,617
Asset charges (note 3)	(23,087)	(16,431)	(3,296)	(916)	(5,019)	(7,698)	(765)	(15,726)

Net investment income (loss)	52,928	10,760	11,713	2,685	23,869	114,927	4,537	30,891

Realized gain (loss) on investments	505,565	463,181	39	(3,972)	(15,415)	(10,377)	(2,771)	(32,374)
Change in unrealized gain (loss) on investments	(236,287)	(722,622)	(67,407)	(18,154)	(214,004)	(93,180)	345	2,647

Net gain (loss) on investments	269,278	(259,441)	(67,368)	(22,126)	(229,419)	(103,557)	(2,426)	(29,727)

Reinvested capital gains	94,215	236,556	-	-	-	-	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$416,421	(12,125)	(55,655)	(19,441)	(205,550)	11,370	2,273	1,164

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS
Reinvested dividends	$-	-	716	69	-	23,269	182	-
Asset charges (note 3)	(232)	(10,514)	(759)	-	-	(5,169)	-	(968)

Net investment income (loss)	(232)	(10,514)	(43)	69	-	18,100	182	(968)

Realized gain (loss) on investments	1,834	137,054	13,864	41	74	169,765	375	14,282
Change in unrealized gain (loss) on investments	(3,468)	(11,018)	(27,145)	(766)	(6,335)	100,096	2,166	(28,143)

Net gain (loss) on investments	(1,634)	126,036	(13,281)	(725)	(6,261)	269,861	2,541	(13,861)

Reinvested capital gains	3,086	-	25,161	-	7,512	-	666	17,565

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220	115,522	11,837	(656)	1,251	287,961	3,389	2,736

Investment Activity:	AMSRS	OVMS	OVB	OVGS	OVGI	OVSC	OVAG	OVSB
Reinvested dividends	$2,905	125,008	193,199	256,506	10,836	11,377	-	8,370
Asset charges (note 3)	(3,939)	(34,387)	(21,276)	(105,365)	(5,612)	(6,389)	(6,962)	(851)

Net investment income (loss)	(1,034)	90,621	171,923	151,141	5,224	4,988	(6,962)	7,519

Realized gain (loss) on investments	46,820	(67,395)	(631,289)	712,615	169,193	185,507	119,663	(1,431)
Change in unrealized gain (loss) on investments	26,509	421,874	741,020	(1,488,890)	(68,824)	(244,830)	(78,544)	(2,005)

Net gain (loss) on investments	73,329	354,479	109,731	(776,275)	100,369	(59,323)	41,119	(3,436)

Reinvested capital gains	-	-	-	1,046,481	26,193	182,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,295	445,100	281,654	421,347	131,786	128,447	34,157	4,083

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB
Reinvested dividends	$20,889	67	7,382	21,144	25,128	1,832	2,434	3,956
Asset charges (note 3)	(2,683)	(180)	(1,805)	(7,869)	(6,146)	(821)	(1,445)	(2,501)

Net investment income (loss)	18,206	(113)	5,577	13,275	18,982	1,011	989	1,455

Realized gain (loss) on investments	(19,531)	(16,970)	(36,973)	6,035	(31,016)	6,462	23,137	32,264
Change in unrealized gain (loss) on investments	4,856	(1,120)	26,940	(9,269)	55,857	10,585	(43,664)	(2,663)

Net gain (loss) on investments	(14,675)	(18,090)	(10,033)	(3,234)	24,841	17,047	(20,527)	29,601

Reinvested capital gains	-	-	1,004	-	-	-	-	10,149

Net increase (decrease) in contract owners’ equity resulting from operations	$3,531	(18,203)	(3,452)	10,041	43,823	18,058	(19,538)	41,205

Investment Activity:	ACEG	AVBVI	AVMCCI	RVARS	TRHS2	TRLT2	VWBF	VWEM
Reinvested dividends	$29	78	12	-	-	370	75,843	32,479
Asset charges (note 3)	(147)	-	(139)	(35)	(23,603)	-	(10,419)	(31,178)

Net investment income (loss)	(118)	78	(127)	(35)	(23,603)	370	65,424	1,301

Realized gain (loss) on investments	2,508	457	635	2	970,334	(28)	(52,584)	196,243
Change in unrealized gain (loss) on investments	3,165	(161)	(2,838)	319	(149,737)	(205)	(115,386)	(989,734)

Net gain (loss) on investments	5,673	296	(2,203)	321	820,597	(233)	(167,970)	(793,491)

Reinvested capital gains	-	-	3,486	-	393,438	-	121,213	741,472

Net increase (decrease) in contract owners’ equity resulting from operations	$5,555	374	1,156	286	1,190,432	137	18,667	(50,718)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VWHA	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG	OVGS3
Reinvested dividends	$6,768	14,633	38,553	-	-	858	-	-
Asset charges (note 3)	(41,497)	(14,759)	(4,953)	(1,666)	(6,508)	(9,171)	(2,159)	(15,526)

Net investment income (loss)	(34,729)	(126)	33,600	(1,666)	(6,508)	(8,313)	(2,159)	(15,526)

Realized gain (loss) on investments	181,518	96,383	31,266	42,543	33,188	83,822	66,193	2,806,380
Change in unrealized gain (loss) on investments	(1,491,763)	(651,101)	(50,878)	(37,476)	(139,366)	68,302	(118,348)	(2,787,257)

Net gain (loss) on investments	(1,310,245)	(554,718)	(19,612)	5,067	(106,178)	152,124	(52,155)	19,123

Reinvested capital gains	-	387,871	5,816	19,055	112,587	-	34,913	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,344,974)	(166,973)	19,804	22,456	(99)	143,811	(19,401)	3,597

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GIG3	GVIX6	NVMIG3
Reinvested dividends	$-	-	-	29,549	10,673	80,565	6,282	51,311
Asset charges (note 3)	(1,638)	(2,400)	(3,671)	(1,791)	(3,307)	(6,132)	(509)	(7,717)

Net investment income (loss)	(1,638)	(2,400)	(3,671)	27,758	7,366	74,433	5,773	43,594

Realized gain (loss) on investments	(32,075)	289,158	(27,371)	16,907	(16,679)	1,134,426	82,822	1,554,038
Change in unrealized gain (loss) on investments	3,257	(254,632)	50,171	(1,703)	(70,685)	(1,140,603)	(85,971)	(1,557,674)

Net gain (loss) on investments	(28,818)	34,526	22,800	15,204	(87,364)	(6,177)	(3,149)	(3,636)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,456)	32,126	19,129	42,962	(79,998)	68,256	2,624	39,958

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDIV3	ACVVS1
Reinvested dividends	$11,389	-
Asset charges (note 3)	(660)	-

Net investment income (loss)	10,729	-

Realized gain (loss) on investments	64,642	12,529
Change in unrealized gain (loss) on investments	(79,573)	(18,971)

Net gain (loss) on investments	(14,931)	(6,442)

Reinvested capital gains	-	5,224

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,202)	(1,218)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			Total		ALVDAA		MLVGA2		DWVSVS
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		5,106,421	5,081,592	13	(6)	49,799	19,923	(710)	(115)
Realized gain (loss) on investments			28,876,065	17,848,642	652	6	52,059	90,962	2,232	498
Change in unrealized gain (loss) on investments			(24,718,364)	110,647,503	(769)	515	(302,607)	220,499	(8,676)	5,981
Reinvested capital gains			33,984,023	10,692,737	316	17	246,873	131,343	13,037	-

Net increase (decrease) in contract owners’ equity resulting from operations			43,248,145	144,270,474	212	532	46,124	462,727	5,883	6,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			25,490,212	26,560,363	-	-	121,628	158,981	2,852	3,928
Transfers between funds			-	-	3,430	-	(147,202)	61,530	391,260	50,492
Surrenders (note 6)			(52,156,720)	(52,859,707)	(5,222)	-	(348,348)	(233,251)	(3,102)	-
Death Benefits (note 4)			(6,275,444)	(8,217,470)	-	-	(84,191)	(17,182)	-	-
Net policy repayments (loans) (note 5)			5,831,791	4,925,415	(2,329)	-	92,461	(1,376)	(25,962)	16
Deductions for surrender charges (note 2d)			(2,121)	(1,785)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(33,525,143)	(35,084,239)	(227)	(26)	(165,543)	(183,012)	(6,372)	(1,036)
Asset charges (note 3):
MSP contracts			(291,593)	(287,571)	-	-	(3,613)	(3,239)	-	-
SL contracts or LSFP contracts			(149,874)	(147,523)	-	-	-	-	-	-
Adjustments to maintain reserves			14,839	48,702	6	3	(8)	6	1	6

Net equity transactions			(61,064,053)	(65,063,815)	(4,342)	(23)	(534,816)	(217,543)	358,677	53,406

Net change in contract owners’ equity			(17,815,908)	79,206,659	(4,130)	509	(488,692)	245,184	364,560	59,770
Contract owners’ equity beginning of period			677,429,029	598,222,370	5,037	4,528	3,659,868	3,414,684	59,770	-

Contract owners’ equity end of period		$	659,613,121	677,429,029	907	5,037	3,171,176	3,659,868	424,330	59,770

CHANGES IN UNITS:
Beginning units			27,393,020	30,145,125	441	443	229,979	244,658	4,859	-
Units purchased			4,245,639	2,897,049	292	-	17,330	23,320	30,676	4,957
Units redeemed			(6,861,553)	(5,649,154)	(656)	(2)	(51,086)	(37,999)	(2,710)	(98)

Ending units			24,777,106	27,393,020	77	441	196,223	229,979	32,825	4,859

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			DSIF		DSRG		GVGMNS		IVKMG1
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		586,348	594,589	36,092	43,129	(113)	(43)	(1,045)	(139)
Realized gain (loss) on investments			1,742,515	2,017,310	232,913	61,681	70	508	5,200	3,328
Change in unrealized gain (loss) on investments			2,778,607	8,964,501	106,054	1,786,062	436	111	11,935	55,982
Reinvested capital gains			541,793	490,403	512,739	-	139	410	-	-

Net increase (decrease) in contract owners’ equity resulting from operations			5,649,263	12,066,803	887,798	1,890,872	532	986	16,090	59,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			1,631,119	1,657,683	377,810	389,697	1,019	254	12,684	13,488
Transfers between funds			72,898	63,159	91,867	23,046	-	10,746	(5,374)	1,428
Surrenders (note 6)			(3,704,429)	(5,306,346)	(426,872)	(426,465)	-	-	(225)	(17,444)
Death Benefits (note 4)			(402,082)	(752,991)	(43,268)	(29,755)	-	-	(1,895)	-
Net policy repayments (loans) (note 5)			136,410	411,713	20,512	22,471	-	-	693	3,701
Deductions for surrender charges (note 2d)			(350)	(75)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(2,278,058)	(2,352,266)	(446,005)	(456,243)	(1,189)	(246)	(14,897)	(14,493)
Asset charges (note 3):
MSP contracts			(19,598)	(19,754)	(2,073)	(1,784)	-	-	(62)	(36)
SL contracts or LSFP contracts			(21,332)	(19,712)	(972)	(1,028)	-	-	(132)	(127)
Adjustments to maintain reserves			1,553	3,051	73	169	1	(4)	12	(2)

Net equity transactions			(4,583,869)	(6,315,538)	(428,928)	(479,892)	(169)	10,750	(9,196)	(13,485)

Net change in contract owners’ equity			1,065,394	5,751,265	458,870	1,410,980	363	11,736	6,894	45,686
Contract owners’ equity beginning of period			46,315,443	40,564,178	7,239,550	5,828,570	17,204	5,468	215,995	170,309

Contract owners’ equity end of period		$	47,380,837	46,315,443	7,698,420	7,239,550	17,567	17,204	222,889	215,995

CHANGES IN UNITS:
Beginning units			1,090,770	1,268,393	193,190	209,089	1,486	532	16,170	17,386
Units purchased			63,462	65,785	22,211	20,263	87	975	1,346	2,264
Units redeemed			(167,981)	(243,408)	(32,657)	(36,162)	(103)	(21)	(1,999)	(3,480)

Ending units			986,251	1,090,770	182,744	193,190	1,470	1,486	15,517	16,170

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			IVBRA1		JABS		JACAS		JAGTS
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		(272)	-	16,478	22,093	(17,318)	1,489	(9,030)	(7,220)
Realized gain (loss) on investments			(6,555)	-	31,189	(7,560)	308,950	365,262	262,170	164,974
Change in unrealized gain (loss) on investments			1,867	-	31,260	170,125	(1,176,543)	633,138	(231,139)	312,284
Reinvested capital gains			5,913	-	38,559	65,593	1,151,659	-	121,632	-

Net increase (decrease) in contract owners’ equity resulting from operations			953	-	117,486	250,251	266,748	999,889	143,633	470,038

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			366	-	43,728	59,027	125,185	164,828	40,025	49,093
Transfers between funds			121,423	-	65,466	(206,311)	(300,332)	(274,314)	(263,262)	57,115
Surrenders (note 6)			-	-	(49,415)	(23,308)	(417,837)	(201,384)	(77,167)	(42,907)
Death Benefits (note 4)			-	-	(30,808)	(18,870)	(5,453)	(191,444)	(16,256)	(15,582)
Net policy repayments (loans) (note 5)			(23,987)	-	26,719	(6,578)	173,732	(12,887)	9,231	12,212
Deductions for surrender charges (note 2d)			-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(3,038)	-	(60,419)	(59,472)	(173,897)	(191,259)	(62,576)	(54,517)
Asset charges (note 3):
MSP contracts			-	-	(1,055)	(1,056)	(1,705)	(1,734)	(187)	(169)
SL contracts or LSFP contracts			-	-	(174)	(143)	(1,262)	(1,203)	(1,180)	(999)
Adjustments to maintain reserves			3	-	13	18	(31)	38	(6)	24

Net equity transactions			94,767	-	(5,945)	(256,693)	(601,600)	(709,359)	(371,378)	4,270

Net change in contract owners’ equity			95,720	-	111,541	(6,442)	(334,852)	290,530	(227,745)	474,308
Contract owners’ equity beginning of period			-	-	1,508,607	1,515,049	4,093,835	3,803,305	1,964,320	1,490,012

Contract owners’ equity end of period		$	95,720	-	1,620,148	1,508,607	3,758,983	4,093,835	1,736,575	1,964,320

CHANGES IN UNITS:
Beginning units			-	-	64,527	77,338	269,822	327,052	239,301	244,704
Units purchased			11,974	-	5,348	5,013	17,776	19,033	9,472	18,600
Units redeemed			(2,661)	-	(5,545)	(17,824)	(58,295)	(76,263)	(54,582)	(24,003)

Ending units			9,313	-	64,330	64,527	229,303	269,822	194,191	239,301

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			JAIGS		MIGIC		MNDIC		MVFIC
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		217,109	115,611	65	420	(1,504)	(1,096)	18,528	14,026
Realized gain (loss) on investments			(173,014)	(160,062)	7,214	16,296	33,719	9,564	165,660	187,691
Change in unrealized gain (loss) on investments			(850,406)	629,812	3,423	29,688	(94,290)	54,674	(27,053)	351,169
Reinvested capital gains			294,496	-	12,111	7,056	33,973	2,189	56,857	5,906

Net increase (decrease) in contract owners’ equity resulting from operations			(511,815)	585,361	22,813	53,460	(28,102)	65,331	213,992	558,792

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			155,728	169,672	10,944	9,597	13,031	20,232	58,342	78,493
Transfers between funds			(443,499)	(401,280)	9,682	7,562	(103,447)	212,163	657,221	58,138
Surrenders (note 6)			(387,443)	(313,118)	(7,803)	(32,034)	(9,438)	(10,830)	(78,133)	(240,373)
Death Benefits (note 4)			(19,501)	(16,774)	-	-	-	-	(5,606)	(6,381)
Net policy repayments (loans) (note 5)			36,103	(164)	1,548	1,357	(588)	(341)	(16,580)	(927)
Deductions for surrender charges (note 2d)			-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(197,313)	(233,068)	(13,295)	(11,441)	(17,143)	(11,413)	(71,339)	(73,657)
Asset charges (note 3):
MSP contracts			(1,047)	(1,133)	-	-	-	-	(949)	(949)
SL contracts or LSFP contracts			(1,026)	(1,084)	(50)	(89)	-	-	(686)	(550)
Adjustments to maintain reserves			(21)	102	(8)	6	(3)	10	2	(1)

Net equity transactions			(858,019)	(796,847)	1,018	(25,042)	(117,588)	209,821	542,272	(186,207)

Net change in contract owners’ equity			(1,369,834)	(211,486)	23,831	28,418	(145,690)	275,152	756,264	372,585
Contract owners’ equity beginning of period			4,726,223	4,937,709	216,129	187,711	312,770	37,618	1,948,707	1,576,122

Contract owners’ equity end of period		$	3,356,389	4,726,223	239,960	216,129	167,080	312,770	2,704,971	1,948,707

CHANGES IN UNITS:
Beginning units			301,550	358,477	9,467	10,656	21,574	3,653	71,085	77,887
Units purchased			18,399	19,793	1,100	2,089	1,684	19,963	26,817	8,488
Units redeemed			(75,054)	(76,720)	(1,099)	(3,278)	(10,751)	(2,042)	(8,246)	(15,290)

Ending units			244,895	301,550	9,468	9,467	12,507	21,574	89,656	71,085

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			MSVFI		MSEM		MSVRE		NVIX
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$		8,558	12,037	55,598	45,636	11,225	7,704	80	-
Realized gain (loss) on investments			1,175	(1,281)	(6,552)	64,768	83,114	172,662	(1)	-
Change in unrealized gain (loss) on investments			11,946	(12,021)	(18,946)	(274,717)	252,940	(137,711)	(367)	-
Reinvested capital gains			-	-	8,422	16,435	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations			21,679	(1,265)	38,522	(147,878)	347,279	42,655	(288)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			2,887	14,703	30,788	31,335	148,889	24,287	126	-
Transfers between funds			65,534	40,918	(193,923)	(328,158)	159,664	(514,944)	4,385	-
Surrenders (note 6)			(50,407)	(109,462)	(191,933)	(31,295)	(253,228)	(77,873)	-	-
Death Benefits (note 4)			-	-	-	(9,680)	-	(8,630)	-	-
Net policy repayments (loans) (note 5)			17	8,661	15,270	(21,131)	(6,550)	(50,666)	-	-
Deductions for surrender charges (note 2d)			(236)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(12,210)	(16,812)	(41,606)	(49,039)	(30,716)	(35,330)	(86)	-
Asset charges (note 3):
MSP contracts			(154)	(163)	(611)	(695)	-	-	-	-
SL contracts or LSFP contracts			(134)	(259)	(344)	(389)	(1,584)	(1,658)	-	-
Adjustments to maintain reserves			9	(17)	18	(8)	79	50	8	-

Net equity transactions			5,306	(62,431)	(382,341)	(409,060)	16,554	(664,764)	4,433	-

Net change in contract owners’ equity			26,985	(63,696)	(343,819)	(556,938)	363,833	(622,109)	4,145	-
Contract owners’ equity beginning of period			266,846	330,542	1,245,833	1,802,771	1,248,531	1,870,640	-	-

Contract owners’ equity end of period		$	293,831	266,846	902,014	1,245,833	1,612,364	1,248,531	4,145	-

CHANGES IN UNITS:
Beginning units			18,667	23,156	42,545	56,091	32,399	51,441	-	-
Units purchased			11,281	11,823	1,796	2,613	4,047	677	461	-
Units redeemed			(10,495)	(16,312)	(14,542)	(16,159)	(2,820)	(19,719)	(9)	-

Ending units			19,453	18,667	29,799	42,545	33,626	32,399	452	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVBX		NVAMV1		GVAAA2		GVABD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$911	-	118,627	99,363	9,494	13,418	5,282	11,214
Realized gain (loss) on investments	-	-	341,203	314,945	141,260	85,324	27,593	18,277
Change in unrealized gain (loss) on investments	(844)	-	(397,935)	1,471,924	(55,128)	228,653	(2,671)	(57,955)
Reinvested capital gains	-	-	875,562	144,781	3,282	402	6,826	262

Net increase (decrease) in contract owners’ equity resulting from operations	67	-	937,457	2,031,013	98,908	327,797	37,030	(28,202)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	198	-	243,307	208,573	124,396	56,903	25,420	31,435
Transfers between funds	42,692	-	(66,965)	(53,646)	541,755	231,210	(69,999)	5,558
Surrenders (note 6)	-	-	(474,553)	(624,164)	(69,559)	(59,836)	(28,312)	(24,772)
Death Benefits (note 4)	-	-	(64,363)	(167,135)	(15,802)	-	-	(28,338)
Net policy repayments (loans) (note 5)	-	-	58,197	(25,249)	(13,608)	1,854	(24,397)	(19,458)
Deductions for surrender charges (note 2d)	-	-	(92)	(56)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138)	-	(389,641)	(400,256)	(68,157)	(62,171)	(24,546)	(27,237)
Asset charges (note 3):
MSP contracts	-	-	(4,102)	(3,893)	(1,633)	(1,192)	(48)	(327)
SL contracts or LSFP contracts	-	-	(2,353)	(2,659)	-	-	-	-
Adjustments to maintain reserves	(1)	-	713	251	10	1	1	7

Net equity transactions	42,751	-	(699,852)	(1,068,234)	497,402	166,769	(121,881)	(63,132)

Net change in contract owners’ equity	42,818	-	237,605	962,779	596,310	494,566	(84,851)	(91,334)
Contract owners’ equity beginning of period	-	-	7,885,955	6,923,176	1,875,914	1,381,348	860,061	951,395

Contract owners’ equity end of period	$42,818	-	8,123,560	7,885,955	2,472,224	1,875,914	775,210	860,061

CHANGES IN UNITS:
Beginning units	-	-	372,043	428,821	124,360	112,653	71,177	76,209
Units purchased	4,194	-	19,195	22,822	43,798	25,267	2,394	5,119
Units redeemed	(14)	-	(50,500)	(79,600)	(11,191)	(13,560)	(12,132)	(10,151)

Ending units	4,180	-	340,738	372,043	156,967	124,360	61,439	71,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,024	(1,971)	(1,100)	(3,189)	3,204	4,464	51,886	6,899
Realized gain (loss) on investments	123,672	146,130	160,764	150,645	200,414	26,157	1,476	(291)
Change in unrealized gain (loss) on investments	(105,161)	234,189	(34,248)	309,813	(116,475)	204,897	(62,629)	533
Reinvested capital gains	-	-	-	-	9,967	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,535	378,348	125,416	457,269	97,110	235,518	(9,267)	7,141

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,782	57,079	80,862	62,771	45,231	40,932	33,154	-
Transfers between funds	92,674	(47,450)	(138,599)	134,119	77,346	(26,483)	1,264,298	-
Surrenders (note 6)	(177,829)	(113,140)	(170,605)	(156,341)	(50,001)	(23,331)	(49,165)	(18)
Death Benefits (note 4)	(3,675)	-	(8,122)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,677)	(1,010)	41,143	(109,922)	3,490	19,511	14,022	(98)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,346)	(66,920)	(74,188)	(77,242)	(32,443)	(26,486)	(40,792)	(2,416)
Asset charges (note 3):
MSP contracts	(885)	(748)	(1,142)	(942)	(267)	(284)	(1,705)	(361)
SL contracts or LSFP contracts	-	-	-	-	-	-	(263)	(97)
Adjustments to maintain reserves	10	47	10	2	(2)	13	19	(16)

Net equity transactions	(110,946)	(172,142)	(270,641)	(147,555)	43,354	(16,128)	1,219,568	(3,006)

Net change in contract owners’ equity	(89,411)	206,206	(145,225)	309,714	140,464	219,390	1,210,301	4,135
Contract owners’ equity beginning of period	1,670,047	1,463,841	1,941,961	1,632,247	971,012	751,622	110,398	106,263

Contract owners’ equity end of period	$1,580,636	1,670,047	1,796,736	1,941,961	1,111,476	971,012	1,320,699	110,398

CHANGES IN UNITS:
Beginning units	101,666	114,108	131,148	142,174	74,243	76,013	5,235	5,384
Units purchased	10,433	5,943	6,453	17,347	9,403	3,918	66,179	-
Units redeemed	(17,164)	(18,385)	(24,811)	(28,373)	(6,137)	(5,688)	(9,134)	(149)

Ending units	94,935	101,666	112,790	131,148	77,509	74,243	62,280	5,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM		GIG		NVNMO1		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$16,965	3,285	81,490	480	55,306	70,788	572	428
Realized gain (loss) on investments	22,928	12,910	125,017	58,642	685,567	324,147	11,098	1,655
Change in unrealized gain (loss) on investments	(146,397)	(16,346)	(320,845)	47,547	(2,313,199)	3,894,869	1,236	31,401
Reinvested capital gains	-	-	-	-	2,386,517	580,724	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,504)	(151)	(114,338)	106,669	814,191	4,870,528	12,906	33,484

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,152	-	106,317	24,771	515,384	535,025	7,402	2,598
Transfers between funds	2,168,065	(85,056)	4,078,017	54,744	(517,967)	9,544	(4,614)	13,237
Surrenders (note 6)	(134,964)	(20,853)	(299,107)	(88,435)	(993,166)	(733,114)	(8,431)	(1,258)
Death Benefits (note 4)	(4,745)	-	(11,667)	-	(131,765)	(25,461)	-	-
Net policy repayments (loans) (note 5)	6,952	(6,540)	18,793	(12,746)	54,080	67,588	(101)	(94)
Deductions for surrender charges (note 2d)	(45)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,215)	(26,168)	(135,100)	(19,863)	(671,350)	(721,055)	(4,747)	(3,671)
Asset charges (note 3):
MSP contracts	(237)	-	(2,001)	(273)	(9,353)	(8,419)	-	-
SL contracts or LSFP contracts	(656)	(65)	(318)	(290)	(8)	(8)	-	-
Adjustments to maintain reserves	(12)	4	(28)	6	(15)	108	18	(6)

Net equity transactions	1,988,295	(138,678)	3,754,906	(42,086)	(1,754,160)	(875,792)	(10,473)	10,806

Net change in contract owners’ equity	1,881,791	(138,829)	3,640,568	64,583	(939,969)	3,994,736	2,433	44,290
Contract owners’ equity beginning of period	844,371	983,200	679,396	614,813	15,594,821	11,600,085	136,295	92,005

Contract owners’ equity end of period	$2,726,162	844,371	4,319,964	679,396	14,654,852	15,594,821	138,728	136,295

CHANGES IN UNITS:
Beginning units	34,669	40,391	43,387	45,936	1,179,010	1,255,134	9,336	8,694
Units purchased	110,467	250	291,837	7,484	61,510	86,860	229	2,042
Units redeemed	(30,111)	(5,972)	(55,519)	(10,033)	(196,053)	(162,984)	(930)	(1,400)

Ending units	115,025	34,669	279,705	43,387	1,044,467	1,179,010	8,635	9,336

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,993	2,299	7,146	5,064	14,497	8,456	(2,544)	20,086
Realized gain (loss) on investments	9,664	12,586	8,732	13,812	81,441	11,422	109,383	9,102
Change in unrealized gain (loss) on investments	(18,487)	40,411	(9,417)	19,129	(86,404)	74,611	(61,775)	13,331
Reinvested capital gains	15,391	6,440	9,645	8,234	20,910	15,958	4,016	23,223

Net increase (decrease) in contract owners’ equity resulting from operations	11,561	61,736	16,106	46,239	30,444	110,447	49,080	65,742

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,863	17,839	9,469	8,120	29,259	35,756	3,980	87,776
Transfers between funds	(17,972)	117,158	(52,246)	172,609	(48,260)	185,913	(575,905)	(47,619)
Surrenders (note 6)	(16,862)	-	-	(46,748)	-	(4,179)	(884,995)	(26,688)
Death Benefits (note 4)	-	-	-	(1,063)	-	-	-	(45,191)
Net policy repayments (loans) (note 5)	3,493	375	135	25,974	174	906	44,855	4,131
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,915)	(11,259)	(9,667)	(10,163)	(34,050)	(30,799)	(20,073)	(47,000)
Asset charges (note 3):
MSP contracts	-	-	(51)	(48)	(57)	(52)	(30)	(29)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	6	(1)	20	10	(5)	3	(4)	9

Net equity transactions	(32,387)	124,112	(52,340)	148,691	(52,939)	187,548	(1,432,172)	(74,611)

Net change in contract owners’ equity	(20,826)	185,848	(36,234)	194,930	(22,495)	297,995	(1,383,092)	(8,869)
Contract owners’ equity beginning of period	345,034	159,186	432,965	238,035	803,619	505,624	1,506,412	1,515,281

Contract owners’ equity end of period	$324,208	345,034	396,731	432,965	781,124	803,619	123,320	1,506,412

CHANGES IN UNITS:
Beginning units	26,454	15,770	33,453	21,042	61,151	46,481	122,213	128,438
Units purchased	2,087	11,852	751	18,833	2,288	17,579	6,735	8,763
Units redeemed	(4,627)	(1,168)	(4,718)	(6,422)	(6,365)	(2,909)	(119,220)	(14,988)

Ending units	23,914	26,454	29,486	33,453	57,074	61,151	9,728	122,213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,737	13,106	14,035	6,126	6,306	4,828	10,569	8,314
Realized gain (loss) on investments	29,053	22,801	14,274	19,801	11,662	12,320	(2,357)	746
Change in unrealized gain (loss) on investments	(33,330)	112,993	(59,147)	77,561	(13,099)	11,403	16,278	(23,542)
Reinvested capital gains	28,706	27,081	58,301	26,789	7,213	6,760	-	4,794

Net increase (decrease) in contract owners’ equity resulting from operations	48,166	175,981	27,463	130,277	12,082	35,311	24,490	(9,688)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,129	55,448	60,097	38,906	16,660	19,054	16,904	8,526
Transfers between funds	(3,757)	39,157	18,694	112,582	25,999	35,204	9,660	158,275
Surrenders (note 6)	(31,450)	(33,986)	(19,766)	(60,040)	(26,744)	(66,831)	(82,264)	(94,282)
Death Benefits (note 4)	-	-	(17,034)	-	(21,245)	-	-	-
Net policy repayments (loans) (note 5)	27,241	6,970	11,897	802	4,123	8,140	(2,073)	56,380
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,739)	(68,697)	(38,153)	(37,309)	(42,296)	(41,153)	(13,221)	(13,929)
Asset charges (note 3):
MSP contracts	(1,000)	(922)	-	-	(1,366)	(1,378)	(96)	(196)
SL contracts or LSFP contracts	-	-	-	-	-	-	(15)	(29)
Adjustments to maintain reserves	10	(5)	(12)	7	(14)	55	(1)	6

Net equity transactions	(42,566)	(2,035)	15,723	54,948	(44,883)	(46,909)	(71,106)	114,751

Net change in contract owners’ equity	5,600	173,946	43,186	185,225	(32,801)	(11,598)	(46,616)	105,063
Contract owners’ equity beginning of period	1,197,382	1,023,436	674,948	489,723	337,294	348,892	570,086	465,023

Contract owners’ equity end of period	$1,202,982	1,197,382	718,134	674,948	304,493	337,294	523,470	570,086

CHANGES IN UNITS:
Beginning units	91,749	92,029	51,690	46,451	26,062	29,959	45,475	35,977
Units purchased	10,032	10,781	8,128	16,699	4,010	6,946	3,261	19,572
Units redeemed	(13,309)	(11,061)	(7,019)	(11,460)	(7,417)	(10,843)	(8,766)	(10,074)

Ending units	88,472	91,749	52,799	51,690	22,655	26,062	39,970	45,475

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP1		TRF		GBF		CAF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,653	2,323	281,627	329,128	94,457	102,083	(32,223)	9,971
Realized gain (loss) on investments	2,045	2,167	753,946	61,165	(77,235)	(128,519)	729,721	553,075
Change in unrealized gain (loss) on investments	5,201	(11,073)	4,475,821	11,927,008	240,317	(438,927)	726,069	2,760,045
Reinvested capital gains	-	2,993	-	-	-	86,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,899	(3,590)	5,511,394	12,317,301	257,539	(378,770)	1,423,567	3,323,091

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,449	6,098	2,952,300	3,139,339	300,587	303,406	826,278	865,034
Transfers between funds	499,175	(40,269)	(90,753)	(248,107)	(171,089)	(344,862)	(68,319)	(68,272)
Surrenders (note 6)	(463,074)	-	(3,338,448)	(3,697,262)	(292,808)	(1,424,489)	(1,023,259)	(1,136,879)
Death Benefits (note 4)	-	-	(450,076)	(724,027)	(199,281)	(454,952)	(76,022)	(138,281)
Net policy repayments (loans) (note 5)	603	(1,737)	409,870	744,920	77,614	169,431	96,876	163,704
Deductions for surrender charges (note 2d)	-	-	-	(684)	-	-	-	(30)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,146)	(7,581)	(3,692,223)	(3,800,736)	(399,396)	(478,305)	(971,276)	(989,572)
Asset charges (note 3):
MSP contracts	-	-	(11,205)	(11,199)	(7,949)	(10,543)	(3,285)	(3,064)
SL contracts or LSFP contracts	-	-	(6,776)	(6,057)	(1,133)	(1,252)	(2,383)	(2,454)
Adjustments to maintain reserves	(6)	5	929	2,059	599	1,376	269	585

Net equity transactions	37,001	(43,484)	(4,226,382)	(4,601,754)	(692,856)	(2,240,190)	(1,221,121)	(1,309,229)

Net change in contract owners’ equity	47,900	(47,074)	1,285,012	7,715,547	(435,317)	(2,618,960)	202,446	2,013,862
Contract owners’ equity beginning of period	162,586	209,660	50,240,792	42,525,245	6,764,036	9,382,996	14,068,259	12,054,397

Contract owners’ equity end of period	$210,486	162,586	51,525,804	50,240,792	6,328,719	6,764,036	14,270,705	14,068,259

CHANGES IN UNITS:
Beginning units	11,879	14,970	968,562	1,080,920	215,753	298,463	499,743	551,597
Units purchased	3,626	637	96,765	112,623	14,785	17,556	49,094	56,376
Units redeemed	(800)	(3,728)	(187,434)	(224,981)	(38,599)	(100,266)	(93,573)	(108,230)

Ending units	14,705	11,879	877,893	968,562	191,939	215,753	455,264	499,743

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,120	-	24,123	24,090	5,018	1,129	1,018	1,472
Realized gain (loss) on investments	(10,278)	-	189,254	55,532	4,025	677	17,880	1,351
Change in unrealized gain (loss) on investments	(35,567)	-	(106,530)	418,804	(5,663)	9,381	(22,008)	14,739
Reinvested capital gains	-	-	-	-	1,326	904	1,839	1,807

Net increase (decrease) in contract owners’ equity resulting from operations	(38,725)	-	106,847	498,426	4,706	12,091	(1,271)	19,369

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,962	-	109,312	122,552	8,448	5,853	2,144	7,598
Transfers between funds	573,354	-	(131,711)	667	252,606	(1,390)	10,935	29,165
Surrenders (note 6)	(130,871)	-	(208,028)	(11,542)	(13,315)	(3,594)	(26,126)	-
Death Benefits (note 4)	-	-	(7,156)	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,330	-	24,942	16,891	1,645	5,087	(81)	(74)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,888)	-	(91,391)	(102,039)	(5,346)	(4,447)	(12,833)	(10,683)
Asset charges (note 3):
MSP contracts	(879)	-	(750)	(657)	(737)	-	(41)	(31)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	-	3,402	(3,305)	(8)	(8)	(7)	22

Net equity transactions	440,007	-	(301,380)	22,567	243,293	1,501	(26,009)	25,997

Net change in contract owners’ equity	401,282	-	(194,533)	520,993	247,999	13,592	(27,280)	45,366
Contract owners’ equity beginning of period	-	-	2,392,810	1,871,817	107,429	93,837	134,905	89,539

Contract owners’ equity end of period	$401,282	-	2,198,277	2,392,810	355,428	107,429	107,625	134,905

CHANGES IN UNITS:
Beginning units	-	-	116,767	115,731	6,895	6,800	7,635	6,030
Units purchased	48,112	-	7,666	13,215	15,773	1,244	361	2,294
Units redeemed	(5,018)	-	(21,757)	(12,179)	(1,218)	(1,149)	(2,172)	(689)

Ending units	43,094	-	102,676	116,767	21,450	6,895	5,824	7,635

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDC		GVIDM		GVDMA		GVDMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,555	6,638	55,811	56,314	62,088	56,434	44,528	38,048
Realized gain (loss) on investments	12,363	20,095	188,851	3,595	12,380	(78,814)	10,905	11,524
Change in unrealized gain (loss) on investments	(16,915)	(8,550)	(34,444)	653,264	154,088	1,043,874	20,686	211,930
Reinvested capital gains	17,064	9,099	-	-	-	-	67,301	40,187

Net increase (decrease) in contract owners’ equity resulting from operations	19,067	27,282	210,218	713,173	228,556	1,021,494	143,420	301,689

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,696	18,471	238,760	255,478	189,123	189,957	172,494	180,243
Transfers between funds	110,149	(35,470)	(111,049)	222,252	193,087	(4,496)	63,280	109,244
Surrenders (note 6)	(133,690)	(117,825)	(391,482)	(273,440)	(442,751)	(504,679)	(9,761)	(68,960)
Death Benefits (note 4)	(39,563)	-	(14,304)	(150,241)	-	(292,904)	-	(110,382)
Net policy repayments (loans) (note 5)	55,273	20,633	86,954	(66,975)	34,087	211,422	6,139	10,725
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,511)	(47,656)	(420,791)	(407,821)	(239,369)	(250,877)	(107,463)	(100,114)
Asset charges (note 3):
MSP contracts	(536)	(692)	(9,130)	(9,858)	(3,559)	(3,509)	(1,143)	(765)
SL contracts or LSFP contracts	(186)	(263)	(1,958)	(2,046)	(1,143)	(1,079)	-	-
Adjustments to maintain reserves	(15)	32	40	(29)	13	13	382	76

Net equity transactions	(42,383)	(162,770)	(622,960)	(432,680)	(270,512)	(656,152)	123,928	20,067

Net change in contract owners’ equity	(23,316)	(135,488)	(412,742)	280,493	(41,956)	365,342	267,348	321,756
Contract owners’ equity beginning of period	578,043	713,531	4,775,220	4,494,727	5,355,926	4,990,584	3,309,421	2,987,665

Contract owners’ equity end of period	$554,727	578,043	4,362,478	4,775,220	5,313,970	5,355,926	3,576,769	3,309,421

CHANGES IN UNITS:
Beginning units	38,417	49,104	257,540	282,525	270,794	308,078	194,912	192,674
Units purchased	10,649	5,067	20,296	41,599	24,506	25,670	16,495	20,536
Units redeemed	(12,937)	(15,754)	(53,421)	(66,584)	(38,310)	(62,954)	(8,947)	(18,298)

Ending units	36,129	38,417	224,415	257,540	256,990	270,794	202,460	194,912

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MCIF		SAM		NVMIG1		GVDIVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,301	34,436	(100,704)	(113,659)	31,418	-	11,346	2,577
Realized gain (loss) on investments	293,654	507,081	-	-	79,770	-	(33,493)	(8,043)
Change in unrealized gain (loss) on investments	(158,369)	885,674	-	-	(450,189)	-	(32,883)	32,842
Reinvested capital gains	321,415	148,870	-	-	236,420	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	490,001	1,576,061	(100,704)	(113,659)	(102,581)	-	(55,030)	27,376

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	122,516	262,362	1,439,474	1,435,071	126,142	-	20,359	-
Transfers between funds	48,202	319,406	2,302,319	328,076	4,615,056	-	467,794	(2,977)
Surrenders (note 6)	(319,721)	(289,111)	(3,281,294)	(4,525,650)	(219,661)	-	(39,998)	(4,760)
Death Benefits (note 4)	(1)	(93,586)	(749,705)	(235,503)	(3,478)	-	-	-
Net policy repayments (loans) (note 5)	(1,792)	(120,912)	1,608,638	1,385,883	85,914	-	(5,401)	(241)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(116)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281,554)	(402,325)	(1,736,347)	(1,773,480)	(145,532)	-	(22,150)	(5,506)
Asset charges (note 3):
MSP contracts	(3,684)	(2,604)	(12,746)	(13,386)	(1,205)	-	(83)	-
SL contracts or LSFP contracts	(778)	(814)	(7,071)	(7,148)	(1)	-	(179)	(29)
Adjustments to maintain reserves	417	172	(343)	(351)	(5)	-	(12)	18

Net equity transactions	(436,395)	(327,412)	(437,075)	(3,406,488)	4,457,230	-	420,214	(13,495)

Net change in contract owners’ equity	53,606	1,248,649	(537,779)	(3,520,147)	4,354,649	-	365,184	13,881
Contract owners’ equity beginning of period	6,194,520	4,945,871	18,620,052	22,140,199	-	-	155,241	141,360

Contract owners’ equity end of period	$6,248,126	6,194,520	18,082,273	18,620,052	4,354,649	-	520,425	155,241

CHANGES IN UNITS:
Beginning units	221,987	234,630	1,110,278	1,293,558	-	-	7,825	8,612
Units purchased	8,813	26,517	257,588	197,939	478,873	-	31,064	55
Units redeemed	(25,385)	(39,160)	(287,520)	(381,219)	(32,670)	-	(9,911)	(842)

Ending units	205,415	221,987	1,080,346	1,110,278	446,203	-	28,978	7,825

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$268	5,878	9,750	12,569	(165,057)	(160,722)	186,574	132,662
Realized gain (loss) on investments	273,350	75,931	162,638	63,504	1,449,728	1,360,756	1,264,444	872,868
Change in unrealized gain (loss) on investments	(277,430)	304,576	(231,975)	263,502	(3,948,147)	5,920,035	(3,144,162)	4,278,593
Reinvested capital gains	169,600	113,304	161,561	68,967	3,631,806	2,099,505	5,229,886	990,965

Net increase (decrease) in contract owners’ equity resulting from operations	165,788	499,689	101,974	408,542	968,330	9,219,574	3,536,742	6,275,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,114	66,050	56,205	63,319	1,111,613	1,111,561	647,905	683,944
Transfers between funds	97,178	224,871	423	55,836	(738,845)	(4,126)	58,430	271,371
Surrenders (note 6)	(142,773)	(108,194)	(261,888)	(147,678)	(1,588,782)	(2,183,807)	(2,228,887)	(1,789,565)
Death Benefits (note 4)	(61,650)	(25,972)	(14,070)	-	(207,297)	(88,791)	(169,897)	(108,972)
Net policy repayments (loans) (note 5)	39,803	13,546	1,330	12,976	311,266	50,327	111,622	260,395
Deductions for surrender charges (note 2d)	-	-	-	-	-	(260)	-	(66)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,043)	(88,517)	(66,709)	(74,504)	(1,488,418)	(1,562,534)	(1,022,973)	(1,057,926)
Asset charges (note 3):
MSP contracts	(1,062)	(1,054)	(389)	(320)	(10,067)	(9,703)	(6,014)	(6,290)
SL contracts or LSFP contracts	(759)	(802)	(467)	(457)	(968)	(189)	(41)	(10)
Adjustments to maintain reserves	(15)	5	(6)	2	(46)	178	9	150

Net equity transactions	(94,207)	79,933	(285,571)	(90,826)	(2,611,544)	(2,687,344)	(2,609,846)	(1,746,969)

Net change in contract owners’ equity	71,581	579,622	(183,597)	317,716	(1,643,214)	6,532,230	926,896	4,528,119
Contract owners’ equity beginning of period	2,082,599	1,502,977	1,519,433	1,201,717	31,738,191	25,205,961	23,074,785	18,546,666

Contract owners’ equity end of period	$2,154,180	2,082,599	1,335,836	1,519,433	30,094,977	31,738,191	24,001,681	23,074,785

CHANGES IN UNITS:
Beginning units	147,302	142,573	113,081	120,539	2,115,910	2,322,977	1,463,947	1,588,483
Units purchased	14,291	28,411	6,575	13,495	137,217	209,360	94,357	146,458
Units redeemed	(22,742)	(23,682)	(29,337)	(20,953)	(314,635)	(416,427)	(250,296)	(270,994)

Ending units	138,851	147,302	90,319	113,081	1,938,492	2,115,910	1,308,008	1,463,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(10,087)	(11,776)	4,385	20,105	(61,661)	(66,878)	34,137	35,114
Realized gain (loss) on investments	233,707	73,842	651,048	226,583	283,490	5,550	31,054	79,014
Change in unrealized gain (loss) on investments	(392,557)	479,707	(816,773)	1,602,123	(2,929,182)	6,099,713	(19,001)	(152,432)
Reinvested capital gains	189,477	98,857	511,701	-	2,680,312	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,540	640,630	350,361	1,848,811	(27,041)	6,038,385	46,190	(38,304)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,719	28,984	187,271	147,476	515,951	542,126	25,462	35,649
Transfers between funds	(529,314)	(13,239)	(339,391)	101,356	(1,132,774)	(386,225)	(65,618)	(453,325)
Surrenders (note 6)	(111,701)	(158,477)	(469,173)	(346,415)	(1,288,699)	(992,200)	(200,773)	(209,027)
Death Benefits (note 4)	(2,077)	-	(183,531)	(79,645)	(265,846)	(46,911)	(30,102)	(10,333)
Net policy repayments (loans) (note 5)	(4,589)	31,177	164,702	(125,093)	187,570	(79,769)	(28,439)	18,522
Deductions for surrender charges (note 2d)	-	-	(95)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,350)	(61,328)	(242,588)	(261,513)	(803,808)	(853,704)	(49,815)	(70,838)
Asset charges (note 3):
MSP contracts	(491)	(488)	(2,676)	(2,798)	(8,608)	(8,597)	(746)	(835)
SL contracts or LSFP contracts	(545)	(560)	(4,774)	(4,389)	(4,212)	(4,307)	(308)	(446)
Adjustments to maintain reserves	5	27	25	34	296	13,176	14	(12)

Net equity transactions	(632,343)	(173,904)	(890,230)	(570,987)	(2,800,130)	(1,816,411)	(350,325)	(690,645)

Net change in contract owners’ equity	(611,803)	466,726	(539,869)	1,277,824	(2,827,171)	4,221,974	(304,135)	(728,949)
Contract owners’ equity beginning of period	2,019,914	1,553,188	6,164,091	4,886,267	20,232,379	16,010,405	1,472,920	2,201,869

Contract owners’ equity end of period	$1,408,111	2,019,914	5,624,222	6,164,091	17,405,208	20,232,379	1,168,785	1,472,920

CHANGES IN UNITS:
Beginning units	176,232	194,158	163,575	180,700	344,129	383,102	76,689	112,778
Units purchased	19,982	9,159	9,144	13,244	15,908	18,082	3,019	2,869
Units redeemed	(78,952)	(27,085)	(33,455)	(30,369)	(64,187)	(57,055)	(21,112)	(38,958)

Ending units	117,262	176,232	139,264	163,575	295,850	344,129	58,596	76,689

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,577	4,216	115,743	132,558	5,718	2,499	9,890	(2,919)
Realized gain (loss) on investments	2,927	4,382	2,131,201	1,728,076	2,227	2,983	87,921	51,947
Change in unrealized gain (loss) on investments	(6,401)	(6,811)	(3,570,880)	13,369,063	(30,951)	15,406	(40,212)	118,383
Reinvested capital gains	-	504	5,480,717	-	6,800	1,218	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(897)	2,291	4,156,781	15,229,697	(16,206)	22,106	57,599	167,411

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,508	13,151	1,645,624	1,650,902	7,463	3,786	42,720	31,258
Transfers between funds	(710)	62,413	(1,202,388)	(1,037,213)	17,744	95,844	42,646	155,066
Surrenders (note 6)	(7,202)	(1,846)	(2,696,852)	(4,160,360)	(6,296)	(29,436)	(9,748)	(68,255)
Death Benefits (note 4)	-	-	(218,683)	(771,001)	-	-	(1,872)	-
Net policy repayments (loans) (note 5)	(8,494)	(6,318)	(102,979)	118,263	271	(1,021)	(7,331)	1,614
Deductions for surrender charges (note 2d)	(92)	-	(93)	(57)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,748)	(15,305)	(2,322,736)	(2,464,897)	(7,739)	(7,130)	(40,002)	(35,112)
Asset charges (note 3):
MSP contracts	(126)	(127)	(20,383)	(19,919)	-	-	(10)	(9)
SL contracts or LSFP contracts	-	-	(17,050)	(16,144)	(6)	(55)	(92)	(97)
Adjustments to maintain reserves	(1)	(9)	(26)	135	(20)	10	7	(3)

Net equity transactions	(9,865)	51,959	(4,935,566)	(6,700,291)	11,417	61,998	26,318	84,462

Net change in contract owners’ equity	(10,762)	54,250	(778,785)	8,529,406	(4,789)	84,104	83,917	251,873
Contract owners’ equity beginning of period	584,007	529,757	54,111,188	45,581,782	178,960	94,856	754,060	502,187

Contract owners’ equity end of period	$573,245	584,007	53,332,403	54,111,188	174,171	178,960	837,977	754,060

CHANGES IN UNITS:
Beginning units	52,481	47,427	2,458,573	2,816,828	10,518	6,634	30,815	27,511
Units purchased	3,572	8,835	118,726	140,842	11,928	6,827	3,560	10,165
Units redeemed	(4,527)	(3,781)	(340,604)	(499,097)	(11,223)	(2,943)	(2,876)	(6,861)

Ending units	51,526	52,481	2,236,695	2,458,573	11,223	10,518	31,499	30,815

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVSIX2		GVEX1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$242,587	78,210	115	-	77	564	32,582	14,846
Realized gain (loss) on investments	548,073	575,421	(19)	-	(4,285)	511	69,199	22,074
Change in unrealized gain (loss) on investments	(955,360)	(1,006,093)	(370)	-	(2,692)	3,925	40,141	38,717
Reinvested capital gains	2,452,464	596,191	208	-	5,007	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,287,764	243,729	(66)	-	(1,893)	5,000	141,922	75,637

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	645,013	293,397	-	-	276	1,097	13,525	674
Transfers between funds	1,322,671	(344,394)	8,455	-	60,372	48,023	1,269,291	1,347,889
Surrenders (note 6)	(773,476)	(621,836)	-	-	(46,737)	-	(154,517)	(438,019)
Death Benefits (note 4)	(101,373)	(92,870)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(29,086)	44,350	-	-	1,540	117	(26,799)	-
Deductions for surrender charges (note 2d)	(75)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(417,091)	(442,829)	(1,039)	-	(4,958)	(1,291)	(30,136)	(10,021)
Asset charges (note 3):
MSP contracts	(4,148)	(3,769)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,143)	(1,106)	-	-	-	-	-	-
Adjustments to maintain reserves	48	(12)	1	-	(6)	-	-	(3)

Net equity transactions	641,340	(1,169,069)	7,417	-	10,487	47,946	1,071,364	900,520

Net change in contract owners’ equity	2,929,104	(925,340)	7,351	-	8,594	52,946	1,213,286	976,157
Contract owners’ equity beginning of period	7,950,686	8,876,026	-	-	52,946	-	976,157	-

Contract owners’ equity end of period	$10,879,790	7,950,686	7,351	-	61,540	52,946	2,189,443	976,157

CHANGES IN UNITS:
Beginning units	669,846	767,061	-	-	4,191	-	82,752	-
Units purchased	162,469	43,205	716	-	2,262	4,307	90,517	122,027
Units redeemed	(116,138)	(140,420)	(89)	-	(1,768)	(116)	(8,704)	(39,275)

Ending units	716,177	669,846	627	-	4,685	4,191	164,565	82,752

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTG3		ALVGIA		ALVSVA		ACVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6	13	3,285	2,494	2,843	1,200	49,930	48,356
Realized gain (loss) on investments	10	3	91,190	77,058	62,551	103,241	137,191	21,075
Change in unrealized gain (loss) on investments	(5)	193	(68,171)	66,496	(109,774)	156,767	(110,320)	578,835
Reinvested capital gains	-	-	-	-	154,679	57,709	454,110	90,503

Net increase (decrease) in contract owners’ equity resulting from operations	11	209	26,304	146,048	110,299	318,917	530,911	738,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,265	12,299	8,865	38,126	37,272	140,885	163,475
Transfers between funds	-	-	(394,286)	350,465	199,793	(124,186)	1,084,428	413,410
Surrenders (note 6)	-	-	(6,074)	(14,236)	(156,667)	(6,512)	(375,939)	(123,472)
Death Benefits (note 4)	-	-	-	-	(16)	-	(57,048)	(82,855)
Net policy repayments (loans) (note 5)	-	-	3,745	6,237	32,717	(21,867)	21,700	(10,975)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(24)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87)	(51)	(21,685)	(27,499)	(59,653)	(51,372)	(221,673)	(241,650)
Asset charges (note 3):
MSP contracts	-	-	(116)	(178)	(436)	(489)	(2,341)	(2,315)
SL contracts or LSFP contracts	-	-	(27)	(23)	(255)	(257)	(524)	(823)
Adjustments to maintain reserves	(2)	(3)	(22)	6	23	9	373	13

Net equity transactions	(89)	2,211	(406,166)	323,637	53,632	(167,402)	589,861	114,784

Net change in contract owners’ equity	(78)	2,420	(379,862)	469,685	163,931	151,515	1,120,772	853,553
Contract owners’ equity beginning of period	2,420	-	764,323	294,638	1,140,255	988,740	5,192,773	4,339,220

Contract owners’ equity end of period	$2,342	2,420	384,461	764,323	1,304,186	1,140,255	6,313,545	5,192,773

CHANGES IN UNITS:
Beginning units	223	-	32,892	17,027	33,478	39,888	173,234	167,449
Units purchased	-	228	1,887	17,851	7,086	3,856	52,197	26,591
Units redeemed	(8)	(5)	(19,575)	(1,986)	(5,319)	(10,266)	(22,713)	(20,806)

Ending units	215	223	15,204	32,892	35,245	33,478	202,718	173,234

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIP2		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,364)	(12,888)	37,868	35,806	10,917	21,889	6,012	6,763
Realized gain (loss) on investments	55,927	17,342	350,173	171,099	(27,305)	28,157	9,612	(4,789)
Change in unrealized gain (loss) on investments	(274,479)	355,355	(90,425)	372,856	25,152	(290,686)	(47,894)	113,341
Reinvested capital gains	363,577	61,503	-	-	32,823	71,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	130,661	421,312	297,616	579,761	41,587	(168,888)	(32,270)	115,315

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(9,044)	17,487	48,078	45,877	43,674	54,954	1	129
Transfers between funds	33,734	(5,261)	(60,634)	767,847	(51,205)	(590,624)	(19,712)	(8,413)
Surrenders (note 6)	(71,076)	(18,823)	(213,932)	(188,285)	(197,748)	(165,579)	(46,908)	(67,144)
Death Benefits (note 4)	511	(23,785)	(6,551)	(91,817)	(272)	(54,527)	(20,825)	-
Net policy repayments (loans) (note 5)	8,112	(15,791)	94,994	77,434	27,448	59,063	(1,726)	(1,947)
Deductions for surrender charges (note 2d)	-	-	-	-	(89)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,603)	(43,354)	(103,710)	(100,309)	(65,959)	(93,758)	(15,304)	(19,403)
Asset charges (note 3):
MSP contracts	1,608	-	(2,595)	(2,176)	(2,446)	(2,787)	-	-
SL contracts or LSFP contracts	(1,350)	(1,327)	(510)	(489)	(63)	(185)	(893)	(1,095)
Adjustments to maintain reserves	(2,149)	2,373	414	106	(8)	(2)	(923)	3,099

Net equity transactions	(73,257)	(88,481)	(244,446)	508,188	(246,668)	(793,445)	(106,290)	(94,774)

Net change in contract owners’ equity	57,404	332,831	53,170	1,087,949	(205,081)	(962,333)	(138,560)	20,541
Contract owners’ equity beginning of period	1,795,382	1,462,551	2,612,178	1,524,229	1,376,314	2,338,647	636,897	616,356

Contract owners’ equity end of period	$1,852,786	1,795,382	2,665,348	2,612,178	1,171,233	1,376,314	498,337	636,897

CHANGES IN UNITS:
Beginning units	100,920	107,645	139,633	103,967	93,282	144,454	36,115	40,913
Units purchased	5,156	1,725	6,050	56,565	5,463	7,484	99	22
Units redeemed	(7,636)	(8,450)	(17,628)	(20,899)	(21,746)	(58,656)	(5,053)	(4,820)

Ending units	98,440	100,920	128,055	139,633	76,999	93,282	31,161	36,115

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVI3		ACVMV1		ACVU1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,931	2,954	12,770	13,916	(859)	(4)	1,830	11,391
Realized gain (loss) on investments	12,918	25,335	191,508	93,651	1,347	13,116	342,303	125,416
Change in unrealized gain (loss) on investments	(26,751)	10,127	(40,348)	316,534	(1,674)	(960)	(393,520)	560,846
Reinvested capital gains	-	-	109,437	27,586	-	-	127,835	27,653

Net increase (decrease) in contract owners’ equity resulting from operations	(10,902)	38,416	273,367	451,687	(1,186)	12,152	78,448	725,306

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,695	15,562	43,956	45,224	(529)	1,866	53,577	85,241
Transfers between funds	(14,269)	(3,023)	126,073	299,293	40,461	114,617	(313,115)	322,539
Surrenders (note 6)	(9,305)	(50,349)	(85,074)	(85,862)	(808)	(18,626)	(60,355)	(188,259)
Death Benefits (note 4)	-	-	(837)	-	-	-	(19,312)	-
Net policy repayments (loans) (note 5)	40	102	(42,888)	(37,699)	(142)	(1,205)	(72,058)	(53,520)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(29)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,306)	(4,007)	(63,104)	(68,800)	(1,402)	(3,584)	(95,724)	(95,105)
Asset charges (note 3):
MSP contracts	-	-	(656)	(505)	-	-	(1,600)	(1,435)
SL contracts or LSFP contracts	(707)	(748)	(55)	(39)	(14)	(62)	(820)	(819)
Adjustments to maintain reserves	(2)	(8)	18	(10)	52	(16)	42	2

Net equity transactions	(22,854)	(42,471)	(22,567)	151,602	37,618	92,990	(509,394)	68,644

Net change in contract owners’ equity	(33,756)	(4,055)	250,800	603,289	36,432	105,142	(430,946)	793,950
Contract owners’ equity beginning of period	205,643	209,698	1,928,977	1,325,688	185,678	80,536	2,585,388	1,791,438

Contract owners’ equity end of period	$171,887	205,643	2,179,777	1,928,977	222,110	185,678	2,154,442	2,585,388

CHANGES IN UNITS:
Beginning units	10,941	13,657	85,896	76,468	10,891	6,088	98,177	95,136
Units purchased	255	925	6,734	18,902	1,667	7,890	4,461	19,586
Units redeemed	(1,518)	(3,641)	(8,862)	(9,474)	(630)	(3,087)	(24,554)	(16,545)

Ending units	9,678	10,941	83,768	85,896	11,928	10,891	78,084	98,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		DSC		DGI		FVCA2P
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$65,531	72,768	(1,939)	(2,566)	4,356	5,638	2,360	1,652
Realized gain (loss) on investments	231,444	398,563	80,400	77,674	116,439	30,943	(1,665)	5,178
Change in unrealized gain (loss) on investments	(84,015)	453,934	(89,160)	104,553	15,466	399,147	(32,976)	11,652
Reinvested capital gains	128,531	11,946	-	-	-	-	30,607	4,650

Net increase (decrease) in contract owners’ equity resulting from operations	341,491	937,211	(10,699)	179,661	136,261	435,728	(1,674)	23,132

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	147,379	176,064	13,087	16,822	56,743	64,082	4,537	3,929
Transfers between funds	(41,310)	(442,612)	(280,728)	43,644	21,379	11,465	(12)	1,717
Surrenders (note 6)	(361,262)	(409,797)	(14,660)	(8,672)	(121,425)	(107,018)	-	(550)
Death Benefits (note 4)	-	(19,715)	-	-	(31,642)	-	-	-
Net policy repayments (loans) (note 5)	(21,839)	(58,994)	9,513	(15,046)	15,177	22,385	460	(1,600)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(213,488)	(237,289)	(23,566)	(31,590)	(92,120)	(95,869)	(3,547)	(5,174)
Asset charges (note 3):
MSP contracts	(1,653)	(1,557)	(115)	(46)	(799)	(786)	-	-
SL contracts or LSFP contracts	(2,053)	(2,418)	(50)	(46)	(710)	(624)	(247)	(222)
Adjustments to maintain reserves	(4)	49	23	14	32	(19)	19	(18)

Net equity transactions	(494,230)	(996,269)	(296,496)	5,080	(153,365)	(106,384)	1,210	(1,918)

Net change in contract owners’ equity	(152,739)	(59,058)	(307,195)	184,741	(17,104)	329,344	(464)	21,214
Contract owners’ equity beginning of period	5,025,341	5,084,399	608,716	423,975	1,588,414	1,259,070	161,926	140,712

Contract owners’ equity end of period	$4,872,602	5,025,341	301,521	608,716	1,571,310	1,588,414	161,462	161,926

CHANGES IN UNITS:
Beginning units	212,115	257,978	28,819	29,707	70,468	75,494	8,972	9,069
Units purchased	11,285	12,631	923	4,391	5,327	6,162	315	476
Units redeemed	(31,442)	(58,494)	(15,637)	(5,279)	(12,722)	(11,188)	(226)	(573)

Ending units	191,958	212,115	14,105	28,819	63,073	70,468	9,061	8,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FEIP		FHIP		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$48,758	70,615	959,835	808,274	378,321	441,578	113,107	115,695
Realized gain (loss) on investments	3,439	9,252	135,092	913,978	532,867	572,630	230,351	228,364
Change in unrealized gain (loss) on investments	(2,921)	(75,920)	1,732,780	5,664,905	(838,853)	(553,451)	(280,760)	1,363,254
Reinvested capital gains	-	-	594,601	2,771,326	-	-	598,481	29,748

Net increase (decrease) in contract owners’ equity resulting from operations	49,276	3,947	3,422,308	10,158,483	72,335	460,757	661,179	1,737,061

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,280	34,465	1,519,924	1,648,437	20,775	59,597	468,210	429,226
Transfers between funds	(112,875)	(130,448)	(749,562)	(574,334)	(526,138)	(311,665)	155,266	38,736
Surrenders (note 6)	(185,277)	(147,568)	(3,281,240)	(3,159,667)	(401,261)	(378,093)	(792,434)	(1,064,639)
Death Benefits (note 4)	(28,172)	(145,174)	(593,834)	(718,199)	(65,169)	(109,256)	(98,867)	(220,557)
Net policy repayments (loans) (note 5)	11,282	(19,783)	472,128	389,528	(112,888)	(80,965)	92,418	242,135
Deductions for surrender charges (note 2d)	-	-	(188)	(135)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,703)	(83,810)	(2,284,845)	(2,357,910)	(318,604)	(367,125)	(669,653)	(690,101)
Asset charges (note 3):
MSP contracts	(1,037)	(1,887)	(22,125)	(21,779)	(6,215)	(6,256)	(3,809)	(3,836)
SL contracts or LSFP contracts	(245)	(476)	(5,692)	(5,994)	(3,492)	(3,709)	(1,660)	(952)
Adjustments to maintain reserves	17	(2)	3,186	5,614	112	312	1,757	595

Net equity transactions	(355,730)	(494,683)	(4,942,248)	(4,794,439)	(1,412,880)	(1,197,160)	(848,772)	(1,269,393)

Net change in contract owners’ equity	(306,454)	(490,736)	(1,519,940)	5,364,044	(1,340,545)	(736,403)	(187,593)	467,668
Contract owners’ equity beginning of period	1,574,553	2,065,289	44,229,210	38,865,166	8,390,545	9,126,948	12,697,109	12,229,441

Contract owners’ equity end of period	$1,268,099	1,574,553	42,709,270	44,229,210	7,050,000	8,390,545	12,509,516	12,697,109

CHANGES IN UNITS:
Beginning units	94,617	124,241	767,539	880,660	257,480	291,771	354,922	389,255
Units purchased	2,674	8,790	35,585	41,885	4,256	7,338	28,385	29,580
Units redeemed	(23,449)	(38,414)	(126,154)	(155,006)	(54,865)	(41,629)	(49,652)	(63,913)

Ending units	73,842	94,617	676,970	767,539	206,871	257,480	333,655	354,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FNRS2		FF10S		FF20S		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,963	4,623	4,988	4,512	13,155	13,088	10,634	12,362
Realized gain (loss) on investments	306,374	237,322	12,729	7,058	42,419	46,448	76,822	47,097
Change in unrealized gain (loss) on investments	(753,406)	281,565	(7,472)	30,228	(32,098)	88,417	(64,132)	145,333
Reinvested capital gains	31,221	15,898	6,464	4,521	20,328	15,564	23,984	16,672

Net increase (decrease) in contract owners’ equity resulting from operations	(412,848)	539,408	16,709	46,319	43,804	163,517	47,308	221,464

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	120,817	138,339	12,586	25,358	25,260	24,699	62,000	81,646
Transfers between funds	277,026	(27,768)	36,600	10,629	97,061	6,411	14,475	(6,059)
Surrenders (note 6)	(180,543)	(179,155)	(4,727)	(28,824)	(78,781)	(108,542)	(59,883)	(96,927)
Death Benefits (note 4)	(25,249)	(22,753)	(22,738)	-	-	-	(3,056)	(12,745)
Net policy repayments (loans) (note 5)	9,537	20,248	26,512	3,968	3,662	(2,505)	(31,566)	17,040
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(9)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,258)	(182,318)	(18,131)	(19,548)	(44,497)	(47,003)	(61,276)	(65,547)
Asset charges (note 3):
MSP contracts	(1,222)	(834)	(550)	(588)	(623)	(574)	(71)	(64)
SL contracts or LSFP contracts	(629)	(671)	-	-	-	-	-	-
Adjustments to maintain reserves	(41)	33	(2)	9	12	(13)	9	11

Net equity transactions	19,438	(254,879)	29,550	(8,996)	2,094	(127,527)	(79,377)	(82,645)

Net change in contract owners’ equity	(393,410)	284,529	46,259	37,323	45,898	35,990	(32,069)	138,819
Contract owners’ equity beginning of period	2,685,617	2,401,088	403,456	366,133	1,169,016	1,133,026	1,241,846	1,103,027

Contract owners’ equity end of period	$2,292,207	2,685,617	449,715	403,456	1,214,914	1,169,016	1,209,777	1,241,846

CHANGES IN UNITS:
Beginning units	123,779	136,737	24,584	25,198	69,351	77,596	71,020	76,179
Units purchased	17,448	12,535	5,311	2,958	8,648	3,523	7,259	6,874
Units redeemed	(19,652)	(25,493)	(3,464)	(3,572)	(8,851)	(11,768)	(12,007)	(12,033)

Ending units	121,575	123,779	26,431	24,584	69,148	69,351	66,272	71,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FHIPR		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(233,365)	(153,687)	195,299	191,968	35,749	62,767	(28,762)	(7,555)
Realized gain (loss) on investments	1,265,443	(255,789)	45,927	45,493	(39,110)	30,221	476,868	223,482
Change in unrealized gain (loss) on investments	5,222,802	16,953,537	(218,406)	(49,850)	143,429	(234,078)	(170,327)	1,133,823
Reinvested capital gains	-	37,274	-	-	1,105	43,544	197,053	990,196

Net increase (decrease) in contract owners’ equity resulting from operations	6,254,880	16,581,335	22,820	187,611	141,173	(97,546)	474,832	2,339,946

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,472,664	2,656,764	448,634	480,517	78,810	129,203	240,116	261,846
Transfers between funds	237,812	(694,418)	(58,741)	(100,612)	(1,208,081)	(355,177)	126,579	(74,977)
Surrenders (note 6)	(4,424,565)	(3,449,421)	(330,386)	(335,291)	(226,018)	(265,519)	(456,001)	(682,383)
Death Benefits (note 4)	(497,720)	(590,895)	(57,334)	(59,193)	(4,993)	(34,895)	(10,747)	(1,463)
Net policy repayments (loans) (note 5)	570,099	469,330	252,478	158,295	75,387	26,627	(4,573)	161,593
Deductions for surrender charges (note 2d)	(179)	(365)	-	(6)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,228,943)	(3,250,793)	(316,519)	(332,609)	(119,922)	(155,628)	(334,966)	(341,016)
Asset charges (note 3):
MSP contracts	(15,854)	(14,532)	(1,958)	(1,921)	(1,831)	(1,967)	(1,552)	(1,419)
SL contracts or LSFP contracts	(11,724)	(10,659)	-	-	(404)	(708)	(951)	(1,086)
Adjustments to maintain reserves	2,855	4,560	(10)	-	12	(2)	(19)	73

Net equity transactions	(4,895,555)	(4,880,429)	(63,836)	(190,820)	(1,407,040)	(658,066)	(442,114)	(678,832)

Net change in contract owners’ equity	1,359,325	11,700,906	(41,016)	(3,209)	(1,265,867)	(755,612)	32,718	1,661,114
Contract owners’ equity beginning of period	60,779,481	49,078,575	3,658,147	3,661,356	3,461,858	4,217,470	8,540,926	6,879,812

Contract owners’ equity end of period	$62,138,806	60,779,481	3,617,131	3,658,147	2,195,991	3,461,858	8,573,644	8,540,926

CHANGES IN UNITS:
Beginning units	1,096,597	1,208,074	247,587	261,159	230,006	273,385	219,649	239,445
Units purchased	68,758	66,292	45,864	50,097	10,768	11,131	16,637	15,883
Units redeemed	(146,948)	(177,769)	(50,295)	(63,669)	(102,504)	(54,510)	(27,803)	(35,679)

Ending units	1,018,407	1,096,597	243,156	247,587	138,270	230,006	208,483	219,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOSR		FVSS		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$44,301	50,706	33,628	35,316	3,275	2,622	98,510	90,626
Realized gain (loss) on investments	147,817	98,274	289,500	(148,624)	153,128	262,503	60,798	30,036
Change in unrealized gain (loss) on investments	(751,010)	1,497,633	(722,316)	1,218,633	(74,669)	61,806	(79,477)	65,080
Reinvested capital gains	1,683	23,704	1,138	16,607	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(557,209)	1,670,317	(398,050)	1,121,932	81,734	326,931	79,831	185,742

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,014)	1,033	536,604	446,345	30,990	26,568	164,438	64,360
Transfers between funds	23,988	(44,332)	(128,042)	(153,836)	(128,512)	(310,457)	157,831	455,887
Surrenders (note 6)	(532,421)	(366,419)	(425,373)	(466,878)	(57,134)	(62,274)	(264,462)	(81,419)
Death Benefits (note 4)	(118,684)	(111,647)	(82,669)	(26,621)	(38,221)	-	(79,334)	-
Net policy repayments (loans) (note 5)	(9,249)	24,436	70,892	101,319	11,218	(8,799)	40,368	(827)
Deductions for surrender charges (note 2d)	-	-	(40)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,032)	(227,879)	(263,057)	(287,936)	(54,910)	(65,087)	(100,131)	(83,593)
Asset charges (note 3):
MSP contracts	(3,151)	(3,019)	(1,122)	(995)	(893)	(903)	(1,740)	(1,690)
SL contracts or LSFP contracts	(1,326)	(1,349)	(1,182)	(1,233)	(467)	(414)	-	-
Adjustments to maintain reserves	505	883	(3)	36	33	2	5	(4)

Net equity transactions	(846,384)	(728,293)	(293,992)	(389,799)	(237,896)	(421,364)	(83,025)	352,714

Net change in contract owners’ equity	(1,403,593)	942,024	(692,042)	732,133	(156,162)	(94,433)	(3,194)	538,456
Contract owners’ equity beginning of period	6,962,818	6,020,794	4,824,703	4,092,570	1,198,573	1,293,006	1,840,961	1,302,505

Contract owners’ equity end of period	$5,559,225	6,962,818	4,132,661	4,824,703	1,042,411	1,198,573	1,837,767	1,840,961

CHANGES IN UNITS:
Beginning units	225,192	246,603	279,237	307,163	51,121	71,462	116,247	93,198
Units purchased	9,827	3,732	40,031	39,854	2,502	4,668	17,178	33,694
Units redeemed	(34,446)	(25,143)	(57,566)	(67,780)	(11,921)	(25,009)	(21,972)	(10,645)

Ending units	200,573	225,192	261,702	279,237	41,702	51,121	111,453	116,247

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVRDI		FTVSVI		FTVDM2		TIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$52,928	60,767	10,760	36,044	11,713	-	2,685	3,726
Realized gain (loss) on investments	505,565	395,342	463,181	323,252	39	-	(3,972)	(2,145)
Change in unrealized gain (loss) on investments	(236,287)	676,924	(722,622)	711,312	(67,407)	-	(18,154)	36,436
Reinvested capital gains	94,215	-	236,556	60,160	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	416,421	1,133,033	(12,125)	1,130,768	(55,655)	-	(19,441)	38,017

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	141,732	166,654	84,594	84,658	21,670	-	-	-
Transfers between funds	412,138	137,469	(437,925)	(56,122)	989,843	-	-	-
Surrenders (note 6)	(803,283)	(391,845)	(416,480)	(145,213)	(96,463)	-	(24,100)	-
Death Benefits (note 4)	-	(19,519)	-	(11,122)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,675)	(42,150)	(56,193)	(19,969)	70,342	-	(4,902)	(2,490)
Deductions for surrender charges (note 2d)	-	(5)	(159)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(150,533)	(164,539)	(103,398)	(115,506)	(30,829)	-	(4,068)	(4,471)
Asset charges (note 3):
MSP contracts	(988)	(785)	(987)	(848)	(161)	-	(41)	(37)
SL contracts or LSFP contracts	(989)	(946)	(398)	(476)	(117)	-	-	-
Adjustments to maintain reserves	(10)	19	(13)	65	(4)	-	(5)	22

Net equity transactions	(403,608)	(315,647)	(930,959)	(264,533)	954,281	-	(33,116)	(6,976)

Net change in contract owners’ equity	12,813	817,386	(943,084)	866,235	898,626	-	(52,557)	31,041
Contract owners’ equity beginning of period	4,682,773	3,865,387	4,180,714	3,314,479	-	-	203,881	172,840

Contract owners’ equity end of period	$4,695,586	4,682,773	3,237,630	4,180,714	898,626	-	151,324	203,881

CHANGES IN UNITS:
Beginning units	188,022	200,895	121,642	131,056	-	-	7,507	7,807
Units purchased	8,938	16,097	4,253	5,549	103,589	-	41	46
Units redeemed	(23,328)	(28,970)	(32,157)	(14,963)	(7,968)	-	(1,266)	(346)

Ending units	173,632	188,022	93,738	121,642	95,621	-	6,282	7,507

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,869	-	114,927	-	4,537	13,293	30,891	44,749
Realized gain (loss) on investments	(15,415)	-	(10,377)	-	(2,771)	73	(32,374)	(29,880)
Change in unrealized gain (loss) on investments	(214,004)	-	(93,180)	-	345	(10,565)	2,647	(11,058)
Reinvested capital gains	-	-	-	-	162	20,080	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,550)	-	11,370	-	2,273	22,881	1,164	3,811

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,022	-	56,607	-	6,149	32,361	68,876	72,727
Transfers between funds	1,613,430	-	2,487,348	-	81,885	43,334	32,295	220,498
Surrenders (note 6)	(103,552)	-	(88,664)	-	(9,141)	-	(93,749)	(244,397)
Death Benefits (note 4)	-	-	-	-	(13,480)	(12,913)	(21,130)	(44,261)
Net policy repayments (loans) (note 5)	(1,304)	-	(45,738)	-	325	526	20,797	(101,628)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,846)	-	(68,893)	-	(13,705)	(10,424)	(97,041)	(110,365)
Asset charges (note 3):
MSP contracts	(148)	-	(1,081)	-	(345)	(307)	(4,209)	(4,241)
SL contracts or LSFP contracts	(136)	-	(159)	-	-	-	(654)	(678)
Adjustments to maintain reserves	(3)	-	2	-	-	(3)	7	20

Net equity transactions	1,504,463	-	2,339,422	-	51,688	52,574	(94,808)	(212,325)

Net change in contract owners’ equity	1,298,913	-	2,350,792	-	53,961	75,455	(93,644)	(208,514)
Contract owners’ equity beginning of period	-	-	-	-	156,427	80,972	2,869,961	3,078,475

Contract owners’ equity end of period	$1,298,913	-	2,350,792	-	210,388	156,427	2,776,317	2,869,961

CHANGES IN UNITS:
Beginning units	-	-	-	-	11,864	7,639	161,759	168,853
Units purchased	157,657	-	253,660	-	8,968	6,520	13,743	28,610
Units redeemed	(8,464)	-	(19,855)	-	(5,124)	(2,295)	(24,023)	(35,704)

Ending units	149,193	-	233,805	-	15,708	11,864	151,479	161,759

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMBP		AMTG		AMGP		AMINS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(232)	(238)	(10,514)	(10,225)	(43)	792	69	258
Realized gain (loss) on investments	1,834	961	137,054	97,923	13,864	17,042	41	30
Change in unrealized gain (loss) on investments	(3,468)	5,069	(11,018)	418,899	(27,145)	36,023	(766)	3,293
Reinvested capital gains	3,086	-	-	-	25,161	10,132	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220	5,792	115,522	506,597	11,837	63,989	(656)	3,581

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,230	2,718	31,651	46,269	(73)	2,406	965	103
Transfers between funds	6	(21)	(45,395)	(9,752)	(47,489)	64,353	-	7,589
Surrenders (note 6)	(1,768)	-	(154,263)	(51,447)	-	(73,080)	-	(14,851)
Death Benefits (note 4)	-	-	(6,296)	(87,585)	-	-	-	-
Net policy repayments (loans) (note 5)	325	327	(19,579)	32,362	217	106	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,560)	(2,582)	(52,330)	(53,144)	(5,336)	(7,371)	(222)	(371)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,924)	(2,912)	(312)	(466)	(66)	(72)
Adjustments to maintain reserves	31	(15)	131	915	(8)	30	(7)	6

Net equity transactions	(1,736)	427	(249,005)	(125,294)	(53,001)	(14,022)	670	(7,596)

Net change in contract owners’ equity	(516)	6,219	(133,483)	381,303	(41,164)	49,967	14	(4,015)
Contract owners’ equity beginning of period	38,850	32,631	2,048,059	1,666,756	209,332	159,365	19,541	23,556

Contract owners’ equity end of period	$38,334	38,850	1,914,576	2,048,059	168,168	209,332	19,555	19,541

CHANGES IN UNITS:
Beginning units	1,813	1,601	126,682	134,482	10,511	10,255	1,213	1,723
Units purchased	443	495	4,684	4,045	43	3,503	60	538
Units redeemed	(317)	(283)	(20,339)	(11,845)	(3,036)	(3,247)	(18)	(1,048)

Ending units	1,939	1,813	111,027	126,682	7,518	10,511	1,255	1,213

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMMCGS		AMTP		AMRS		AMFAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	18,100	28,500	182	226	(968)	(707)
Realized gain (loss) on investments	74	72	169,765	125,568	375	(869)	14,282	8,879
Change in unrealized gain (loss) on investments	(6,335)	3,183	100,096	604,706	2,166	9,242	(28,143)	49,028
Reinvested capital gains	7,512	-	-	-	666	-	17,565	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,251	3,255	287,961	758,774	3,389	8,599	2,736	57,200

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	226	43	59,008	60,463	-	(13)	5,118	4,277
Transfers between funds	-	12,654	(185,201)	3,590	-	(10,637)	25,858	33,038
Surrenders (note 6)	-	-	(89,727)	(238,961)	-	-	(15,684)	(318)
Death Benefits (note 4)	-	-	(440)	(10,979)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	2,762	414	-	10,290	1,527	566
Deductions for surrender charges (note 2d)	-	-	(158)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(374)	(284)	(51,734)	(58,564)	(3,111)	(3,328)	(6,931)	(5,805)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(36)	(92)
SL contracts or LSFP contracts	(56)	(40)	(11,427)	(10,469)	(80)	(88)	(30)	(44)
Adjustments to maintain reserves	(24)	17	235	604	(15)	7	5	20

Net equity transactions	(228)	12,390	(276,682)	(253,902)	(3,206)	(3,769)	9,827	31,642

Net change in contract owners’ equity	1,023	15,645	11,279	504,872	183	4,830	12,563	88,842
Contract owners’ equity beginning of period	17,301	1,656	3,097,535	2,592,663	26,871	22,041	187,124	98,282

Contract owners’ equity end of period	$18,324	17,301	3,108,814	3,097,535	27,054	26,871	199,687	187,124

CHANGES IN UNITS:
Beginning units	537	68	105,356	114,677	1,376	1,543	9,188	6,998
Units purchased	7	480	2,609	3,225	-	695	2,611	2,577
Units redeemed	(14)	(11)	(11,351)	(12,546)	(156)	(862)	(2,238)	(387)

Ending units	530	537	96,614	105,356	1,220	1,376	9,561	9,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMSRS		OVMS		OVB		OVGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,034)	1,760	90,621	108,174	171,923	233,713	151,141	118,800
Realized gain (loss) on investments	46,820	41,333	(67,395)	(143,790)	(631,289)	(189,438)	712,615	567,488
Change in unrealized gain (loss) on investments	26,509	144,460	421,874	737,509	741,020	(73,732)	(1,488,890)	2,631,265
Reinvested capital gains	-	-	-	-	-	-	1,046,481	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,295	187,553	445,100	701,893	281,654	(29,457)	421,347	3,317,553

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,096	16,901	263,771	288,868	191,913	242,396	399,178	(51)
Transfers between funds	(21,929)	247,886	(28,922)	(32,568)	879,940	88,911	8,743,161	(249,561)
Surrenders (note 6)	(30,666)	(73,198)	(365,960)	(382,217)	(2,441,550)	(379,352)	(1,048,798)	(699,057)
Death Benefits (note 4)	-	-	(172,531)	(219,540)	(25,555)	(88,354)	(159,870)	(121,403)
Net policy repayments (loans) (note 5)	(18,954)	(4,657)	240,361	123,031	50,605	114,290	19,017	(153,825)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(6)	(76)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,193)	(24,402)	(341,260)	(365,496)	(255,502)	(293,941)	(766,478)	(497,288)
Asset charges (note 3):
MSP contracts	(149)	(134)	(3,837)	(3,704)	(3,916)	(4,078)	(9,703)	(8,135)
SL contracts or LSFP contracts	(66)	(49)	(473)	(514)	(584)	(777)	(3,087)	(2,213)
Adjustments to maintain reserves	4	1	815	446	628	(46)	626	5,532

Net equity transactions	(78,857)	162,348	(408,036)	(591,694)	(1,604,021)	(320,957)	7,173,970	(1,726,001)

Net change in contract owners’ equity	(6,562)	349,901	37,064	110,199	(1,322,367)	(350,414)	7,595,317	1,591,552
Contract owners’ equity beginning of period	797,846	447,945	6,044,426	5,934,227	4,996,487	5,346,901	14,920,878	13,329,326

Contract owners’ equity end of period	$791,284	797,846	6,081,490	6,044,426	3,674,120	4,996,487	22,516,195	14,920,878

CHANGES IN UNITS:
Beginning units	31,752	24,432	197,883	225,752	235,134	255,265	269,140	306,647
Units purchased	2,020	12,310	13,074	14,355	12,833	25,973	353,602	2,699
Units redeemed	(5,124)	(4,990)	(27,855)	(42,224)	(79,412)	(46,104)	(244,750)	(40,206)

Ending units	28,648	31,752	183,102	197,883	168,555	235,134	377,992	269,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVSC		OVAG		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,224	7,675	4,988	5,367	(6,962)	(6,160)	7,519	8,333
Realized gain (loss) on investments	169,193	118,180	185,507	116,200	119,663	50,327	(1,431)	(2,600)
Change in unrealized gain (loss) on investments	(68,824)	185,126	(244,830)	277,309	(78,544)	264,547	(2,005)	(6,763)
Reinvested capital gains	26,193	-	182,782	15,987	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,786	310,981	128,447	414,863	34,157	308,714	4,083	(1,030)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,144	45,386	32,525	38,067	46,701	56,225	18,421	16,315
Transfers between funds	72,968	5,104	(217,804)	354,744	35,179	(29,293)	51,405	30,691
Surrenders (note 6)	20,127	(188,522)	(84,757)	(94,319)	(66,523)	(64,073)	(24,542)	(26,584)
Death Benefits (note 4)	(57)	-	(5,945)	-	(14,009)	(8,225)	(137)	-
Net policy repayments (loans) (note 5)	(7,506)	72,789	6,549	17,891	13,321	12,671	7,559	5,065
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,935)	(52,114)	(51,670)	(56,973)	(86,158)	(101,807)	(11,635)	(10,833)
Asset charges (note 3):
MSP contracts	(2,605)	(2,220)	(763)	(360)	(214)	(270)	(227)	(211)
SL contracts or LSFP contracts	(304)	(259)	(127)	(138)	(172)	(150)	(71)	(124)
Adjustments to maintain reserves	(10)	(7)	(26)	31	(17)	9	(5)	607

Net equity transactions	68,822	(119,843)	(322,018)	258,943	(71,892)	(134,913)	40,768	14,926

Net change in contract owners’ equity	200,608	191,138	(193,571)	673,806	(37,735)	173,801	44,851	13,896
Contract owners’ equity beginning of period	1,262,553	1,071,415	1,527,646	853,840	1,099,907	926,106	179,522	165,626

Contract owners’ equity end of period	$1,463,161	1,262,553	1,334,075	1,527,646	1,062,172	1,099,907	224,373	179,522

CHANGES IN UNITS:
Beginning units	81,288	90,490	45,529	35,783	123,702	140,680	17,746	16,283
Units purchased	14,290	14,300	3,546	14,918	13,779	9,175	8,400	5,193
Units redeemed	(9,727)	(23,502)	(13,435)	(5,172)	(23,213)	(26,153)	(4,474)	(3,730)

Ending units	85,851	81,288	35,640	45,529	114,268	123,702	21,672	17,746

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVAAA		PMVRSA		PMVFBA		PMVLDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,206	22,047	(113)	-	5,577	7,328	13,275	22,446
Realized gain (loss) on investments	(19,531)	7,766	(16,970)	-	(36,973)	(8,924)	6,035	11,625
Change in unrealized gain (loss) on investments	4,856	(30,403)	(1,120)	-	26,940	(44,455)	(9,269)	(47,621)
Reinvested capital gains	-	-	-	-	1,004	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,531	(590)	(18,203)	-	(3,452)	(40,477)	10,041	(13,550)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,408	9,079	120	-	12,425	14,779	38,732	46,732
Transfers between funds	(276,368)	(235,705)	43,665	-	(155,892)	8,179	(224,608)	(191,000)
Surrenders (note 6)	(12,379)	(2,180)	-	-	(105,800)	(47,383)	(108,798)	(201,525)
Death Benefits (note 4)	-	-	-	-	-	(2,456)	-	(14,743)
Net policy repayments (loans) (note 5)	4,586	2,983	(20,559)	-	60,801	17,395	76,223	(26,268)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,116)	(16,811)	(596)	-	(17,417)	(23,602)	(61,666)	(68,231)
Asset charges (note 3):
MSP contracts	-	-	-	-	(46)	(159)	(3,469)	(3,675)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	2	5	-	6	18	(62)	50

Net equity transactions	(288,868)	(242,632)	22,635	-	(205,923)	(33,229)	(283,648)	(458,660)

Net change in contract owners’ equity	(285,337)	(243,222)	4,432	-	(209,375)	(73,706)	(273,607)	(472,210)
Contract owners’ equity beginning of period	498,218	741,440	-	-	550,855	624,561	1,940,996	2,413,206

Contract owners’ equity end of period	$212,881	498,218	4,432	-	341,480	550,855	1,667,389	1,940,996

CHANGES IN UNITS:
Beginning units	46,752	69,393	-	-	43,871	46,261	159,225	196,950
Units purchased	1,674	3,057	3,298	-	2,322	4,972	11,939	5,988
Units redeemed	(28,432)	(25,698)	(2,700)	-	(18,956)	(7,362)	(35,050)	(43,713)

Ending units	19,994	46,752	598	-	27,237	43,871	136,114	159,225

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		PVGIB		PVTIGB		PVTVB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,982	23,664	1,011	2,294	989	2,206	1,455	1,079
Realized gain (loss) on investments	(31,016)	(14,554)	6,462	24,534	23,137	9,371	32,264	69,398
Change in unrealized gain (loss) on investments	55,857	(57,331)	10,585	14,624	(43,664)	51,704	(2,663)	92,770
Reinvested capital gains	-	10,958	-	-	-	-	10,149	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,823	(37,263)	18,058	41,452	(19,538)	63,281	41,205	163,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,373	78,192	6,840	3,693	8,772	18,145	13,183	16,433
Transfers between funds	(157,814)	(22,946)	94,277	15,595	(2,371)	28,733	(36,448)	4,920
Surrenders (note 6)	(77,152)	(153,251)	(4,678)	(10,839)	(3,006)	(9,121)	(14,263)	(31,711)
Death Benefits (note 4)	-	-	-	-	-	-	-	(2,916)
Net policy repayments (loans) (note 5)	(89,300)	(15,671)	(10,847)	177	2,354	(25,091)	(18,106)	7,390
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,561)	(65,974)	(9,807)	(8,236)	(14,492)	(14,395)	(20,184)	(20,564)
Asset charges (note 3):
MSP contracts	-	-	(65)	(5)	-	-	(156)	(185)
SL contracts or LSFP contracts	-	-	(9)	(8)	(25)	(24)	(16)	(7)
Adjustments to maintain reserves	(80)	62	16	12	(16)	25	(6)	(2)

Net equity transactions	(338,534)	(179,588)	75,727	389	(8,784)	(1,728)	(75,996)	(26,642)

Net change in contract owners’ equity	(294,711)	(216,851)	93,785	41,841	(28,322)	61,553	(34,791)	136,605
Contract owners’ equity beginning of period	1,250,741	1,467,592	135,373	93,532	301,028	239,475	512,604	375,999

Contract owners’ equity end of period	$956,030	1,250,741	229,158	135,373	272,706	301,028	477,813	512,604

CHANGES IN UNITS:
Beginning units	116,742	133,615	6,448	6,023	13,833	14,023	22,000	23,071
Units purchased	9,000	12,322	4,432	1,270	824	3,302	783	2,534
Units redeemed	(39,723)	(29,195)	(981)	(845)	(1,139)	(3,492)	(4,011)	(3,605)

Ending units	86,019	116,742	9,899	6,448	13,518	13,833	18,772	22,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVBVI		AVMCCI		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(118)	(28)	78	88	(127)	(3)	(35)	(98)
Realized gain (loss) on investments	2,508	190	457	4,198	635	223	2	(579)
Change in unrealized gain (loss) on investments	3,165	4,741	(161)	(700)	(2,838)	148	319	-
Reinvested capital gains	-	-	-	-	3,486	90	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,555	4,903	374	3,586	1,156	458	286	(677)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,276	569	-	618	996	56	39	20
Transfers between funds	44,634	8,688	(96)	(765)	30,881	1,271	6,417	1,894
Surrenders (note 6)	-	(290)	-	(11,522)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	497	8	-	-	(691)	-	7	(697)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,692)	(1,020)	(1,246)	(1,409)	(2,674)	(549)	(68)	(252)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(88)	-	(29)	(54)	-	-	-	-
Adjustments to maintain reserves	(5)	8	7	-	(1)	(2)	1	-

Net equity transactions	42,622	7,963	(1,364)	(13,132)	28,511	776	6,396	965

Net change in contract owners’ equity	48,177	12,866	(990)	(9,546)	29,667	1,234	6,682	288
Contract owners’ equity beginning of period	24,712	11,846	6,314	15,860	1,234	-	288	-

Contract owners’ equity end of period	$72,889	24,712	5,324	6,314	30,901	1,234	6,970	288

CHANGES IN UNITS:
Beginning units	1,827	1,220	306	1,028	96	-	29	-
Units purchased	4,018	698	-	34	2,470	146	650	139
Units redeemed	(894)	(91)	(64)	(756)	(252)	(50)	(7)	(110)

Ending units	4,951	1,827	242	306	2,314	96	672	29

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRHS2		TRLT2		VWBF		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(23,603)	(16,399)	370	1,241	65,424	26,928	1,301	69,154
Realized gain (loss) on investments	970,334	289,431	(28)	(1,971)	(52,584)	2,635	196,243	421,232
Change in unrealized gain (loss) on investments	(149,737)	853,317	(205)	280	(115,386)	(206,033)	(989,734)	203,931
Reinvested capital gains	393,438	179,068	-	-	121,213	307	741,472	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,190,432	1,305,417	137	(450)	18,667	(176,163)	(50,718)	694,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	244,112	208,734	603	2,506	58,674	57,159	111,896	136,751
Transfers between funds	151,727	1,002,068	3,563	(94,252)	27,824	(5,875)	118,911	(184,736)
Surrenders (note 6)	(178,243)	(140,909)	-	(5,045)	(88,551)	(146,944)	(512,594)	(343,293)
Death Benefits (note 4)	(6,584)	(18,691)	-	-	-	(14,447)	(2,187)	(10,734)
Net policy repayments (loans) (note 5)	(84,216)	(63,095)	-	-	19,035	2,887	18,793	(9,018)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(237,419)	(159,503)	(317)	(1,728)	(82,342)	(88,212)	(258,352)	(279,821)
Asset charges (note 3):
MSP contracts	(4,462)	(2,964)	-	-	(775)	(916)	(2,264)	(2,156)
SL contracts or LSFP contracts	-	-	(110)	(304)	(131)	(123)	(2,487)	(2,543)
Adjustments to maintain reserves	(9)	(185)	(6)	3	(5)	(40)	(20)	6

Net equity transactions	(115,094)	825,455	3,733	(98,820)	(66,271)	(196,524)	(528,304)	(695,544)

Net change in contract owners’ equity	1,075,338	2,130,872	3,870	(99,270)	(47,604)	(372,687)	(579,022)	(1,227)
Contract owners’ equity beginning of period	4,404,362	2,273,490	33,480	132,750	1,451,379	1,824,066	6,487,105	6,488,332

Contract owners’ equity end of period	$5,479,700	4,404,362	37,350	33,480	1,403,775	1,451,379	5,908,083	6,487,105

CHANGES IN UNITS:
Beginning units	193,626	149,737	2,608	10,329	61,223	69,088	211,949	236,690
Units purchased	15,835	66,510	324	195	3,886	4,830	13,013	8,511
Units redeemed	(25,038)	(22,621)	(34)	(7,916)	(6,709)	(12,695)	(30,149)	(33,252)

Ending units	184,423	193,626	2,898	2,608	58,400	61,223	194,813	211,949

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRHIP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(34,729)	10,506	(126)	21,389	33,600	38,365	(1,666)	(1,622)
Realized gain (loss) on investments	181,518	436,069	96,383	173,415	31,266	31,217	42,543	37,783
Change in unrealized gain (loss) on investments	(1,491,763)	123,772	(651,101)	422,205	(50,878)	12,031	(37,476)	36,417
Reinvested capital gains	-	155,183	387,871	-	5,816	-	19,055	7,573

Net increase (decrease) in contract owners’ equity resulting from operations	(1,344,974)	725,530	(166,973)	617,009	19,804	81,613	22,456	80,151

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	187,223	341,414	86,089	103,635	25,988	78,455	8,096	40,508
Transfers between funds	(141,604)	(709,916)	(4,964)	(67,141)	356,958	198,842	(2,559)	80,156
Surrenders (note 6)	(455,290)	(387,359)	(137,408)	(377,357)	(591,950)	(27,362)	(23,350)	(7,569)
Death Benefits (note 4)	(156,068)	(112,542)	(46,326)	(475)	(12)	-	-	-
Net policy repayments (loans) (note 5)	138,669	7,134	68,130	(20,545)	(94,334)	(13,033)	(8,693)	91
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293,142)	(324,379)	(96,558)	(93,766)	(48,046)	(39,424)	(7,871)	(8,499)
Asset charges (note 3):
MSP contracts	(4,042)	(4,099)	(1,514)	(1,664)	-	-	-	-
SL contracts or LSFP contracts	(803)	(803)	-	-	-	-	-	-
Adjustments to maintain reserves	(2,995)	1,549	6	19	(2)	(3)	(2)	(3)

Net equity transactions	(728,052)	(1,189,001)	(132,545)	(457,294)	(351,398)	197,475	(34,379)	104,684

Net change in contract owners’ equity	(2,073,026)	(463,471)	(299,518)	159,715	(331,594)	279,088	(11,923)	184,835
Contract owners’ equity beginning of period	7,629,688	8,093,159	3,030,516	2,870,801	1,055,212	776,124	355,591	170,756

Contract owners’ equity end of period	$5,556,662	7,629,688	2,730,998	3,030,516	723,618	1,055,212	343,668	355,591

CHANGES IN UNITS:
Beginning units	145,762	170,000	172,375	203,310	88,301	71,390	27,179	16,870
Units purchased	8,441	7,871	12,585	11,025	3,447	24,578	1,665	11,987
Units redeemed	(21,983)	(32,109)	(20,145)	(41,960)	(32,008)	(7,667)	(4,363)	(1,678)

Ending units	132,220	145,762	164,815	172,375	59,740	88,301	24,481	27,179

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVDF		SVOF		WFVSCG		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,508)	(6,806)	(8,313)	(6,779)	(2,159)	(2,539)	(15,526)	71,114
Realized gain (loss) on investments	33,188	117,806	83,822	167,730	66,193	18,477	2,806,380	27,698
Change in unrealized gain (loss) on investments	(139,366)	155,594	68,302	244,660	(118,348)	144,923	(2,787,257)	1,866,555
Reinvested capital gains	112,587	26,398	-	-	34,913	27,056	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	292,992	143,811	405,611	(19,401)	187,917	3,597	1,965,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,313	3,487	19,449	6,902	14,789	14,033	203,857	591,584
Transfers between funds	10,512	81,126	(4,638)	(194,196)	(201,616)	150,842	(9,092,866)	250,902
Surrenders (note 6)	(27,702)	(45,640)	(58,434)	(138,626)	(24,324)	(65,319)	(196,042)	(752,302)
Death Benefits (note 4)	-	(32,371)	-	(122,252)	-	(1,454)	(12,643)	(53,284)
Net policy repayments (loans) (note 5)	72	(17,561)	(2,767)	23,439	12,419	(539)	88,809	247,521
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,547)	(17,839)	(50,241)	(49,605)	(19,949)	(22,340)	(157,034)	(471,832)
Asset charges (note 3):
MSP contracts	-	-	-	-	(132)	(58)	(378)	(1,183)
SL contracts or LSFP contracts	(669)	(587)	(2,218)	(2,105)	-	-	(392)	(1,504)
Adjustments to maintain reserves	8	4	1,068	2,815	(5)	(13)	2	25

Net equity transactions	(31,013)	(29,381)	(97,781)	(473,628)	(218,818)	75,152	(9,166,687)	(190,073)

Net change in contract owners’ equity	(31,112)	263,611	46,030	(68,017)	(238,219)	263,069	(9,163,090)	1,775,294
Contract owners’ equity beginning of period	850,864	587,253	1,526,748	1,594,765	601,046	337,977	9,163,090	7,387,796

Contract owners’ equity end of period	$819,752	850,864	1,572,778	1,526,748	362,827	601,046	-	9,163,090

CHANGES IN UNITS:
Beginning units	23,406	23,267	54,766	80,184	23,802	20,028	463,067	473,187
Units purchased	1,028	4,244	875	888	1,553	9,269	16,621	74,808
Units redeemed	(1,734)	(4,105)	(3,408)	(26,306)	(10,642)	(5,495)	(479,688)	(84,928)

Ending units	22,700	23,406	52,233	54,766	14,713	23,802	-	463,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM3		TIF3		FTVGI3		HIBF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,638)	16,939	(2,400)	20,890	(3,671)	106,604	27,758	86,851
Realized gain (loss) on investments	(32,075)	19,441	289,158	75,602	(27,371)	89,230	16,907	27,491
Change in unrealized gain (loss) on investments	3,257	(62,224)	(254,632)	155,443	50,171	(185,287)	(1,703)	(19,608)
Reinvested capital gains	-	-	-	-	-	31,051	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,456)	(25,844)	32,126	251,935	19,129	41,598	42,962	94,734

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,103	34,026	13,018	42,997	29,425	104,367	29,427	68,783
Transfers between funds	(1,017,316)	(59,903)	(1,432,504)	311,213	(2,345,317)	47,849	(1,472,263)	(318,305)
Surrenders (note 6)	(6,091)	(57,451)	(101,021)	(59,862)	(12,913)	(932,275)	(12,367)	(59,191)
Death Benefits (note 4)	(1,608)	(2,885)	-	(2,908)	(46,892)	(16,264)	-	(1,402)
Net policy repayments (loans) (note 5)	4,184	(19,937)	(1,712)	(4,878)	45,915	(35,035)	813	795
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,917)	(54,485)	(13,813)	(40,927)	(34,703)	(112,252)	(21,156)	(74,583)
Asset charges (note 3):
MSP contracts	(87)	(252)	(67)	(193)	(497)	(1,633)	(584)	(1,676)
SL contracts or LSFP contracts	(69)	(376)	(69)	(214)	(103)	(340)	(75)	(227)
Adjustments to maintain reserves	(22)	20	(16)	16	(6)	7	1	(5)

Net equity transactions	(1,027,823)	(161,243)	(1,536,184)	245,244	(2,365,091)	(945,576)	(1,476,204)	(385,811)

Net change in contract owners’ equity	(1,058,279)	(187,087)	(1,504,058)	497,179	(2,345,962)	(903,978)	(1,433,242)	(291,077)
Contract owners’ equity beginning of period	1,058,279	1,245,366	1,504,058	1,006,879	2,345,962	3,249,940	1,433,242	1,724,319

Contract owners’ equity end of period	$-	1,058,279	-	1,504,058	-	2,345,962	-	1,433,242

CHANGES IN UNITS:
Beginning units	57,765	66,989	86,109	70,559	118,045	165,597	81,707	104,831
Units purchased	832	3,621	963	23,870	1,735	13,142	1,747	6,166
Units redeemed	(58,597)	(12,845)	(87,072)	(8,320)	(119,780)	(60,694)	(83,454)	(29,290)

Ending units	-	57,765	-	86,109	-	118,045	-	81,707

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		GIG3		GVIX6		NVMIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,366	17,263	74,433	686	5,773	10,965	43,594	30,255
Realized gain (loss) on investments	(16,679)	117,111	1,134,426	112,609	82,822	(1,031)	1,554,038	173,124
Change in unrealized gain (loss) on investments	(70,685)	(128,871)	(1,140,603)	479,592	(85,971)	84,747	(1,557,674)	621,335
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(79,998)	5,503	68,256	592,887	2,624	94,681	39,958	824,714

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,994	126,352	45,318	160,937	1,214	5,825	52,121	189,068
Transfers between funds	(2,338,290)	(40,145)	(3,890,527)	(169)	(490,334)	2,118	(4,532,686)	(76,977)
Surrenders (note 6)	(29,568)	(136,342)	(38,028)	(239,771)	(2,323)	(123,937)	(119,696)	(336,669)
Death Benefits (note 4)	(7,835)	(6,284)	(5,439)	(44,922)	-	(9,128)	(1,471)	(38,466)
Net policy repayments (loans) (note 5)	31,344	(3,241)	(14,643)	17,429	(14,452)	(2,097)	17,058	82,520
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(3)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,751)	(134,109)	(54,447)	(175,963)	(4,076)	(14,123)	(69,946)	(229,297)
Asset charges (note 3):
MSP contracts	(184)	(1,358)	(809)	(2,365)	(456)	(1,245)	(572)	(1,579)
SL contracts or LSFP contracts	(254)	(1,004)	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	11	(10)	16	(7)	2	(2)	6

Net equity transactions	(2,349,551)	(196,120)	(3,958,585)	(284,808)	(510,434)	(142,585)	(4,655,194)	(411,397)

Net change in contract owners’ equity	(2,429,549)	(190,617)	(3,890,329)	308,079	(507,810)	(47,904)	(4,615,236)	413,317
Contract owners’ equity beginning of period	2,429,549	2,620,166	3,890,329	3,582,250	507,810	555,714	4,615,236	4,201,919

Contract owners’ equity end of period	$-	2,429,549	-	3,890,329	-	507,810	-	4,615,236

CHANGES IN UNITS:
Beginning units	129,754	140,359	402,159	434,159	44,038	58,370	385,573	423,936
Units purchased	3,585	10,866	6,868	35,748	145	2,539	7,044	28,101
Units redeemed	(133,339)	(21,471)	(409,027)	(67,748)	(44,183)	(16,871)	(392,617)	(66,464)

Ending units	-	129,754	-	402,159	-	44,038	-	385,573

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		ACVVS1
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,729	8,419	-	-
Realized gain (loss) on investments	64,642	12,972	12,529	502
Change in unrealized gain (loss) on investments	(79,573)	65,341	(18,971)	10,856
Reinvested capital gains	-	-	5,224	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,202)	86,732	(1,218)	11,358

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,030	28,588	(19,303)	-
Transfers between funds	(462,717)	9,810	(31,559)	-
Surrenders (note 6)	(2,901)	(57,613)	-	-
Death Benefits (note 4)	(22,688)	-	-	-
Net policy repayments (loans) (note 5)	(4,849)	(2,892)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,062)	(27,505)	3,260	(964)
Asset charges (note 3):
MSP contracts	(43)	(253)	-	-
SL contracts or LSFP contracts	(71)	(205)	488	(159)
Adjustments to maintain reserves	(12)	5	-	(3)

Net equity transactions	(489,313)	(50,065)	(47,114)	(1,126)

Net change in contract owners’ equity	(493,515)	36,667	(48,332)	10,232
Contract owners’ equity beginning of period	493,515	456,848	48,332	38,100

Contract owners’ equity end of period	$-	493,515	-	48,332

CHANGES IN UNITS:
Beginning units	40,107	44,955	2,561	2,628
Units purchased	1,499	6,049	-	-
Units redeemed	(41,606)	(10,897)	(2,561)	(67)

Ending units	-	40,107	-	2,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT International Index Fund Class I (NVIX)

NVIT Bond Index Fund Class I (NVBX)

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)*

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a premium load charge that will not exceed 6%. The 6% is comprised of a charge for premium taxes that ranges from 2.50% to 3.50% of each premium payment and a charge for the sales load that ranges from 2.50% to 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment ten years and 1.50% of each premium payment thereafter.

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $1,490,768 and $1,607,903, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

    Purchase payments totaling less than $25,000 – $10/month

    Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

    Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

    Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides variable account charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2014:

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Total	ALVDAA	MLVGA2	DWVSVS	DSIF

Single Premium issue prior to April 16, 1990	$3,392	-	-	-	-
Single Premium issue after to April 16, 1990	429,519	-	-	-	19,322
Multiple Payment and Flexible Premium contracts	3,082,480	33	16,261	1,222	202,439
Variable Executive Life	13,254	-	32	-	823

Total	$3,528,645	33	16,293	1,222	222,584

	DSRG	GVGMNS	IVKMG1	IVBRA1	JABS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,646	-	-	-	-
Multiple Payment and Flexible Premium contracts	40,660	119	1,045	272	7,125
Variable Executive Life	-	-	-	-	-

Total	42,306	119	1,045	272	7,125

	JACAS	JAGTS	JAIGS	MIGIC	MNDIC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,026	2,398	3,752	-	-
Multiple Payment and Flexible Premium contracts	15,458	6,599	18,320	1,062	1,504
Variable Executive Life	-	33	17	-	-

Total	18,484	9,030	22,089	1,062	1,504

	MVFIC	MSVFI	MSEM	MSVRE	NVIX

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	1,035	10,317	-
Multiple Payment and Flexible Premium contracts	9,573	1,328	4,578	4	13
Variable Executive Life	-	-	-	-	-

Total	9,573	1,328	5,613	10,321	13

	NVBX	NVAMV1	GVAAA2	GVABD2	GVAGG2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	7,170	-	-	-
Multiple Payment and Flexible Premium contracts	44	32,512	10,472	4,314	8,404
Variable Executive Life	-	330	-	-	-

Total	44	40,012	10,472	4,314	8,404

	GVAGR2	GVAGI2	HIBF	GEM	GIG

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	3,906	255
Multiple Payment and Flexible Premium contracts	9,286	5,502	3,988	9,549	16,253
Variable Executive Life	22	-	-	26	64

Total	9,308	5,502	3,988	13,481	16,572

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	589	-	-	-	-
Multiple Payment and Flexible Premium contracts	75,214	711	1,920	2,264	3,951
Variable Executive Life	267	-	-	-	-

Total	76,070	711	1,920	2,264	3,951

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	2,257
Multiple Payment and Flexible Premium contracts	5,443	6,260	3,988	886	1,751
Variable Executive Life	-	-	-	-	-

Total	5,443	6,260	3,988	886	4,008

	NVLCP1	TRF	GBF	CAF	GVIX2

Single Premium issue prior to April 16, 1990	-	186	214	-	-
Single Premium issue after to April 16, 1990	-	11,992	5,589	4,637	-
Multiple Payment and Flexible Premium contracts	1,138	292,449	26,405	76,341	1,270
Variable Executive Life	-	1,036	-	138	-

Total	1,138	305,663	32,208	81,116	1,270

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	157	-	-	1,697	2,475
Multiple Payment and Flexible Premium contracts	12,436	643	869	2,077	16,455
Variable Executive Life	-	-	-	-	-

Total	12,593	643	869	3,774	18,930

	GVDMA	GVDMC	MCIF	SAM	NVMIG1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,802	3,951	6,143	27,224	1,295
Multiple Payment and Flexible Premium contracts	23,260	15,661	25,134	72,674	15,383
Variable Executive Life	142	-	120	806	-

Total	27,204	19,612	31,397	100,704	16,678

	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,450	184	1,608	1,005
Multiple Payment and Flexible Premium contracts	2,045	8,659	6,460	163,132	126,558
Variable Executive Life	-	-	-	317	-

Total	2,045	10,109	6,644	165,057	127,563

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	SCGF	SCVF	SCF	MSBF	NVSTB2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,573	3,221	4,264	3,019	-
Multiple Payment and Flexible Premium contracts	5,492	21,633	85,779	4,533	2,985
Variable Executive Life	22	62	1,321	-	-

Total	10,087	24,916	91,364	7,552	2,985

	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	20,450	-	-	5,145	-
Multiple Payment and Flexible Premium contracts	242,128	942	4,259	44,256	15
Variable Executive Life	1,273	-	-	186	-

Total	263,851	942	4,259	49,587	15

	NVSIX2	GVEX1	NOTG3	ALVGIA	ALVSVA

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	456	5,835	18	2,426	6,535
Variable Executive Life	-	-	-	-	-

Total	456	5,835	18	2,426	6,535

	ACVB	ACVCA	ACVIG	ACVIP2	ACVI

Single Premium issue prior to April 16, 1990	-	196	-	-	-
Single Premium issue after to April 16, 1990	12,807	13,964	6,578	-	2,898
Multiple Payment and Flexible Premium contracts	21,047	204	7,913	5,281	132
Variable Executive Life	-	-	-	106	-

Total	33,854	14,364	14,491	5,387	3,030

	ACVMV1	ACVU1	DVSCS	DCAP	DSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,586	3,839	4,521	-
Multiple Payment and Flexible Premium contracts	9,371	7	7,791	19,326	1,939
Variable Executive Life	-	-	-	-	-

Total	9,371	1,593	11,630	23,847	1,939

	DGI	FVCA2P	FQB	FEIP	FHIP

Single Premium issue prior to April 16, 1990	-	-	-	591	73
Single Premium issue after to April 16, 1990	1,032	-	3,829	34,992	9,969
Multiple Payment and Flexible Premium contracts	6,694	434	4,729	202,930	28,532
Variable Executive Life	18	-	-	1,634	229

Total	7,744	434	8,558	240,147	38,803

	FAMP	FNRS2	FF10S	FF20S	FF30S

Single Premium issue prior to April 16, 1990	283	-	-	-	-
Single Premium issue after to April 16, 1990	20,908	-	-	-	-
Multiple Payment and Flexible Premium contracts	55,456	14,919	1,902	5,997	7,061
Variable Executive Life	47	-	-	-	-

Total	76,694	14,919	1,902	5,997	7,061

	FGP	FHIPR	FIGBS	FMCS	FOP

Single Premium issue prior to April 16, 1990	1,085	-	-	-	72
Single Premium issue after to April 16, 1990	42,489	-	-	-	11,322
Multiple Payment and Flexible Premium contracts	301,677	20,050	11,428	42,383	24,013
Variable Executive Life	2,486	48	29	1	24

Total	347,737	20,098	11,457	42,384	35,431

	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,195	-	-	-
Multiple Payment and Flexible Premium contracts	21,395	4,144	9,869	23,087	16,431
Variable Executive Life	81	-	34	-	-

Total	21,476	6,339	9,903	23,087	16,431

	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	3,296	916	5,019	7,628	765
Variable Executive Life	-	-	-	70	-

Total	3,296	916	5,019	7,698	765

	AMTB	AMBP	AMTG	AMGP	AMTP

Single Premium issue prior to April 16, 1990	39	-	457	-	-
Single Premium issue after to April 16, 1990	8,850	-	9,894	759	5,147
Multiple Payment and Flexible Premium contracts	6,768	232	163	-	22
Variable Executive Life	69	-	-	-	-

Total	15,726	232	10,514	759	5,169

	AMFAS	AMSRS	OVMS	OVB	OVGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	6,125	4,426	10,080
Multiple Payment and Flexible Premium contracts	939	3,939	28,255	16,850	94,279
Variable Executive Life	29	-	7	-	1,006

Total	968	3,939	34,387	21,276	105,365

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	OVGI	OVSC	OVAG	OVSB	PMVAAA

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	715	-	2,203	-	-
Multiple Payment and Flexible Premium contracts	4,897	6,389	4,759	851	2,683
Variable Executive Life	-	-	-	-	-

Total	5,612	6,389	6,962	851	2,683

	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	180	1,805	7,869	6,146	821
Variable Executive Life	-	-	-	-	-

Total	180	1,805	7,869	6,146	821

	PVTIGB	PVTVB	ACEG	AVMCCI	RVARS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,445	2,501	147	139	35
Variable Executive Life	-	-	-	-	-

Total	1,445	2,501	147	139	35

	TRHS2	VWBF	VWEM	VWHA	WRASP

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	5,427	6,306	11,199	-
Multiple Payment and Flexible Premium contracts	23,603	4,940	24,850	30,275	14,759
Variable Executive Life	-	52	22	23	-

Total	23,603	10,419	31,178	41,497	14,759

	WRHIP	WRMCG	SVDF	SVOF	WFVSCG

Single Premium issue prior to April 16, 1990	-	-	-	196	-
Single Premium issue after to April 16, 1990	-	-	6,508	8,879	-
Multiple Payment and Flexible Premium contracts	4,953	1,666	-	96	2,159
Variable Executive Life	-	-	-	-	-

Total	4,953	1,666	6,508	9,171	2,159

	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	15,399	1,638	2,400	3,637	1,791
Variable Executive Life	127	-	-	34	-

Total	15,526	1,638	2,400	3,671	1,791

	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	518	-
Multiple Payment and Flexible Premium contracts	3,295	6,103	509	7,199	660
Variable Executive Life	12	29	-	-	-

Total	3,307	6,132	509	7,717	660

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $22,368,333 and $22,301,983, respectively, and total transfers from the Account to the fixed account were $26,183,509 and $22,275,279, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$659,479,045	$-	$-	$659,479,045

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$3,796	$7,811
Global Allocation V.I. Fund - Class II (MLVGA2)	735,316	973,449
VIP Small Cap Value Series: Service Class (DWVSVS)	413,414	42,409
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,967,948	5,425,035
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	776,030	656,192
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,162	1,304
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	8,193	18,445
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	220,498	120,094
Balanced Portfolio: Service Shares (JABS)	396,183	347,102
Forty Portfolio: Service Shares (JACAS)	1,680,905	1,148,131
Global Technology Portfolio: Service Shares (JAGTS)	751,746	1,010,518
Overseas Portfolio: Service Shares (JAIGS)	1,031,854	1,378,243
Investors Growth Stock Series - Initial Class (MIGIC)	33,094	19,892
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	288,790	373,907
Value Series - Initial Class (MVFIC)	1,034,230	416,574
Core Plus Fixed Income Portfolio - Class I (MSVFI)	225,647	211,792
Emerging Markets Debt Portfolio - Class I (MSEM)	117,138	435,478
U.S. Real Estate Portfolio - Class I (MSVRE)	424,333	396,633
NVIT International Index Fund Class I (NVIX)	4,530	25
NVIT Bond Index Fund Class I (NVBX)	43,827	165
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,463,509	1,164,436
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	881,741	371,573
American Funds NVIT Bond Fund - Class II (GVABD2)	41,076	150,850
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	269,021	376,954
American Funds NVIT Growth Fund - Class II (GVAGR2)	112,058	383,808
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	505,828	449,301
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,433,741	162,304
NVIT Emerging Markets Fund - Class I (GEM)	2,409,013	403,740
NVIT International Equity Fund - Class I (GIG)	4,404,164	567,746
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,020,307	2,332,605
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	23,399	33,317
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	36,343	48,352
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	31,654	67,222
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	313,930	331,457
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	63,142	1,493,837
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	100,214	90,347
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	145,690	57,619
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	54,649	85,999
NVIT Core Bond Fund - Class I (NVCBD1)	47,090	107,626
NVIT Core Plus Bond Fund - Class I (NVLCP1)	587,247	546,586
NVIT Nationwide Fund - Class I (TRF)	833,658	4,779,163
NVIT Government Bond Fund - Class I (GBF)	307,615	906,103
American Century NVIT Growth Fund - Class I (CAF)	104,485	1,358,051
NVIT International Index Fund - Class II (GVIX2)	583,857	136,728
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	117,190	394,448
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	270,726	21,082
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	382,809	405,954
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	204,589	223,337
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	223,125	790,311
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	435,045	643,478
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	398,280	153,297
NVIT Mid Cap Index Fund - Class I (MCIF)	803,690	879,979
NVIT Money Market Fund - Class I (SAM)	10,979,353	11,517,687
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	6,798,793	2,073,726
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	512,925	81,352
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	995,139	919,461
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	643,474	757,727
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,159,900	3,304,660
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,055,534	3,248,870
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	509,100	962,059

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	$1,279,373	$1,653,535
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,145,132	3,326,602
NVIT Multi-Sector Bond Fund - Class I (MSBF)	265,434	581,637
NVIT Short Term Bond Fund - Class II (NVSTB2)	457,252	464,539
NVIT Large Cap Growth Fund - Class I (NVOLG1)	6,606,129	5,945,130
Templeton NVIT International Value Fund - Class III (NVTIV3)	40,030	16,075
Invesco NVIT Comstock Value Fund - Class I (EIF)	263,093	226,892
NVIT Real Estate Fund - Class I (NVRE1)	5,170,304	1,833,957
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	8,794	1,054
NVIT Small Cap Index Fund Class II (NVSIX2)	89,845	74,267
NVIT S&P 500 Index Fund Class I (GVEX1)	2,284,340	1,180,392
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	24	105
VPS Growth and Income Portfolio - Class A (ALVGIA)	82,575	485,435
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	448,362	237,231
VP Balanced Fund - Class I (ACVB)	2,059,095	965,560
VP Capital Appreciation Fund - Class I (ACVCA)	620,563	344,013
VP Income & Growth Fund - Class I (ACVIG)	679,393	881,543
VP Inflation Protection Fund - Class II (ACVIP2)	143,373	346,293
VP International Fund - Class I (ACVI)	9,912	109,152
VP International Fund - Class III (ACVI3)	12,322	32,243
VP Mid Cap Value Fund - Class I (ACVMV1)	782,112	682,487
VP Ultra(R) Fund - Class I (ACVU1)	223,072	186,367
VP Value Fund - Class I (ACVV)	1,046	1,043
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	783,731	1,163,501
Appreciation Portfolio - Initial Shares (DCAP)	596,544	896,704
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	64,843	363,299
Growth and Income Portfolio - Initial Shares (DGI)	270,671	419,711
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	51,841	17,684
Quality Bond Fund II - Primary Shares (FQB)	113,963	420,952
Equity-Income Portfolio - Initial Class (FEIP)	3,329,003	6,717,246
High Income Portfolio - Initial Class (FHIP)	984,397	2,018,930
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,246,215	1,384,531
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,013,616	959,960
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	96,014	55,010
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	141,857	106,290
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	179,146	223,915
VIP Growth Portfolio - Initial Class (FGP)	1,026,783	6,157,320
VIP High Income Portfolio - Initial Class R (FHIPR)	540,693	409,214
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	340,597	1,710,795
VIP Mid Cap Portfolio - Service Class (FMCS)	674,871	948,664
VIP Overseas Portfolio - Initial Class (FOP)	315,186	1,115,511
VIP Overseas Portfolio - Service Class R (FOSR)	446,562	705,777
VIP Value Strategies Portfolio - Service Class (FVSS)	177,882	412,533
Franklin Income Securities Fund - Class 2 (FTVIS2)	694,462	678,979
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,362,413	1,618,865
Small Cap Value Securities Fund - Class 1 (FTVSVI)	322,581	1,006,208
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,078,091	112,093
Templeton Foreign Securities Fund - Class 1 (TIF)	3,601	34,026
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,709,180	180,846
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,788,959	334,612
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	197,949	141,562
Short Duration Bond Portfolio - I Class Shares (AMTB)	543,688	607,607
Balanced Portfolio - I Class Shares (AMBP)	5,137	4,050
Growth Portfolio - I Class Shares (AMTG)	32,216	291,853
Guardian Portfolio - I Class Shares (AMGP)	36,159	64,033
International Portfolio - S Class Shares (AMINS)	1,034	288
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	7,738	430
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	66,414	325,218
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	848	3,191
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	74,077	47,658
Socially Responsive Portfolio - I Class Shares (AMSRS)	28,421	108,314
Capital Income Fund/VA - Non-Service Shares (OVMS)	165,229	483,437
Core Bond Fund/VA - Non-Service Shares (OVB)	442,182	1,874,587
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,614,663	2,243,490
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	512,784	412,534
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	401,867	536,090
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	255,959	334,796
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	86,579	38,288
All Asset Portfolio - Administrative Class (PMVAAA)	233,321	503,984
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	434,479	411,962
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	90,841	290,191
Low Duration Portfolio - Administrative Class (PMVLDA)	264,208	534,529
Total Return Portfolio - Administrative Class (PMVTRA)	552,499	871,976
VT Growth & Income Fund: Class IB (PVGIB)	101,772	25,050
VT International Equity Fund: Class IB (PVTIGB)	65,793	73,571
VT Voyager Fund: Class IB (PVTVB)	44,554	108,940
VI American Franchise Fund - Series I Shares (ACEG)	52,365	9,856
VI Value Opportunities Fund - Series I Shares (AVBVI)	175	1,468
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	46,929	15,058
Variable Fund - Multi-Hedge Strategies (RVARS)	6,462	102
Health Sciences Portfolio - II (TRHS2)	2,953,133	2,698,374
Limited-Term Bond Portfolio - II (TRLT2)	5,528	1,419
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	379,142	258,770
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,161,488	946,993
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	686,972	1,446,627
Variable Insurance Portfolios - Asset Strategy (WRASP)	707,494	452,297
Variable Insurance Portfolios - High Income (WRHIP)	1,307,952	1,619,930
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	858,641	875,630
Advantage VT Discovery Fund (SVDF)	187,595	112,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Advantage VT Opportunity Fund - Class 2 (SVOF)	$88,125	$195,200
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	103,436	289,495
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	135,857	9,318,051
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	9,945	1,039,385
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	231,721	1,770,289
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	121,741	2,490,496
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	64,366	1,512,813
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	94,894	2,437,076
NVIT International Equity Fund - Class III (obsolete) (GIG3)	98,913	3,983,050
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	108,533	613,186
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	72,515	4,684,106
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	40,948	519,519
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)	5,224	47,114

	$131,237,519	$153,191,548

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.80%	77	$11.774902	$907	0.83%	3.62%
2013	0.50%	441	11.420733	5,037	0.37%	11.75%
2012	0.50%	443	10.220316	4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	25,752	16.596941	427,404	1.93%	1.97%
2014	0.50%	146,627	16.133287	2,365,575	1.93%	1.46%
2014	0.80%	23,844	15.861324	378,197	1.93%	1.15%
2013	0.00%	23,846	16.276845	388,138	1.06%	14.55%
2013	0.50%	178,617	15.901450	2,840,269	1.06%	13.98%
2013	0.80%	27,516	15.680379	431,461	1.06%	13.64%
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.50%	32,764	12.927139	423,545	0.21%	5.09%
2014	0.80%	61	12.862623	785	0.21%	4.78%
2013	0.50%	4,856	12.300808	59,733	0.00%	23.01%	5/1/2013
2013	0.80%	3	12.276201	37	0.00%	22.76%	5/1/2013
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	183,537	42.414675	7,784,662	1.74%	13.42%
2014	0.50%	554,113	56.063662	31,065,604	1.74%	12.86%
2014	0.80%	121,371	53.663940	6,513,246	1.74%	12.52%
2014	1.00%	127,230	15.855736	2,017,325	1.74%	12.30%
2013	0.00%	211,211	37.394784	7,898,190	1.83%	32.03%
2013	0.50%	592,197	49.676048	29,418,007	1.83%	31.37%
2013	0.80%	147,183	47.692575	7,019,536	1.83%	30.98%
2013	1.00%	140,164	14.119622	1,979,063	1.83%	30.71%
2013	1.30%	15	43.100987	647	1.83%	30.32%
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.00%	16,199	$33.479090	$542,328	1.06%	13.45%
2014	0.50%	97,660	46.917703	4,581,983	1.06%	12.89%
2014	0.80%	53,200	44.908354	2,389,124	1.06%	12.55%
2014	1.00%	15,685	11.793744	184,985	1.06%	12.32%
2013	0.00%	17,865	29.509325	527,184	1.24%	34.34%
2013	0.50%	97,257	41.561726	4,042,169	1.24%	33.67%
2013	0.80%	62,939	39.901274	2,511,346	1.24%	33.27%
2013	1.00%	15,129	10.499772	158,851	1.24%	33.01%
2012	0.00%	19,449	21.965624	427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.50%	523	12.012319	6,282	0.04%	3.43%
2014	0.80%	947	11.916637	11,285	0.04%	3.12%
2013	0.50%	527	11.614308	6,121	0.08%	13.00%
2013	0.80%	959	11.556408	11,083	0.08%	12.66%
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	2,351	14.547427	34,201	0.00%	8.04%
2014	0.50%	10,579	14.353979	151,851	0.00%	7.50%
2014	0.80%	2,587	14.239161	36,837	0.00%	7.18%
2013	0.00%	2,463	13.465170	33,165	0.41%	37.01%
2013	0.50%	10,788	13.352737	144,049	0.41%	36.33%
2013	0.80%	2,919	13.285742	38,781	0.41%	35.92%
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.50%	8,480	10.280010	87,174	0.00%	2.80%	5/1/2014
2014	0.80%	833	10.259413	8,546	0.00%	2.59%	5/1/2014
Balanced Portfolio: Service Shares (JABS)
2014	0.00%	6,247	26.596035	166,145	1.53%	8.24%
2014	0.50%	54,289	25.089133	1,362,064	1.53%	7.70%
2014	0.80%	3,795	24.226239	91,939	1.53%	7.38%
2013	0.00%	6,681	24.571761	164,164	2.03%	19.80%
2013	0.50%	53,592	23.295722	1,248,464	2.03%	19.20%
2013	0.80%	4,254	22.562091	95,979	2.03%	18.85%
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	33,078	$17.582418	$581,591	0.03%	8.47%
2014	0.50%	149,191	16.338927	2,437,621	0.03%	7.93%
2014	0.80%	27,099	15.635493	423,706	0.03%	7.60%
2014	1.00%	19,934	15.855574	316,065	0.03%	7.39%
2013	0.00%	36,834	16.209830	597,073	0.57%	30.89%
2013	0.50%	173,739	15.138919	2,630,221	0.57%	30.23%
2013	0.80%	35,260	14.530669	512,351	0.57%	29.84%
2013	1.00%	23,989	14.764693	354,190	0.57%	29.58%
2012	0.00%	43,000	12.384741	532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	40,647	9.535810	387,602	0.00%	9.35%
2014	0.50%	112,333	8.861220	995,407	0.00%	8.80%
2014	0.80%	14,262	8.479586	120,936	0.00%	8.48%
2014	1.00%	26,948	8.632565	232,630	0.00%	8.26%
2013	0.00%	43,908	8.720680	382,908	0.00%	35.39%
2013	0.50%	151,983	8.144356	1,237,804	0.00%	34.72%
2013	0.80%	16,143	7.817003	126,190	0.00%	34.31%
2013	1.00%	27,256	7.973959	217,338	0.00%	34.04%
2013	1.30%	11	7.300366	80	0.00%	33.64%
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	24,321	$14.707142	$357,692	5.83%	-12.10%
2014	0.50%	169,881	13.666799	2,321,729	5.83%	-12.54%
2014	0.80%	34,957	13.078293	457,178	5.83%	-12.80%
2014	1.00%	15,736	13.967364	219,790	5.83%	-12.98%
2013	0.00%	26,990	16.731743	451,590	3.03%	14.28%
2013	0.50%	206,980	15.626200	3,234,311	3.03%	13.71%
2013	0.80%	42,158	14.998307	632,299	3.03%	13.37%
2013	1.00%	25,422	16.050014	408,023	3.03%	13.14%
2012	0.00%	29,255	14.640868	428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	606	26.831723	16,260	0.51%	11.45%
2014	0.50%	8,162	25.311375	206,591	0.51%	10.90%
2014	0.80%	700	24.440744	17,109	0.51%	10.56%
2013	0.00%	622	24.074646	14,974	0.67%	30.29%
2013	0.50%	7,834	22.824329	178,806	0.67%	29.64%
2013	0.80%	1,011	22.105451	22,349	0.67%	29.25%
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.50%	9,319	13.386093	124,745	0.00%	-7.72%
2014	0.80%	3,188	13.279431	42,335	0.00%	-8.00%
2013	0.50%	19,043	14.505988	276,238	0.00%	40.81%
2013	0.80%	2,531	14.433683	36,532	0.00%	40.39%
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2014	0.00%	10,239	$31.820252	$325,808	1.33%	10.51%
2014	0.50%	74,848	30.017248	2,246,731	1.33%	9.96%
2014	0.80%	4,569	28.984824	132,432	1.33%	9.63%
2013	0.00%	9,427	28.794051	271,442	1.22%	35.89%
2013	0.50%	54,778	27.298649	1,495,365	1.22%	35.21%
2013	0.80%	6,880	26.438908	181,900	1.22%	34.80%
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	1,541	15.966198	24,604	3.24%	7.85%
2014	0.50%	16,841	15.061499	253,651	3.24%	7.32%
2014	0.80%	1,071	14.543436	15,576	3.24%	7.00%
2013	0.00%	7,055	14.803414	104,438	3.97%	-0.32%
2013	0.50%	10,340	14.034591	145,118	3.97%	-0.81%
2013	0.80%	1,272	13.592553	17,290	3.97%	-1.11%
2012	0.00%	5,129	14.850467	76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.00%	4,735	32.913131	155,844	5.45%	2.93%
2014	0.50%	20,141	30.071320	605,666	5.45%	2.41%
2014	0.80%	3,683	28.621666	105,414	5.45%	2.11%
2014	1.00%	1,240	28.298765	35,090	5.45%	1.90%
2013	0.00%	5,572	31.976955	178,176	3.76%	-8.75%
2013	0.50%	24,973	29.362442	733,268	3.76%	-9.20%
2013	0.80%	4,398	28.030943	123,280	3.76%	-9.48%
2013	1.00%	7,602	27.770198	211,109	3.76%	-9.66%
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.00%	5,467	$83.718637	$457,690	1.49%	29.72%
2014	0.80%	7	79.761003	558	1.49%	28.69%
2014	1.00%	28,152	40.995865	1,154,116	1.49%	28.43%
2013	0.00%	6,565	64.537567	423,689	1.21%	2.05%
2013	0.80%	7	61.979946	434	1.21%	1.24%
2013	1.00%	25,827	31.920385	824,408	1.21%	1.04%
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
NVIT International Index Fund Class I (NVIX)
2014	0.50%	50	9.168219	458	2.22%	-8.32%	5/1/2014
2014	0.80%	403	9.149840	3,687	2.22%	-8.50%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.50%	4,162	10.243678	42,634	3.72%	2.44%	5/1/2014
2014	0.80%	18	10.223154	184	3.72%	2.23%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	43,762	24.546677	1,074,212	2.00%	13.12%
2014	0.50%	228,157	23.861093	5,444,075	2.00%	12.55%
2014	0.80%	34,192	23.458993	802,110	2.00%	12.22%
2014	1.00%	34,627	23.194702	803,163	2.00%	11.99%
2013	0.00%	54,402	21.699995	1,180,415	1.83%	31.90%
2013	0.50%	242,960	21.199628	5,150,662	1.83%	31.24%
2013	0.80%	42,091	20.904981	879,912	1.83%	30.85%
2013	1.00%	32,590	20.710842	674,966	1.83%	30.59%
2012	0.00%	64,944	16.452105	1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	10,445	$16.444935	$171,767	0.94%	4.99%
2014	0.50%	129,499	15.747381	2,039,270	0.94%	4.47%
2014	0.80%	17,023	15.343176	261,187	0.94%	4.15%
2013	0.00%	12,346	15.663250	193,378	1.34%	23.28%
2013	0.50%	94,608	15.074035	1,426,124	1.34%	22.67%
2013	0.80%	17,406	14.731250	256,412	1.34%	22.30%
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	406	13.196903	5,358	1.15%	4.98%
2014	0.50%	56,597	12.637276	715,232	1.15%	4.45%
2014	0.80%	4,436	12.312919	54,620	1.15%	4.14%
2013	0.00%	424	12.571090	5,330	1.73%	-2.57%
2013	0.50%	66,168	12.098332	800,522	1.73%	-3.06%
2013	0.80%	4,585	11.823220	54,209	1.73%	-3.35%
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	5,523	17.393687	96,065	0.68%	1.84%
2014	0.50%	78,503	16.655884	1,307,537	0.68%	1.33%
2014	0.80%	10,909	16.228270	177,034	0.68%	1.02%
2013	0.00%	6,010	17.080144	102,652	0.38%	28.64%
2013	0.50%	82,382	16.437630	1,354,165	0.38%	28.00%
2013	0.80%	13,274	16.063746	213,230	0.38%	27.62%
2012	0.00%	5,401	13.277399	71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	7,831	$16.633406	$130,256	0.44%	8.07%
2014	0.50%	92,006	15.927752	1,465,449	0.44%	7.53%
2014	0.80%	12,954	15.518818	201,031	0.44%	7.21%
2013	0.00%	7,647	15.391784	117,701	0.33%	29.61%
2013	0.50%	108,301	14.812689	1,604,229	0.33%	28.96%
2013	0.80%	15,200	14.475737	220,031	0.33%	28.58%
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	1,754	14.905501	26,144	0.81%	10.23%
2014	0.50%	71,601	14.344756	1,027,099	0.81%	9.68%
2014	0.80%	4,154	14.018469	58,233	0.81%	9.35%
2013	0.00%	2,514	13.522509	33,996	1.03%	32.97%
2013	0.50%	67,370	13.079019	881,134	1.03%	32.31%
2013	0.80%	4,359	12.819916	55,882	1.03%	31.91%
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	15,551	22.209619	345,382	5.49%	2.55%
2014	0.50%	41,571	20.951308	870,967	5.49%	2.04%
2014	0.80%	5,158	20.230706	104,350	5.49%	1.73%
2013	0.00%	2,808	21.657285	60,814	6.61%	7.07%
2013	0.50%	2,043	20.532668	41,948	6.61%	6.54%
2013	0.80%	384	19.886039	7,636	6.61%	6.22%
2012	0.00%	2,854	20.226839	57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	11,469	$25.608009	$293,698	1.27%	-5.51%
2014	0.50%	78,785	23.846907	1,878,779	1.27%	-5.98%
2014	0.80%	12,134	22.848918	277,249	1.27%	-6.26%
2014	1.00%	12,637	21.875140	276,436	1.27%	-6.45%
2013	0.00%	754	27.100074	20,433	1.13%	0.75%
2013	0.50%	14,668	25.362948	372,024	1.13%	0.24%
2013	0.80%	1,886	24.374582	45,970	1.13%	-0.06%
2013	1.00%	17,361	23.382534	405,944	1.13%	-0.26%
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	26,132	16.566460	432,915	2.89%	-0.45%
2014	0.50%	216,564	15.427137	3,340,962	2.89%	-0.94%
2014	0.80%	34,206	14.781599	505,619	2.89%	-1.24%
2014	1.00%	2,802	14.442552	40,468	2.89%	-1.44%
2013	0.00%	7,722	16.641029	128,502	0.54%	17.83%
2013	0.50%	29,091	15.574278	453,071	0.54%	17.24%
2013	0.80%	4,751	14.967429	71,110	0.54%	16.89%
2013	1.00%	1,823	14.653397	26,713	0.54%	16.66%
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	68,047	$14.520984	$988,109	0.88%	6.60%
2014	0.50%	810,822	14.044790	11,387,825	0.88%	6.07%
2014	0.80%	161,234	13.766559	2,219,637	0.88%	5.75%
2014	1.00%	4,364	13.584144	59,281	0.88%	5.54%
2013	0.00%	80,186	13.621982	1,092,292	1.04%	43.82%
2013	0.50%	889,883	13.241308	11,783,215	1.04%	43.10%
2013	0.80%	204,304	13.018003	2,659,630	1.04%	42.67%
2013	1.00%	4,637	12.871222	59,684	1.04%	42.39%
2012	0.00%	81,034	9.471654	767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.50%	7,812	16.094343	125,729	0.95%	10.05%
2014	0.80%	824	15.775608	12,999	0.95%	9.72%
2013	0.50%	8,369	14.624455	122,392	0.94%	38.07%
2013	0.80%	967	14.377892	13,903	0.94%	37.66%
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.50%	17,610	13.627822	239,986	2.11%	3.95%
2014	0.80%	6,305	13.357922	84,222	2.11%	3.64%
2013	0.50%	18,478	13.109417	242,236	1.50%	29.00%
2013	0.80%	7,976	12.888391	102,798	1.50%	28.62%
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	407	13.947302	5,677	2.23%	4.46%
2014	0.50%	24,444	13.490111	329,752	2.23%	3.94%
2014	0.80%	4,636	13.222946	61,302	2.23%	3.63%
2013	0.00%	417	13.351426	5,568	2.05%	14.72%
2013	0.50%	26,818	12.978480	348,057	2.05%	14.15%
2013	0.80%	6,218	12.759683	79,340	2.05%	13.80%
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	452	$14.183683	$6,411	2.46%	4.70%
2014	0.50%	49,019	13.718657	672,475	2.46%	4.18%
2014	0.80%	7,603	13.447019	102,238	2.46%	3.87%
2013	0.00%	463	13.546578	6,272	1.94%	21.44%
2013	0.50%	52,578	13.168123	692,354	1.94%	20.84%
2013	0.80%	8,110	12.946159	104,993	1.94%	20.48%
2012	0.00%	474	11.154725	5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	250	13.120260	3,280	0.27%	3.42%
2014	0.50%	8,580	12.690207	108,882	0.27%	2.91%
2014	0.80%	897	12.438930	11,158	0.27%	2.60%
2013	0.00%	256	12.686282	3,248	1.85%	5.03%
2013	0.50%	118,087	12.331960	1,456,244	1.85%	4.50%
2013	0.80%	3,870	12.124095	46,920	1.85%	4.19%
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	7,957	14.072360	111,974	2.49%	4.66%
2014	0.50%	62,397	13.611027	849,287	2.49%	4.14%
2014	0.80%	18,118	13.341496	241,721	2.49%	3.82%
2013	0.00%	8,120	13.446120	109,182	1.72%	17.98%
2013	0.50%	61,511	13.070501	803,980	1.72%	17.39%
2013	0.80%	22,118	12.850167	284,220	1.72%	17.04%
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.50%	41,362	$13.659891	$565,000	2.60%	4.14%
2014	0.80%	11,437	13.389348	153,134	2.60%	3.82%
2013	0.50%	37,730	13.117335	494,917	1.59%	23.74%
2013	0.80%	13,960	12.896172	180,031	1.59%	23.36%
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	10,355	13.718708	142,057	2.34%	4.17%
2014	0.50%	9,359	13.269010	124,185	2.34%	3.65%
2014	0.80%	2,941	13.006282	38,251	2.34%	3.34%
2013	0.00%	12,117	13.169178	159,571	1.72%	11.33%
2013	0.50%	10,274	12.801334	131,521	1.72%	10.78%
2013	0.80%	3,671	12.585576	46,202	1.72%	10.44%
2012	0.00%	12,345	11.828808	146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	1,056	13.708553	14,476	2.56%	5.06%
2014	0.50%	22,151	13.259207	293,705	2.56%	4.53%
2014	0.80%	1,802	12.996712	23,420	2.56%	4.22%
2014	1.00%	14,961	12.824610	191,869	2.56%	4.01%
2013	0.00%	632	13.048920	8,247	2.58%	-1.91%
2013	0.50%	24,060	12.684452	305,188	2.58%	-2.40%
2013	0.80%	2,795	12.470693	34,856	2.58%	-2.69%
2013	1.00%	17,988	12.330187	221,795	2.58%	-2.89%
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.50%	13,598	$14.335263	$194,931	2.44%	4.57%
2014	0.80%	1,107	14.051506	15,555	2.44%	4.25%
2013	0.50%	10,722	13.709338	146,992	2.06%	-2.26%
2013	0.80%	1,157	13.478328	15,594	2.06%	-2.56%
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	89,844	34.807939	3,127,284	1.16%	12.15%
2014	0.50%	371,203	73.865693	27,419,167	1.16%	11.59%
2014	0.80%	342,313	57.906704	19,822,218	1.16%	11.25%
2014	1.00%	74,532	15.525349	1,157,135	1.16%	11.03%
2013	0.00%	101,369	31.037588	3,146,249	1.32%	31.10%
2013	0.50%	369,380	66.194760	24,451,020	1.32%	30.45%
2013	0.80%	411,985	52.049003	21,443,409	1.32%	30.06%
2013	1.00%	85,828	13.982782	1,200,114	1.32%	29.80%
2012	0.00%	117,116	23.674524	2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	45,593	25.830432	1,177,687	1.97%	4.57%
2014	0.50%	81,961	43.628136	3,575,806	1.97%	4.05%
2014	0.80%	32,043	32.219240	1,032,401	1.97%	3.74%
2014	1.00%	32,342	16.783889	542,825	1.97%	3.53%
2013	0.00%	51,599	24.701818	1,274,589	1.81%	-4.06%
2013	0.50%	88,492	41.930997	3,710,558	1.81%	-4.53%
2013	0.80%	37,197	31.058943	1,155,300	1.81%	-4.82%
2013	1.00%	38,465	16.211842	623,589	1.81%	-5.01%
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	42,177	$24.659135	$1,040,048	0.35%	11.33%
2014	0.50%	233,410	35.298207	8,238,954	0.35%	10.77%
2014	0.80%	133,465	33.857321	4,518,767	0.35%	10.44%
2014	1.00%	46,212	10.234057	472,936	0.35%	10.22%
2013	0.00%	48,008	22.149716	1,063,364	0.67%	29.74%
2013	0.50%	236,432	31.865009	7,533,908	0.67%	29.09%
2013	0.80%	162,440	30.656078	4,979,773	0.67%	28.71%
2013	1.00%	52,842	9.284963	490,636	0.67%	28.45%
2013	1.30%	21	27.505011	578	0.67%	28.06%
2012	0.00%	58,712	17.072452	1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	14,528	9.333223	135,593	1.63%	-6.67%	4/25/2014
2014	0.50%	27,931	9.301297	259,795	1.63%	-6.99%	4/25/2014
2014	0.80%	635	9.282195	5,894	1.63%	-7.18%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	3,692	22.936445	84,681	1.55%	4.99%
2014	0.50%	81,629	21.500362	1,755,053	1.55%	4.46%
2014	0.80%	16,565	20.682213	342,601	1.55%	4.15%
2014	1.00%	791	20.154085	15,942	1.55%	3.94%
2013	0.00%	3,770	21.847269	82,364	1.68%	27.25%
2013	0.50%	92,423	20.582038	1,902,254	1.68%	26.61%
2013	0.80%	19,777	19.858311	392,738	1.68%	26.23%
2013	1.00%	797	19.389984	15,454	1.68%	25.98%
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	14,741	$16.733256	$246,665	3.02%	4.59%
2014	0.50%	5,378	16.265827	87,478	3.02%	4.06%
2014	0.80%	1,331	15.991674	21,285	3.02%	3.75%
2013	0.50%	5,308	15.630658	82,968	1.71%	12.86%
2013	0.80%	1,587	15.413373	24,461	1.71%	12.52%
2012	0.50%	4,538	13.849830	62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	234	19.114689	4,473	1.50%	5.21%
2014	0.50%	3,307	18.580794	61,447	1.50%	4.69%
2014	0.80%	2,283	18.267630	41,705	1.50%	4.37%
2013	0.00%	248	18.167791	4,506	1.88%	19.49%
2013	0.50%	4,501	17.748867	79,888	1.88%	18.90%
2013	0.80%	2,886	17.502158	50,511	1.88%	18.54%
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	4,024	16.788858	67,558	1.78%	3.89%
2014	0.50%	9,741	15.737835	153,302	1.78%	3.37%
2014	0.80%	10,194	15.139054	154,328	1.78%	3.06%
2014	1.00%	12,170	14.752556	179,539	1.78%	2.86%
2013	0.00%	5,998	16.160183	96,929	1.58%	4.83%
2013	0.50%	14,238	15.224446	216,766	1.58%	4.31%
2013	0.80%	10,338	14.689194	151,857	1.58%	4.00%
2013	1.00%	7,843	14.342829	112,491	1.58%	3.79%
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	69,066	$20.542646	$1,418,798	1.65%	5.18%
2014	0.50%	97,671	19.256487	1,880,800	1.65%	4.66%
2014	0.80%	45,931	18.523829	850,818	1.65%	4.34%
2014	1.00%	11,748	18.050914	212,062	1.65%	4.13%
2013	0.00%	80,435	19.530736	1,570,955	1.61%	16.63%
2013	0.50%	105,749	18.399703	1,945,750	1.61%	16.05%
2013	0.80%	51,634	17.752817	916,649	1.61%	15.70%
2013	1.00%	19,722	17.334221	341,866	1.61%	15.47%
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	34,780	22.110620	769,007	1.70%	4.96%
2014	0.50%	158,084	20.726276	3,276,493	1.70%	4.43%
2014	0.80%	44,344	19.937630	884,114	1.70%	4.12%
2014	1.00%	19,783	19.428613	384,356	1.70%	3.91%
2013	0.00%	33,364	21.066347	702,858	1.63%	22.38%
2013	0.50%	165,735	19.846371	3,289,238	1.63%	21.77%
2013	0.80%	51,703	19.148562	990,038	1.63%	21.40%
2013	1.00%	19,992	18.697056	373,792	1.63%	21.16%
2012	0.00%	38,658	17.214305	665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	6,719	$18.988951	$127,587	1.81%	4.74%
2014	0.50%	160,074	17.800116	2,849,336	1.81%	4.22%
2014	0.80%	10,824	17.122895	185,338	1.81%	3.90%
2014	1.00%	24,842	16.685759	414,508	1.81%	3.70%
2013	0.00%	6,944	18.129719	125,893	1.73%	10.49%
2013	0.50%	155,987	17.079857	2,664,236	1.73%	9.94%
2013	0.80%	12,071	16.479401	198,923	1.73%	9.61%
2013	1.00%	19,910	16.090841	320,369	1.73%	9.40%
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	20,256	33.175282	671,999	1.07%	9.42%
2014	0.50%	145,643	30.829256	4,490,065	1.07%	8.87%
2014	0.80%	15,989	29.502073	471,709	1.07%	8.55%
2014	1.00%	23,527	26.112699	614,353	1.07%	8.33%
2013	0.00%	21,008	30.319093	636,944	1.14%	33.05%
2013	0.50%	153,576	28.316283	4,348,701	1.14%	32.38%
2013	0.80%	21,551	27.178692	585,728	1.14%	31.99%
2013	1.00%	25,852	24.104406	623,147	1.14%	31.72%
2012	0.00%	18,906	22.788209	430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	194,903	$15.554998	$3,031,716	0.00%
2014	0.50%	510,842	20.341726	10,391,408	0.00%	-0.50%
2014	0.80%	122,808	15.903266	1,953,048	0.00%	-0.80%
2014	1.00%	251,792	10.747367	2,706,101	0.00%	-1.00%
2013	0.00%	185,079	15.554998	2,856,986	0.00%
2013	0.50%	522,730	20.443941	10,686,661	0.00%	-0.50%
2013	0.80%	135,933	16.031513	2,179,212	0.00%	-0.80%
2013	1.00%	265,650	10.855923	2,883,876	0.00%	-1.00%
2013	1.30%	886	15.030270	13,317	0.00%	-1.30%
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	19,560	9.795541	191,601	1.06%	-2.04%	4/25/2014
2014	0.50%	348,409	9.762049	3,401,186	1.06%	-2.38%	4/25/2014
2014	0.80%	56,211	9.742002	547,608	1.06%	-2.58%	4/25/2014
2014	1.00%	22,023	9.728663	214,254	1.06%	-2.71%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	3,808	18.973981	72,253	3.04%	-9.46%
2014	0.50%	21,382	17.898487	382,705	3.04%	-9.92%
2014	0.80%	3,788	17.282666	65,467	3.04%	-10.19%
2013	0.00%	302	20.957356	6,329	2.32%	21.41%
2013	0.50%	6,629	19.868606	131,709	2.32%	20.80%
2013	0.80%	894	19.242679	17,203	2.32%	20.44%
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	19,677	$16.038508	$315,590	0.50%	10.44%
2014	0.50%	94,808	15.512706	1,470,729	0.50%	9.88%
2014	0.80%	11,355	15.205499	172,658	0.50%	9.56%
2014	1.00%	13,010	15.004103	195,203	0.50%	9.34%
2013	0.00%	23,427	14.522943	340,229	0.82%	34.74%
2013	0.50%	102,442	14.117223	1,446,197	0.82%	34.07%
2013	0.80%	13,122	13.879225	182,123	0.82%	33.67%
2013	1.00%	8,311	13.722812	114,050	0.82%	33.40%
2012	0.00%	26,317	10.778503	283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	11,628	15.226743	177,057	1.15%	10.52%
2014	0.50%	69,360	14.727421	1,021,494	1.15%	9.97%
2014	0.80%	8,172	14.435726	117,969	1.15%	9.64%
2014	1.00%	1,159	16.665961	19,316	1.15%	9.42%
2013	0.00%	12,985	13.777622	178,902	1.39%	35.44%
2013	0.50%	89,433	13.392610	1,197,741	1.39%	34.76%
2013	0.80%	9,504	13.166780	125,137	1.39%	34.36%
2013	1.00%	1,159	15.231413	17,653	1.39%	34.09%
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	77,500	$16.103721	$1,248,038	0.00%	4.04%
2014	0.50%	1,415,623	15.575735	22,049,369	0.00%	3.52%
2014	0.80%	435,572	15.267231	6,649,978	0.00%	3.21%
2014	1.00%	9,797	15.064990	147,592	0.00%	3.00%
2013	0.00%	83,954	15.479098	1,299,532	0.00%	38.94%
2013	0.50%	1,503,890	15.046656	22,628,515	0.00%	38.25%
2013	0.80%	518,987	14.792956	7,677,352	0.00%	37.84%
2013	1.00%	9,079	14.626229	132,792	0.00%	37.56%
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	36,300	19.031857	690,856	1.35%	17.02%
2014	0.50%	1,008,235	18.407850	18,559,439	1.35%	16.44%
2014	0.80%	252,966	18.043337	4,564,351	1.35%	16.09%
2014	1.00%	10,505	17.804342	187,035	1.35%	15.86%
2013	0.00%	43,783	16.263836	712,080	1.18%	35.68%
2013	0.50%	1,088,971	15.809412	17,215,991	1.18%	35.00%
2013	0.80%	325,582	15.542892	5,060,486	1.18%	34.60%
2013	1.00%	5,611	15.367716	86,228	1.18%	34.33%
2012	0.00%	50,732	11.987208	608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	16,757	$12.897295	$216,120	0.00%	2.81%
2014	0.50%	81,283	11.985014	974,178	0.00%	2.30%
2014	0.80%	10,876	11.468922	124,736	0.00%	1.99%
2014	1.00%	8,347	11.150957	93,077	0.00%	1.79%
2013	0.00%	19,859	12.544579	249,123	0.00%	44.29%
2013	0.50%	69,680	11.715687	816,349	0.00%	43.57%
2013	0.80%	16,277	11.244880	183,033	0.00%	43.14%
2013	1.00%	70,416	10.955026	771,409	0.00%	42.85%
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	29,691	44.082799	1,308,862	0.52%	7.02%
2014	0.50%	86,807	40.557464	3,520,672	0.52%	6.49%
2014	0.80%	12,672	38.579063	488,874	0.52%	6.17%
2014	1.00%	10,094	30.296625	305,814	0.52%	5.96%
2013	0.00%	33,572	41.190400	1,382,844	0.82%	40.40%
2013	0.50%	98,427	38.086314	3,748,722	0.82%	39.70%
2013	0.80%	16,716	36.337305	607,414	0.82%	39.28%
2013	1.00%	14,817	28.593267	423,666	0.82%	39.00%
2013	1.30%	43	33.599044	1,445	0.82%	38.59%
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	38,886	$52.629785	$2,046,562	0.16%	0.82%
2014	0.50%	191,575	63.144833	12,096,971	0.16%	0.31%
2014	0.80%	47,223	60.255595	2,845,450	0.16%	0.01%
2014	1.00%	18,166	22.912330	416,225	0.16%	-0.19%
2013	0.00%	46,240	52.204120	2,413,919	0.14%	40.91%
2013	0.50%	219,955	62.948145	13,845,759	0.14%	40.20%
2013	0.80%	58,555	60.248434	3,527,847	0.14%	39.78%
2013	1.00%	19,379	22.955484	444,854	0.14%	39.51%
2012	0.00%	52,840	37.048983	1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	6,660	21.721029	144,662	3.15%	3.88%
2014	0.50%	36,654	20.185537	739,881	3.15%	3.37%
2014	0.80%	3,535	19.316793	68,285	3.15%	3.06%
2014	1.00%	11,748	18.382406	215,957	3.15%	2.85%
2013	0.00%	8,647	20.909005	180,800	2.58%	-1.12%
2013	0.50%	43,819	19.528307	855,711	2.58%	-1.62%
2013	0.80%	3,985	18.743985	74,695	2.58%	-1.91%
2013	1.00%	20,238	17.873021	361,714	2.58%	-2.11%
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	1,202	$11.507465	$13,832	0.95%	0.49%
2014	0.50%	47,119	11.130256	524,447	0.95%	-0.01%
2014	0.80%	3,205	10.909843	34,966	0.95%	-0.31%
2013	0.00%	1,221	11.450912	13,982	1.47%	0.11%
2013	0.50%	48,316	11.131047	537,808	1.47%	-0.39%
2013	0.80%	2,944	10.943432	32,217	1.47%	-0.69%
2012	0.00%	1,240	11.438838	14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	267,651	24.521987	6,563,334	0.71%	8.80%
2014	0.50%	1,607,030	23.837164	38,307,038	0.71%	8.26%
2014	0.80%	278,937	23.435455	6,537,016	0.71%	7.93%
2014	1.00%	83,077	23.171453	1,925,015	0.71%	7.72%
2013	0.00%	287,453	22.538634	6,467,799	0.78%	36.70%
2013	0.50%	1,711,729	22.019016	37,690,588	0.78%	36.02%
2013	0.80%	350,527	21.712988	7,610,989	0.78%	35.61%
2013	1.00%	108,862	21.511366	2,341,770	0.78%	35.34%
2013	1.30%	2	21.212389	42	0.78%	34.94%
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	14	16.010507	224	3.71%	-8.15%
2014	0.50%	9,362	15.563156	145,702	3.71%	-8.60%
2014	0.80%	1,846	15.300817	28,245	3.71%	-8.88%
2013	0.00%	65	17.430436	1,133	2.50%	20.09%
2013	0.50%	9,731	17.028404	165,703	2.50%	19.50%
2013	0.80%	722	16.791684	12,124	2.50%	19.14%
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	658	$28.265120	$18,598	1.72%	9.17%
2014	0.50%	27,630	26.663355	736,708	1.72%	8.62%
2014	0.80%	3,211	25.746165	82,671	1.72%	8.30%
2013	0.00%	422	25.891306	10,926	0.00%	35.64%
2013	0.50%	26,632	24.546498	653,722	0.00%	34.96%
2013	0.80%	3,761	23.773344	89,412	0.00%	34.56%
2012	0.00%	4,266	19.088364	81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	57,416	15.751218	904,372	3.09%	28.88%
2014	0.50%	502,640	15.234505	7,657,472	3.09%	28.24%
2014	0.80%	88,638	14.932651	1,323,600	3.09%	27.86%
2014	1.00%	67,483	14.734758	994,346	3.09%	27.60%
2013	0.00%	63,337	12.221280	774,059	1.43%	3.05%
2013	0.50%	476,506	11.879551	5,660,677	1.43%	2.53%
2013	0.80%	112,015	11.679110	1,308,236	1.43%	2.22%
2013	1.00%	17,988	11.547381	207,714	1.43%	2.02%
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.50%	627	11.724648	7,351	1.84%	2.82%
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.50%	3,869	13.147003	50,866	0.64%	4.03%
2014	0.80%	816	13.081404	10,674	0.64%	3.72%
2013	0.50%	3,474	12.637682	43,903	1.91%	26.38%	5/1/2013
2013	0.80%	717	12.612416	9,043	1.91%	26.12%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.50%	160,730	13.305974	2,138,669	3.30%	12.80%
2014	0.80%	3,835	13.239573	50,774	3.30%	12.46%
2013	0.50%	81,634	11.796496	962,995	2.98%	17.96%	5/1/2013
2013	0.80%	1,118	11.772890	13,162	2.98%	17.73%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.80%	215	10.894731	2,342	0.99%	0.38%
2013	0.80%	223	10.853777	2,420	1.00%	8.54%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.00%	531	$26.881002	$14,274	1.18%	9.54%
2014	0.50%	12,538	25.357678	317,935	1.18%	9.00%
2014	0.80%	2,134	24.485510	52,252	1.18%	8.67%
2013	0.00%	1,123	24.539482	27,558	1.00%	34.96%
2013	0.50%	28,579	23.264880	664,887	1.00%	34.29%
2013	0.80%	3,190	22.532174	71,878	1.00%	33.89%
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	2,620	39.225701	102,771	0.72%	9.20%
2014	0.50%	28,066	37.002837	1,038,522	0.72%	8.65%
2014	0.80%	4,559	35.730024	162,893	0.72%	8.33%
2013	0.00%	2,802	35.921574	100,652	0.61%	38.06%
2013	0.50%	25,928	34.055816	882,999	0.61%	37.37%
2013	0.80%	4,748	32.983198	156,604	0.61%	36.96%
2012	0.00%	3,380	26.019263	87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
VP Balanced Fund - Class I (ACVB)
2014	0.00%	10,531	33.831616	356,281	1.53%	9.85%
2014	0.50%	93,740	40.911494	3,835,043	1.53%	9.31%
2014	0.80%	17,062	39.242612	669,557	1.53%	8.98%
2014	1.00%	81,385	17.849288	1,452,664	1.53%	8.76%
2013	0.00%	15,025	30.797107	462,727	1.61%	17.43%
2013	0.50%	83,445	37.428588	3,123,229	1.61%	16.84%
2013	0.80%	19,379	36.009620	697,830	1.61%	16.49%
2013	1.00%	55,383	16.411564	908,922	1.61%	16.26%
2013	1.30%	2	32.309012	65	1.61%	15.91%
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.00%	9,725	$35.291244	$343,207	0.00%	8.14%
2014	0.50%	487	84.623910	41,212	0.00%	7.60%
2014	0.80%	379	51.364716	19,467	0.00%	7.28%
2014	1.00%	87,849	16.493073	1,448,900	0.00%	7.06%
2013	0.00%	10,970	32.634394	357,999	0.00%	30.92%
2013	0.50%	490	78.645463	38,536	0.00%	30.27%
2013	0.80%	590	47.879398	28,249	0.00%	29.88%
2013	1.00%	88,819	15.404738	1,368,233	0.00%	29.62%
2013	1.30%	51	46.376355	2,365	0.00%	29.23%
2012	0.00%	11,127	24.926638	277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.00%	17,764	24.284469	431,389	2.02%	12.50%
2014	0.50%	62,458	22.342598	1,395,474	2.02%	11.94%
2014	0.80%	6,068	21.252856	128,962	2.02%	11.61%
2014	1.00%	41,765	16.988453	709,523	2.02%	11.38%
2013	0.00%	19,481	21.585591	420,509	2.26%	35.82%
2013	0.50%	69,689	19.959048	1,390,926	2.26%	35.14%
2013	0.80%	8,198	19.042593	156,111	2.26%	34.74%
2013	1.00%	42,265	15.252150	644,632	2.26%	34.47%
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	17,328	$15.962763	$276,603	1.26%	3.30%
2014	0.50%	52,335	15.056647	787,990	1.26%	2.78%
2014	0.80%	7,336	14.536561	106,640	1.26%	2.48%
2013	0.00%	18,670	15.452863	288,505	1.65%	-8.48%
2013	0.50%	63,472	14.648742	929,785	1.65%	-8.94%
2013	0.80%	11,140	14.185241	158,024	1.65%	-9.21%
2012	0.00%	26,763	16.884507	451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
VP International Fund - Class I (ACVI)
2014	0.00%	7,668	28.797883	220,822	1.68%	-5.51%
2014	0.80%	572	27.521800	15,742	1.68%	-6.26%
2014	1.00%	22,920	11.421160	261,773	1.68%	-6.45%
2013	0.00%	10,192	30.476017	310,612	1.69%	22.41%
2013	0.80%	572	29.359593	16,794	1.69%	21.44%
2013	1.00%	25,351	12.208224	309,491	1.69%	21.19%
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
VP International Fund - Class III (ACVI3)
2014	0.00%	9,678	17.760638	171,887	1.62%	-5.51%
2013	0.00%	10,941	18.795597	205,643	1.61%	22.41%
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	3,549	$27.298795	$96,883	1.16%	16.42%
2014	0.50%	75,265	26.010995	1,957,718	1.16%	15.84%
2014	0.80%	4,954	25.267604	125,176	1.16%	15.50%
2013	0.00%	3,576	23.448028	83,850	1.27%	30.11%
2013	0.50%	76,643	22.453819	1,720,928	1.27%	29.47%
2013	0.80%	5,677	21.877612	124,199	1.27%	29.08%
2012	0.00%	2,582	18.021035	46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.00%	257	21.073734	5,416	0.43%	9.99%
2014	0.80%	14	19.042711	267	0.43%	9.12%
2014	1.00%	11,657	18.566230	216,427	0.43%	8.90%
2013	1.00%	10,891	17.048782	185,678	0.31%	35.71%
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	15,909	29.396200	467,664	0.59%	5.12%
2014	0.50%	42,617	27.592005	1,175,888	0.59%	4.60%
2014	0.80%	6,532	26.563083	173,510	0.59%	4.28%
2014	1.00%	13,027	25.898481	337,380	0.59%	4.08%
2013	0.00%	15,916	27.964008	445,075	1.04%	40.71%
2013	0.50%	59,482	26.379283	1,569,093	1.04%	40.01%
2013	0.80%	7,470	25.471900	190,275	1.04%	39.59%
2013	1.00%	15,299	24.884316	380,705	1.04%	39.31%
2013	1.30%	10	24.028258	240	1.04%	38.90%
2012	0.00%	18,874	19.873008	375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	26,530	$29.048845	$770,666	1.84%	8.09%
2014	0.50%	122,333	26.540974	3,246,837	1.84%	7.55%
2014	0.80%	15,607	25.261381	394,254	1.84%	7.23%
2014	1.00%	27,488	16.765299	460,845	1.84%	7.02%
2013	0.00%	33,660	26.874296	904,589	1.94%	21.10%
2013	0.50%	128,801	24.677241	3,178,453	1.94%	20.50%
2013	0.80%	20,833	23.558053	490,785	1.94%	20.14%
2013	1.00%	28,821	15.666152	451,514	1.94%	19.90%
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.00%	1,154	22.681585	26,175	0.00%	1.59%
2014	0.50%	10,540	21.396012	225,514	0.00%	1.09%
2014	0.80%	2,412	20.659925	49,832	0.00%	0.78%
2013	0.00%	1,210	22.325546	27,014	0.00%	48.55%
2013	0.50%	23,615	21.165757	499,829	0.00%	47.81%
2013	0.80%	3,994	20.499021	81,873	0.00%	47.37%
2012	0.00%	705	15.029274	10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.00%	10,508	28.184678	296,165	0.78%	10.07%
2014	0.50%	34,972	25.615214	895,815	0.78%	9.53%
2014	0.80%	11,420	24.400541	278,654	0.78%	9.20%
2014	1.00%	6,174	16.306396	100,676	0.78%	8.98%
2013	0.00%	11,166	25.605002	285,905	0.91%	36.78%
2013	0.50%	37,868	23.387364	885,633	0.91%	36.10%
2013	0.80%	13,026	22.345264	291,069	0.91%	35.69%
2013	1.00%	8,408	14.962784	125,807	0.91%	35.42%
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.00%	4,275	$18.372369	$78,542	1.69%	-0.97%
2014	0.50%	4,713	17.331172	81,682	1.69%	-1.46%
2014	0.80%	74	16.734989	1,238	1.69%	-1.76%
2013	0.00%	4,327	18.551848	80,274	1.20%	16.45%
2013	0.50%	4,563	17.588218	80,255	1.20%	15.87%
2013	0.80%	82	17.034230	1,397	1.20%	15.52%
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	10,103	18.533750	187,246	3.97%	3.79%
2014	0.50%	34,872	17.396370	606,646	3.97%	3.28%
2014	0.80%	6,748	16.747756	113,014	3.97%	2.97%
2014	1.00%	22,120	16.328799	361,193	3.97%	2.76%
2013	0.00%	11,973	17.856455	213,795	4.39%	1.03%
2013	0.50%	46,659	16.844649	785,954	4.39%	0.53%
2013	0.80%	7,985	16.265318	129,879	4.39%	0.23%
2013	1.00%	28,000	15.890171	444,925	4.39%	0.03%
2012	0.00%	21,760	17.673540	384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.00%	101,112	$37.413074	$3,782,911	2.74%	8.72%
2014	0.50%	298,611	94.099220	28,099,062	2.74%	8.18%
2014	0.80%	98,305	75.615605	7,433,392	2.74%	7.85%
2014	1.00%	178,942	18.966506	3,393,905	2.74%	7.64%
2013	0.00%	123,946	34.412915	4,265,343	2.48%	28.15%
2013	0.50%	321,894	86.987217	28,000,663	2.48%	27.51%
2013	0.80%	119,758	70.110604	8,396,306	2.48%	27.13%
2013	1.00%	201,751	17.620899	3,555,034	2.48%	26.87%
2013	1.30%	190	62.439911	11,864	2.48%	26.49%
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
High Income Portfolio - Initial Class (FHIP)
2014	0.00%	70,561	23.930632	1,688,569	5.30%	1.16%
2014	0.50%	74,942	49.196697	3,686,899	5.30%	0.65%
2014	0.80%	21,845	45.131945	985,907	5.30%	0.35%
2014	1.00%	39,522	17.423841	688,625	5.30%	0.15%
2013	0.00%	76,527	23.657339	1,810,425	5.55%	5.95%
2013	0.50%	84,651	48.878642	4,137,626	5.55%	5.42%
2013	0.80%	27,795	44.974878	1,250,077	5.55%	5.10%
2013	1.00%	68,487	17.397965	1,191,534	5.55%	4.89%
2013	1.30%	20	44.129723	883	5.55%	4.58%
2012	0.00%	79,361	22.329447	1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.00%	28,326	$32.374882	$917,051	1.47%	5.83%
2014	0.50%	137,325	54.805245	7,526,130	1.47%	5.31%
2014	0.80%	43,426	46.213383	2,006,862	1.47%	4.99%
2014	1.00%	124,578	16.531597	2,059,473	1.47%	4.78%
2013	0.00%	22,166	30.590553	678,070	1.55%	15.71%
2013	0.50%	147,566	52.044253	7,679,962	1.55%	15.13%
2013	0.80%	49,960	44.017089	2,199,094	1.55%	14.78%
2013	1.00%	135,008	15.777445	2,130,081	1.55%	14.56%
2013	1.30%	222	44.605427	9,902	1.55%	14.21%
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2010	0.50%	1	37.528108	38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	11,909	19.788975	235,667	0.61%	-12.76%
2014	0.50%	88,884	18.854926	1,675,901	0.61%	-13.20%
2014	0.80%	20,782	18.315787	380,639	0.61%	-13.46%
2013	0.00%	11,257	22.684649	255,361	0.70%	24.15%
2013	0.50%	87,421	21.722450	1,898,998	0.70%	23.53%
2013	0.80%	25,101	21.164829	531,258	0.70%	23.16%
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	2,872	$17.810892	$51,153	1.66%	4.35%
2014	0.50%	20,978	16.970715	356,012	1.66%	3.83%
2014	0.80%	2,581	16.485713	42,550	1.66%	3.52%
2013	0.00%	4,122	17.068509	70,356	1.64%	13.39%
2013	0.50%	17,248	16.344867	281,916	1.64%	12.83%
2013	0.80%	3,214	15.925458	51,184	1.64%	12.49%
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	3,790	18.459232	69,960	1.64%	4.66%
2014	0.50%	56,232	17.588378	989,030	1.64%	4.14%
2014	0.80%	9,126	17.085740	155,924	1.64%	3.83%
2013	0.00%	3,849	17.636606	67,883	1.67%	15.95%
2013	0.50%	53,692	16.888806	906,794	1.67%	15.38%
2013	0.80%	11,810	16.455456	194,339	1.67%	15.03%
2012	0.00%	3,913	15.209948	59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	415	19.265178	7,995	1.41%	4.86%
2014	0.50%	52,282	18.356222	959,700	1.41%	4.34%
2014	0.80%	13,576	17.831644	242,082	1.41%	4.03%
2013	0.00%	422	18.372029	7,753	1.64%	21.50%
2013	0.50%	53,021	17.592960	932,796	1.64%	20.89%
2013	0.80%	17,577	17.141551	301,297	1.64%	20.53%
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2014	0.00%	137,759	$36.654676	$5,049,512	0.18%	11.30%
2014	0.50%	360,019	109.658461	39,479,129	0.18%	10.74%
2014	0.80%	181,138	73.486182	13,311,140	0.18%	10.41%
2014	1.00%	339,475	12.660634	4,297,969	0.18%	10.19%
2014	1.30%	16	66.017849	1,056	0.18%	9.86%
2013	0.00%	150,521	32.933927	4,957,248	0.29%	36.34%
2013	0.50%	372,839	99.021065	36,918,915	0.29%	35.66%
2013	0.80%	223,483	66.557026	14,874,364	0.29%	35.25%
2013	1.00%	349,541	11.489795	4,016,154	0.29%	34.98%
2013	1.30%	213	60.092605	12,800	0.29%	34.58%
2012	0.00%	161,289	24.156554	3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.00%	13,768	15.513944	213,596	5.90%	1.18%
2014	0.50%	166,560	14.930500	2,486,824	5.90%	0.67%
2014	0.80%	62,827	14.591037	916,711	5.90%	0.37%
2013	0.00%	13,767	15.333544	211,097	5.83%	5.97%
2013	0.50%	163,325	14.830856	2,422,250	5.83%	5.44%
2013	0.80%	70,495	14.537202	1,024,800	5.83%	5.12%
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	19,523	16.750978	327,029	1.87%	5.75%
2014	0.50%	105,027	15.801818	1,659,618	1.87%	5.23%
2014	0.80%	13,720	15.258338	209,344	1.87%	4.91%
2013	0.00%	18,225	15.839600	288,677	2.05%	-1.89%
2013	0.50%	196,708	15.016973	2,953,959	2.05%	-2.38%
2013	0.80%	15,073	14.544041	219,222	2.05%	-2.67%
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	11,134	$43.589036	$485,320	0.16%	6.20%
2014	0.50%	178,602	41.119213	7,343,974	0.16%	5.67%
2014	0.80%	18,747	39.705024	744,350	0.16%	5.35%
2013	0.00%	12,172	41.045629	499,607	0.41%	36.06%
2013	0.50%	180,997	38.914038	7,043,324	0.41%	35.38%
2013	0.80%	26,480	37.688616	997,995	0.41%	34.98%
2012	0.00%	16,990	30.166927	512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.00%	25,877	25.210791	652,380	1.27%	-8.08%
2014	0.50%	79,348	42.220268	3,350,094	1.27%	-8.54%
2014	0.80%	17,397	31.357900	545,533	1.27%	-8.81%
2014	1.00%	77,951	12.972478	1,011,218	1.27%	-8.99%
2013	0.00%	28,857	27.425919	791,430	1.36%	30.44%
2013	0.50%	91,720	46.160265	4,233,820	1.36%	29.79%
2013	0.80%	21,769	34.387281	748,577	1.36%	29.40%
2013	1.00%	82,304	14.254206	1,173,178	1.36%	29.14%
2013	1.30%	542	29.175220	15,813	1.36%	28.75%
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	29,539	16.555209	489,024	1.25%	-8.18%
2014	0.50%	191,088	15.774084	3,014,238	1.25%	-8.63%
2014	0.80%	41,075	15.323165	629,399	1.25%	-8.91%
2013	0.00%	32,000	18.029345	576,939	1.32%	30.30%
2013	0.50%	200,439	17.264814	3,460,542	1.32%	29.65%
2013	0.80%	46,798	16.821709	787,222	1.32%	29.26%
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	8,274	$26.632186	$220,355	0.80%	6.69%
2014	0.50%	23,118	24.997315	577,888	0.80%	6.16%
2014	0.80%	3,724	24.064985	89,618	0.80%	5.84%
2014	1.00%	6,587	23.462855	154,550	0.80%	5.63%
2013	0.00%	9,006	24.961619	224,804	0.74%	30.44%
2013	0.50%	26,777	23.546747	630,511	0.74%	29.79%
2013	0.80%	4,896	22.736642	111,319	0.74%	29.41%
2013	1.00%	10,442	22.212133	231,939	0.74%	29.15%
2012	0.00%	9,336	19.135795	178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	10,790	17.195058	185,535	5.34%	4.62%
2014	0.50%	88,212	16.465766	1,452,478	5.34%	4.09%
2014	0.80%	12,451	16.043213	199,754	5.34%	3.78%
2013	0.00%	11,930	16.436367	196,086	6.46%	13.94%
2013	0.50%	89,778	15.818160	1,420,123	6.46%	13.37%
2013	0.80%	14,539	15.458527	224,752	6.46%	13.03%
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	14,184	28.587626	405,487	1.58%	9.01%
2014	0.50%	148,833	26.967693	4,013,683	1.58%	8.46%
2014	0.80%	10,615	26.040144	276,416	1.58%	8.14%
2013	0.00%	13,999	26.225783	367,135	1.83%	30.05%
2013	0.50%	159,701	24.863682	3,970,755	1.83%	29.40%
2013	0.80%	14,322	24.080637	344,883	1.83%	29.02%
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	6,537	$36.558447	$238,983	0.80%	0.88%
2014	0.50%	79,931	34.486659	2,756,553	0.80%	0.38%
2014	0.80%	7,270	33.300359	242,094	0.80%	0.08%
2013	0.00%	6,811	36.238435	246,820	1.48%	36.50%
2013	0.50%	104,422	34.356208	3,587,544	1.48%	35.82%
2013	0.80%	10,409	33.274117	346,350	1.48%	35.42%
2012	0.00%	6,825	26.547381	181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	6,412	9.429267	60,460	1.52%	-5.71%	4/30/2014
2014	0.50%	79,121	9.397664	743,553	1.52%	-6.02%	4/30/2014
2014	0.80%	10,088	9.378753	94,613	1.52%	-6.21%	4/30/2014
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.00%	160	25.556124	4,089	2.00%	-10.89%
2014	0.50%	5,669	24.107860	136,667	2.00%	-11.33%
2014	0.80%	454	23.278595	10,568	2.00%	-11.60%
2013	0.00%	163	28.677989	4,675	2.54%	23.27%
2013	0.50%	6,799	27.188535	184,855	2.54%	22.66%
2013	0.80%	545	26.332251	14,351	2.54%	22.29%
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	9,163	8.734905	80,038	1.90%	-12.65%	4/30/2014
2014	0.50%	130,161	8.705622	1,133,132	1.90%	-12.94%	4/30/2014
2014	0.80%	9,869	8.688088	85,743	1.90%	-13.12%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	27,636	10.085726	278,729	5.04%	0.86%	4/30/2014
2014	0.50%	189,728	10.051926	1,907,132	5.04%	0.52%	4/30/2014
2014	0.80%	16,441	10.031694	164,931	5.04%	0.32%	4/30/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	1,899	$13.816935	$26,238	2.91%	2.85%
2014	0.50%	12,325	13.363967	164,711	2.91%	2.34%
2014	0.80%	1,484	13.099354	19,439	2.91%	2.03%
2013	0.00%	5,110	13.434293	68,649	11.80%	23.77%
2013	0.50%	4,833	13.059007	63,114	11.80%	23.15%
2013	0.80%	1,921	12.838902	24,664	11.80%	22.78%
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	34,818	18.178772	632,948	1.68%	0.61%
2014	0.50%	44,680	25.920092	1,158,110	1.68%	0.11%
2014	0.80%	8,780	20.359563	178,757	1.68%	-0.19%
2014	1.00%	63,202	12.760705	806,502	1.68%	-0.39%
2013	0.00%	35,883	18.068566	648,354	2.13%	0.62%
2013	0.50%	39,560	25.892092	1,024,291	2.13%	0.11%
2013	0.80%	11,902	20.398673	242,785	2.13%	-0.18%
2013	1.00%	74,230	12.810813	950,947	2.13%	-0.38%
2013	1.30%	184	19.479537	3,584	2.13%	-0.68%
2012	0.00%	39,865	17.957800	715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
Balanced Portfolio - I Class Shares (AMBP)
2014	0.50%	1,621	16.697421	27,067	0.00%	3.66%
2014	0.80%	319	35.320106	11,267	0.00%	3.35%
2013	0.50%	1,279	16.107370	20,601	0.00%	17.89%
2013	0.80%	534	34.174349	18,249	0.00%	17.54%
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2014	0.00%	24,769	$34.817796	$862,402	0.00%	6.89%
2014	0.50%	1,195	79.648266	95,180	0.00%	6.36%
2014	0.80%	405	52.787243	21,379	0.00%	6.04%
2014	1.00%	84,657	11.051834	935,615	0.00%	5.83%
2013	0.00%	28,006	32.573007	912,240	0.00%	31.85%
2013	0.50%	1,258	74.886699	94,207	0.00%	31.19%
2013	0.80%	413	49.780631	20,559	0.00%	30.80%
2013	1.00%	96,782	10.443227	1,010,716	0.00%	30.54%
2013	1.30%	223	46.355252	10,337	0.00%	30.15%
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.00%	3,691	25.467775	94,002	0.43%	9.03%
2014	0.80%	2	22.288104	45	0.43%	8.16%
2014	1.00%	3,825	19.378004	74,121	0.43%	7.94%
2013	0.00%	3,816	23.358987	89,138	0.80%	38.81%
2013	0.80%	2	20.606782	41	0.80%	37.71%
2013	1.00%	6,693	17.952067	120,153	0.80%	37.43%
2012	0.00%	6,748	16.827470	113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
International Portfolio - S Class Shares (AMINS)
2014	0.00%	1,255	15.581872	19,555	0.35%	-3.27%
2013	0.00%	1,213	16.109309	19,541	1.16%	17.83%
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2014	0.00%	530	34.573606	18,324	0.00%	7.31%
2013	0.00%	537	32.217787	17,301	0.00%	32.28%
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.00%	69,362	$37.272351	$2,585,285	0.75%	9.85%
2014	0.80%	56	49.126371	2,751	0.75%	8.98%
2014	1.00%	27,195	19.149762	520,778	0.75%	8.76%
2013	0.00%	76,029	33.929461	2,579,623	1.19%	31.14%
2013	0.80%	56	45.079527	2,524	1.19%	30.09%
2013	1.00%	29,271	17.607455	515,388	1.19%	29.83%
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2014	0.00%	1,220	22.175231	27,054	0.68%	13.56%
2013	0.00%	1,376	19.528070	26,871	0.82%	36.71%
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	274	22.169924	6,075	0.00%	3.47%
2014	0.50%	8,407	20.913605	175,821	0.00%	2.95%
2014	0.80%	881	20.194182	17,791	0.00%	2.65%
2013	0.00%	843	21.426193	18,062	0.00%	45.83%
2013	0.50%	7,637	20.313368	155,133	0.00%	45.11%
2013	0.80%	708	19.673555	13,929	0.00%	44.67%
2012	0.00%	856	14.692238	12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	1,211	29.278575	35,456	0.37%	10.38%
2014	0.50%	25,368	27.619420	700,649	0.37%	9.83%
2014	0.80%	2,069	26.669361	55,179	0.37%	9.50%
2013	0.00%	1,293	26.524850	34,297	0.78%	37.60%
2013	0.50%	27,419	25.147151	689,510	0.78%	36.92%
2013	0.80%	3,040	24.355078	74,039	0.78%	36.51%
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.00%	20,975	$26.485875	$555,541	2.05%	8.20%
2014	0.50%	88,630	41.962635	3,719,148	2.05%	7.66%
2014	0.80%	31,454	38.678263	1,216,586	2.05%	7.34%
2014	1.00%	42,043	14.038358	590,215	2.05%	7.12%
2013	0.00%	23,362	24.479189	571,883	2.38%	13.17%
2013	0.50%	91,522	38.977736	3,567,320	2.38%	12.60%
2013	0.80%	35,610	36.034905	1,283,203	2.38%	12.27%
2013	1.00%	47,341	13.105120	620,409	2.38%	12.04%
2013	1.30%	48	33.555465	1,611	2.38%	11.71%
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.00%	31,891	18.457037	588,613	4.76%	7.27%
2014	0.50%	75,579	26.804199	2,025,835	4.76%	6.73%
2014	0.80%	26,194	23.669529	620,000	4.76%	6.41%
2014	1.00%	34,890	12.601657	439,672	4.76%	6.20%
2013	0.00%	35,901	17.206945	617,747	5.06%	-0.10%
2013	0.50%	128,564	25.113977	3,228,753	5.06%	-0.60%
2013	0.80%	29,928	22.243594	665,706	5.06%	-0.90%
2013	1.00%	40,654	11.866194	482,408	5.06%	-1.09%
2013	1.30%	87	21.524233	1,873	5.06%	-1.39%
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	31,581	$59.086198	$1,866,001	1.24%	2.29%
2014	0.50%	256,527	66.543578	17,070,224	1.24%	1.78%
2014	0.80%	41,216	63.695578	2,625,277	1.24%	1.48%
2014	1.00%	48,669	19.616036	954,693	1.24%	1.27%
2013	0.00%	25,705	57.762074	1,484,774	1.38%	27.31%
2013	0.50%	164,315	65.378449	10,742,660	1.38%	26.67%
2013	0.80%	26,742	62.768366	1,678,552	1.38%	26.29%
2013	1.00%	52,368	19.369184	1,014,325	1.38%	26.04%
2013	1.30%	10	56.724747	567	1.38%	25.66%
2012	0.00%	27,835	45.372528	1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	21,173	18.220430	385,781	0.81%	10.70%
2014	0.50%	47,078	16.932003	797,125	0.81%	10.15%
2014	0.80%	7,321	16.203092	118,623	0.81%	9.82%
2014	1.00%	10,278	15.725988	161,632	0.81%	9.60%
2013	0.00%	21,539	16.458811	354,506	1.10%	31.77%
2013	0.50%	45,618	15.371629	701,223	1.10%	31.12%
2013	0.80%	10,025	14.754067	147,910	1.10%	30.72%
2013	1.00%	4,106	14.348295	58,914	1.10%	30.46%
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	2,745	$39.650231	$108,840	0.86%	11.93%
2014	0.50%	28,891	37.403435	1,080,623	0.86%	11.38%
2014	0.80%	4,004	36.116929	144,612	0.86%	11.04%
2013	0.00%	3,573	35.423066	126,567	0.95%	41.01%
2013	0.50%	34,448	33.583284	1,156,877	0.95%	40.31%
2013	0.80%	7,508	32.525596	244,202	0.95%	39.89%
2012	0.00%	1,538	25.120110	38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.00%	5,294	10.472729	55,443	0.00%	5.78%
2014	0.50%	61,812	9.731996	601,554	0.00%	5.26%
2014	0.80%	21,120	9.312908	196,689	0.00%	4.94%
2014	1.00%	26,040	8.006363	208,486	0.00%	4.73%
2013	0.00%	7,017	9.900062	69,469	0.01%	35.98%
2013	0.50%	67,291	9.245959	622,170	0.01%	35.31%
2013	0.80%	24,938	8.874402	221,310	0.01%	34.90%
2013	1.00%	24,456	7.644653	186,958	0.01%	34.63%
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	3,514	10.454655	36,738	4.12%	2.84%
2014	0.50%	16,193	10.341321	167,457	4.12%	2.33%
2014	0.80%	1,964	10.273885	20,178	4.12%	2.02%
2013	0.00%	4,623	10.166070	46,998	4.89%	-0.13%
2013	0.50%	10,314	10.106259	104,236	4.89%	-0.63%
2013	0.80%	2,809	10.070537	28,288	4.89%	-0.93%
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.50%	17,361	10.658413	185,041	4.03%	-0.03%
2014	0.80%	2,633	10.573486	27,840	4.03%	-0.33%
2013	0.50%	42,586	10.661336	454,024	4.32%	-0.23%
2013	0.80%	4,166	10.608164	44,194	4.32%	-0.53%
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.50%	298	7.405558	2,207	0.22%	-25.94%	5/1/2014
2014	0.80%	301	7.390691	2,225	0.22%	-26.09%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.50%	26,282	$12.544818	$329,703	2.05%	-0.10%
2014	0.80%	955	12.331826	11,777	2.05%	-0.40%
2013	0.00%	517	12.854946	6,646	1.79%	-6.47%
2013	0.50%	42,182	12.557432	529,698	1.79%	-6.94%
2013	0.80%	1,172	12.381567	14,511	1.79%	-7.22%
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	30,065	12.536937	376,923	1.12%	0.85%
2014	0.50%	97,346	12.185567	1,186,216	1.12%	0.34%
2014	0.80%	8,703	11.978669	104,250	1.12%	0.04%
2013	0.00%	31,197	12.431406	387,823	1.47%	-0.13%
2013	0.50%	118,845	12.143708	1,443,219	1.47%	-0.63%
2013	0.80%	9,183	11.973624	109,954	1.47%	-0.93%
2012	0.00%	34,675	12.447911	431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.50%	82,384	11.119351	916,057	2.10%	3.75%
2014	0.80%	3,635	10.996665	39,973	2.10%	3.44%
2013	0.50%	111,647	10.717485	1,196,575	2.18%	-2.45%
2013	0.80%	5,095	10.631288	54,166	2.18%	-2.74%
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	354	24.581005	8,702	1.13%	10.73%
2014	0.50%	8,422	23.187961	195,289	1.13%	10.18%
2014	0.80%	1,124	22.390312	25,167	1.13%	9.85%
2013	0.00%	363	22.198468	8,058	2.08%	35.68%
2013	0.50%	4,959	21.045411	104,364	2.08%	35.00%
2013	0.80%	1,126	20.382519	22,951	2.08%	34.60%
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT International Equity Fund: Class IB (PVTIGB)
2014	0.00%	218	$21.460987	$4,678	0.90%	-6.78%
2014	0.50%	11,540	20.244640	233,623	0.90%	-7.24%
2014	0.80%	1,760	19.548168	34,405	0.90%	-7.52%
2013	0.00%	224	23.021172	5,157	1.39%	28.07%
2013	0.50%	11,936	21.825300	260,507	1.39%	27.43%
2013	0.80%	1,673	21.137809	35,364	1.39%	27.05%
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	695	27.009337	18,771	0.80%	9.72%
2014	0.50%	16,323	25.478744	415,890	0.80%	9.17%
2014	0.80%	1,754	24.602302	43,152	0.80%	8.85%
2013	0.00%	793	24.616350	19,521	0.77%	43.72%
2013	0.50%	18,702	23.337763	436,463	0.77%	43.01%
2013	0.80%	2,505	22.602678	56,620	0.77%	42.58%
2012	0.00%	1,061	17.127486	18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	3,043	14.816518	45,087	0.06%	8.44%
2014	0.50%	1,115	14.619541	16,301	0.06%	7.90%
2014	0.80%	793	14.502589	11,501	0.06%	7.58%
2013	0.50%	1,211	13.549301	16,408	0.38%	39.44%
2013	0.80%	616	13.481308	8,304	0.38%	39.02%
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.00%	242	22.000815	5,324	1.34%	6.62%
2013	0.00%	306	20.634996	6,314	0.67%	33.75%
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.50%	2,314	13.354025	30,901	0.05%	3.91%
2013	0.50%	96	12.851090	1,234	0.43%	28.17%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.50%	637	10.374436	6,609	0.00%	4.14%
2014	0.80%	35	10.322638	361	0.00%	3.83%
2013	0.80%	29	9.942289	288	0.00%	-0.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	18,416	$30.377400	$559,430	0.00%	31.22%
2014	0.50%	150,405	29.677828	4,463,694	0.00%	30.57%
2014	0.80%	15,601	29.265799	456,576	0.00%	30.18%
2013	0.00%	19,954	23.149472	461,925	0.00%	50.51%
2013	0.50%	153,298	22.729602	3,484,403	0.00%	49.76%
2013	0.80%	20,374	22.481324	458,034	0.00%	49.31%
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2014	0.00%	2,898	12.888029	37,350	1.01%	0.39%
2013	0.00%	2,608	12.837345	33,480	1.36%	-0.12%
2012	0.00%	10,329	12.852172	132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.56%	2.86%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.00%	5,016	23.756928	119,165	4.92%	2.18%
2014	0.50%	19,801	30.150289	597,006	4.92%	1.67%
2014	0.80%	6,704	26.365744	176,756	4.92%	1.37%
2014	1.00%	26,879	19.005477	510,848	4.92%	1.17%
2013	0.00%	5,096	23.249070	118,477	2.33%	-9.17%
2013	0.50%	20,817	29.653654	617,300	2.33%	-9.62%
2013	0.80%	7,163	26.009363	186,305	2.33%	-9.89%
2013	1.00%	28,068	18.786130	527,289	2.33%	-10.07%
2013	1.30%	79	25.415144	2,008	2.33%	-10.34%
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.00%	28,222	$32.820007	$926,246	0.51%	-0.41%
2014	0.50%	132,065	29.827116	3,939,118	0.51%	-0.91%
2014	0.80%	17,426	28.412384	495,114	0.51%	-1.21%
2014	1.00%	17,100	32.023690	547,605	0.51%	-1.41%
2013	0.00%	31,368	32.956519	1,033,780	1.56%	12.02%
2013	0.50%	142,175	30.101401	4,279,667	1.56%	11.46%
2013	0.80%	19,831	28.759870	570,337	1.56%	11.13%
2013	1.00%	18,575	32.480271	603,321	1.56%	10.91%
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	16,021	33.483626	536,441	0.09%	-19.10%
2014	0.50%	80,111	45.444258	3,640,585	0.09%	-19.51%
2014	0.80%	10,439	52.714985	550,292	0.09%	-19.75%
2014	1.00%	25,649	32.334355	829,344	0.09%	-19.91%
2013	0.00%	17,973	41.390053	743,903	0.71%	10.53%
2013	0.50%	86,950	56.457132	4,908,948	0.71%	9.98%
2013	0.80%	12,955	65.687029	850,975	0.71%	9.65%
2013	1.00%	27,875	40.372010	1,125,370	0.71%	9.43%
2013	1.30%	9	54.718336	492	0.71%	9.11%
2012	0.00%	19,950	37.445535	747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	9,468	$17.047121	$161,402	0.50%	-5.26%
2014	0.50%	138,670	16.570896	2,297,886	0.50%	-5.74%
2014	0.80%	16,678	16.291499	271,710	0.50%	-6.02%
2013	0.00%	10,896	17.994414	196,067	1.27%	25.13%
2013	0.50%	144,031	17.579459	2,531,987	1.27%	24.51%
2013	0.80%	17,448	17.335032	302,462	1.27%	24.13%
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.50%	54,003	12.122263	654,639	4.18%	1.40%
2014	0.80%	5,736	12.025707	68,979	4.18%	1.09%
2013	0.50%	80,665	11.955327	964,376	4.88%	9.95%
2013	0.80%	7,636	11.895726	90,836	4.88%	9.62%
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.50%	22,599	14.046779	317,443	0.00%	7.33%
2014	0.80%	1,882	13.934874	26,225	0.00%	7.01%
2013	0.50%	25,515	13.087276	333,922	0.00%	29.29%
2013	0.80%	1,664	13.022032	21,669	0.00%	28.90%
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012
Advantage VT Discovery Fund (SVDF)
2014	0.00%	3,666	52.479577	192,390	0.00%	0.36%
2014	1.00%	19,034	32.960048	627,362	0.00%	-0.64%
2013	0.00%	3,753	52.293829	196,259	0.01%	43.80%
2013	1.00%	19,578	33.173614	649,473	0.01%	42.37%
2013	1.30%	75	68.427642	5,132	0.01%	41.94%
2012	0.00%	3,369	36.365713	122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.00%	10,959	$56.058764	$614,348	0.06%	10.42%
2014	0.50%	405	101.410513	41,071	0.06%	9.87%
2014	0.80%	132	97.269761	12,840	0.06%	9.54%
2014	1.00%	40,736	22.204418	904,519	0.06%	9.33%
2013	0.00%	12,232	50.766884	620,981	0.19%	30.68%
2013	0.50%	407	92.297867	37,565	0.19%	30.03%
2013	0.80%	130	88.795213	11,543	0.19%	29.64%
2013	1.00%	41,935	20.310451	851,719	0.19%	29.38%
2013	1.30%	62	79.677043	4,940	0.19%	28.99%
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	691	25.389071	17,544	0.00%	-1.88%
2014	0.50%	12,148	24.679909	299,812	0.00%	-2.37%
2014	0.80%	1,874	24.263932	45,471	0.00%	-2.66%
2013	0.00%	546	25.874760	14,128	0.00%	50.23%
2013	0.50%	20,549	25.278178	519,441	0.00%	49.48%
2013	0.80%	2,707	24.926824	67,477	0.00%	49.03%
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	24,114	20.707226	499,334	1.38%	27.34%
2013	0.50%	359,779	19.829099	7,134,093	1.38%	26.70%
2013	0.80%	79,174	19.320265	1,529,663	1.38%	26.32%
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	$10.352942	$6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	4,965	19.119582	94,929	1.94%	-0.97%
2013	0.50%	45,657	18.308816	835,926	1.94%	-1.47%
2013	0.80%	7,143	17.838977	127,424	1.94%	-1.76%
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	4,947	18.236527	90,216	2.22%	22.98%
2013	0.50%	73,327	17.463266	1,280,529	2.22%	22.37%
2013	0.80%	7,835	17.015082	133,313	2.22%	22.00%
2012	0.00%	5,081	14.829007	75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	12,756	20.700503	264,056	4.53%	1.64%
2013	0.50%	95,008	19.822913	1,883,335	4.53%	1.13%
2013	0.80%	10,281	19.314319	198,571	4.53%	0.83%
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	15,332	$18.202636	$279,083	6.11%	6.94%
2013	0.50%	60,057	17.431017	1,046,855	6.11%	6.40%
2013	0.80%	6,318	16.983857	107,304	6.11%	6.09%
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	21,484	19.481483	418,540	1.16%	0.75%
2013	0.50%	89,902	18.655252	1,677,144	1.16%	0.25%
2013	0.80%	18,368	18.176470	333,865	1.16%	-0.05%
2012	0.00%	24,409	19.336082	471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	28,099	9.956257	279,761	0.53%	17.81%
2013	0.50%	315,286	9.678019	3,051,344	0.53%	17.23%
2013	0.80%	58,774	9.514826	559,224	0.53%	16.87%
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	13,690	$11.841416	$162,109	2.52%	21.27%
2013	0.50%	29,809	11.395830	339,698	2.52%	20.67%
2013	0.80%	539	11.136536	6,003	2.52%	20.31%
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	16,184	12.166606	196,904	1.24%	21.34%
2013	0.50%	299,439	11.826670	3,541,366	1.24%	20.74%
2013	0.80%	61,094	11.627292	710,358	1.24%	20.37%
2013	1.00%	8,856	18.812997	166,608	1.24%	20.13%
2012	0.00%	18,564	10.026765	186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	8,619	12.775201	110,109	2.31%	21.42%
2013	0.50%	25,764	12.233332	315,180	2.31%	20.82%
2013	0.80%	5,724	11.919240	68,226	2.31%	20.45%
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	$2.908819	$10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	2,561	18.872253	48,332	0.00%	30.17%
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%

2014	Contract owners equity:				$659,613,121
2013	Contract owners equity:				$677,429,029
2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
2010	Contract owners equity:				$647,741,695

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account – 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".

11)	Fund Participation Agreement with Neuberger Berman Management, Inc. dated January 1, 2006, under document "neuberfpa99h13.htm".
12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
15)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".
17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
19)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
20)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
21)	Administrative Services Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with Post-Effective Amendment No. 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
24)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998, under document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
25)	Fund Participation Agreement with Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC., dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.

26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
i)	Not Applicable
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact